UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.82%
AMUSEMENT AND RECREATION SERVICES - 2.84%
2,000		Nintendo Co Ltd	$1,041,222

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,041,222

APPAREL AND ACCESSORY STORES - 1.24%
1,841		Abercrombie & Fitch Co (Class A)	148,569
6,537		Nordstrom, Inc	306,520

		TOTAL APPAREL AND ACCESSORY STORES	455,089

BUSINESS SERVICES - 16.14%
17,379	*	Adobe Systems, Inc	758,767
1,903	*	Cognizant Technology Solutions Corp (Class A)	151,802
5,764	*	DST Systems, Inc	494,609
15,103	*	eBay, Inc	589,319
6,444	*	Electronic Arts, Inc	360,800
32,178		Experian Group Ltd	340,372
1,829	*	Google, Inc (Class A)	1,037,537
22,036	*	Intuit, Inc	667,691
1,932		Mastercard, Inc (Class A)	285,878
13,952	e	Omnicom Group, Inc	670,952
16,608	*	Oracle Corp	359,563
7,157	*	Yahoo!, Inc	192,094

		TOTAL BUSINESS SERVICES	5,909,384

CHEMICALS AND ALLIED PRODUCTS - 18.55%
9,769		Abbott Laboratories	523,813
8,176		Air Products & Chemicals, Inc	799,286
3,148	*	Amgen, Inc	178,082
10,006		Colgate-Palmolive Co	713,628
8,597	*	Genentech, Inc	670,738
15,850	*	Gilead Sciences, Inc	647,790
7,542		Merck & Co, Inc	389,845
12,905		Monsanto Co	1,106,475
5,660	e*	Mosaic Co	302,923
23,231		Schering-Plough Corp	734,796
16,208		Teva Pharmaceutical Industries Ltd (ADR)	720,770

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,788,146

COMMUNICATIONS - 2.38%
8,143		AT&T, Inc	344,530
6,394	*	NII Holdings, Inc	525,267

		TOTAL COMMUNICATIONS	869,797

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 0.95%
6,368		McDonald’s Corp	$346,865

		TOTAL EATING AND DRINKING PLACES	346,865

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.48%
4,494	*	Apple Computer, Inc	690,009
33,637	*	Cisco Systems, Inc	1,113,721
32,571		Intel Corp	842,286
10,576		Maxim Integrated Products, Inc	310,406
4,526	*	Network Appliance, Inc	121,795
21,035		Qualcomm, Inc	888,939
9,829	*	Research In Motion Ltd	968,648

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,935,804

ENGINEERING AND MANAGEMENT SERVICES - 1.64%
8,398	*	Celgene Corp	598,861

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	598,861

FABRICATED METAL PRODUCTS - 0.67%
4,117		Illinois Tool Works, Inc	245,538

		TOTAL FABRICATED METAL PRODUCTS	245,538

GENERAL MERCHANDISE STORES - 1.30%
16,340	e	TJX Cos, Inc	475,004

		TOTAL GENERAL MERCHANDISE STORES	475,004

HEALTH SERVICES - 0.37%
1,727	e*	Laboratory Corp of America Holdings	135,103

		TOTAL HEALTH SERVICES	135,103

HOTELS AND OTHER LODGING PLACES - 2.22%
6,170	*	MGM Mirage	551,845
4,302		Starwood Hotels & Resorts Worldwide, Inc	261,347

		TOTAL HOTELS AND OTHER LODGING PLACES	813,192

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.79%
1,346		Deere & Co	199,773
11,463		Hewlett-Packard Co	570,743
14,287		International Game Technology	615,770
352	m,v*	Seagate Technology, Inc	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,386,286

INSTRUMENTS AND RELATED PRODUCTS - 8.84%
4,865		Alcon, Inc	700,171
15,198		BAE Systems plc	153,454
18,342		Emerson Electric Co	976,161
3,668	e*	Flir Systems, Inc	203,171
3,249		Johnson & Johnson	213,459
11,445		Medtronic, Inc	645,612
5,974	*	Thermo Electron Corp	344,819

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,236,847

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 2.44%
3,707		Aetna, Inc	$201,179
12,158		Aflac, Inc	693,492

		TOTAL INSURANCE CARRIERS	894,671

MISCELLANEOUS RETAIL - 4.10%
2,071	*	Amazon.com, Inc	192,914
32,963		CVS Corp	1,306,324

		TOTAL MISCELLANEOUS RETAIL	1,499,238

MOTION PICTURES - 0.94%
15,722		News Corp (Class A)	345,727

		TOTAL MOTION PICTURES	345,727

NONDEPOSITORY INSTITUTIONS - 0.86%
5,030		Textron, Inc	312,916

		TOTAL NONDEPOSITORY INSTITUTIONS	312,916

OIL AND GAS EXTRACTION - 3.77%
3,816		Baker Hughes, Inc	344,852
629	*	National Oilwell Varco, Inc	90,891
2,713	*	Pride International, Inc	99,160
7,753	*	Weatherford International Ltd	520,847
5,236		XTO Energy, Inc	323,794

		TOTAL OIL AND GAS EXTRACTION	1,379,544

PAPER AND ALLIED PRODUCTS - 1.06%
5,526		Anglo American plc	371,860
1,630		Mondi plc	15,508

		TOTAL PAPER AND ALLIED PRODUCTS	387,368

PETROLEUM AND COAL PRODUCTS - 2.00%
4,087		Devon Energy Corp	340,038
4,124	*	Suncor Energy, Inc	390,996

		TOTAL PETROLEUM AND COAL PRODUCTS	731,034

SECURITY AND COMMODITY BROKERS - 5.69%
30,863		Charles Schwab Corp	666,641
1,638		CME Group, Inc	962,079
2,034		Deutsche Boerse AG.	276,985
1,175	*	IntercontinentalExchange, Inc	178,483

		TOTAL SECURITY AND COMMODITY BROKERS	2,084,188

TRANSPORTATION EQUIPMENT - 2.57%
1,991	*	BE Aerospace, Inc	82,686
4,915		Boeing Co	516,026
4,240		United Technologies Corp	341,235

		TOTAL TRANSPORTATION EQUIPMENT	939,947

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES	COMPANY	VALUE

WATER TRANSPORTATION - 0.98%
9,189	Royal Caribbean Cruises Ltd	$358,647

	TOTAL WATER TRANSPORTATION	358,647

	TOTAL COMMON STOCKS (Cost $31,649,092)	36,170,418

PRINCIPAL	ISSUER
SHORT TERM INVESTMENTS - 3.31%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.46%
$ 170,000	Federal Home Loan Bank (FHLB) 10/01/07	169,943

		169,943

SHARES	COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.85%
1,041,780	State Street Navigator Securities Lending Prime Portfolio	1,041,780

		1,041,780

	TOTAL SHORT TERM INVESTMENTS (Cost $1,211,780)	1,211,723

	TOTAL PORTFOLIO - 102.13% (Cost $32,860,872)	37,382,141
	OTHER ASSETS & LIABILITIES, NET - (2.13)%	(779,740)

	NET ASSETS - 100.00%	$36,602,401

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

At September 30, 2007, the unrealized appreciation on investments was $4,521,269, consisting of gross unrealized appreciation of $4,726,606 and gross unrealized depreciation of $205,337.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.38%
AMUSEMENT AND RECREATION SERVICES - 2.27%
19,513	*	Activision, Inc	$421,286
1,000		Nintendo Co Ltd	520,611
13,838		Walt Disney Co	475,889
10,893	*	WMS Industries, Inc	360,558

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,778,344

APPAREL AND ACCESSORY STORES - 0.73%
13,546		Gap, Inc	249,788
7,805	e*	J Crew Group, Inc	323,907

		TOTAL APPAREL AND ACCESSORY STORES	573,695

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
2,522	*	Lululemon Athletica, Inc	106,000

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	106,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.39%
9,425		Home Depot, Inc	305,747

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	305,747

BUSINESS SERVICES - 5.27%
11,572	*	Adobe Systems, Inc	505,233
14,591	*	BEA Systems, Inc	202,377
5,531		Ctrip.com International Ltd (ADR)	286,506
9,510	*	eBay, Inc	371,080
1,197	*	Google, Inc (Class A)	679,022
45,647		Microsoft Corp	1,344,761
17,352	*	Oracle Corp	375,671
939	*	VMware, Inc	79,815
21,540		WPP Group plc	291,748

		TOTAL BUSINESS SERVICES	4,136,213

CHEMICALS AND ALLIED PRODUCTS - 12.55%
18,745		Abbott Laboratories	1,005,107
8,299		Air Products & Chemicals, Inc	811,310
5,880	*	Amgen, Inc	332,632
6,958	e*	Chattem, Inc	490,678
9,109		Colgate-Palmolive Co	649,654
4,091		DSM NV	220,799
3,576		Du Pont (E.I.) de Nemours & Co	177,227
11,215	*	Elan Corp plc (ADR)	235,964
4,713	*	Genentech, Inc	367,708
5,836	*	Genzyme Corp	361,599
17,804	*	Gilead Sciences, Inc	727,649
25,759		Merck & Co, Inc	1,331,483
7,849		Monsanto Co	672,973
9,520	*	Mosaic Co	509,510
4,183		PPG Industries, Inc	316,026
13,052		Procter & Gamble Co	918,078
22,783		Schering-Plough Corp	720,626

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,849,023

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 3.07%
4,883		America Movil S.A. de C.V. (Series L) (ADR)	$312,512
6,166	e*	Aruba Networks, Inc	123,320
17,085		AT&T, Inc	722,866
5,433	e	Manitoba Telecom Services, Inc	264,372
22,223		Verizon Communications, Inc	984,034

		TOTAL COMMUNICATIONS	2,407,104

DEPOSITORY INSTITUTIONS - 8.21%
14,756		Bank of America Corp	741,784
29,173		Citigroup, Inc	1,361,504
25,024		JPMorgan Chase & Co	1,146,600
10,961		Northern Trust Corp	726,385
8,067		SunTrust Banks, Inc	610,430
9,501		US Bancorp	309,067
5,664		Wachovia Corp	284,050
35,479	e	Wells Fargo & Co	1,263,762

		TOTAL DEPOSITORY INSTITUTIONS	6,443,582

EATING AND DRINKING PLACES - 1.60%
2,428	e*	Chipotle Mexican Grill, Inc (Class A)	286,820
7,573		Darden Restaurants, Inc	317,006
11,938		McDonald’s Corp	650,263

		TOTAL EATING AND DRINKING PLACES	1,254,089

ELECTRIC, GAS, AND SANITARY SERVICES - 2.79%
11,175	*	AES Corp	223,947
8,710		American Electric Power Co, Inc	401,357
7,076		Constellation Energy Group, Inc	607,050
13,550	e	DPL, Inc	355,823
5,425	e*	NRG Energy, Inc	229,423
7,791		PG&E Corp	372,410

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,190,010

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.31%
6,519	*	Apple Computer, Inc	1,000,927
57,349	*	Cisco Systems, Inc	1,898,825
3,255	*	First Solar, Inc	383,244
7,669		Gamesa Corp Tecnologica S.A.	313,304
12,860		Honeywell International, Inc	764,784
46,806		Intel Corp	1,210,403
4,364		L-3 Communications Holdings, Inc	445,739
11,372	*	Marvell Technology Group Ltd	186,160
10,933		Maxim Integrated Products, Inc	320,884
14,826	*	Nvidia Corp	537,294
18,691		Qualcomm, Inc	789,882
2,419	*	Research In Motion Ltd	238,392

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,089,838

FOOD AND KINDRED PRODUCTS - 4.03%
12,725		Coca-Cola Co	731,306
3,206		General Mills, Inc	185,980

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

10,234		Kellogg Co	$573,104
5,547		Kraft Foods, Inc (Class A)	191,427
16,071		PepsiCo, Inc	1,177,361
9,693		Unilever plc	306,402

		TOTAL FOOD AND KINDRED PRODUCTS	3,165,580

GENERAL BUILDING CONTRACTORS - 0.26%
13,412		Amec plc	203,337

		TOTAL GENERAL BUILDING CONTRACTORS	203,337

GENERAL MERCHANDISE STORES - 1.62%
9,322		Target Corp	592,599
16,459		TJX Cos, Inc	478,463
4,528		Wal-Mart Stores, Inc	197,647

		TOTAL GENERAL MERCHANDISE STORES	1,268,709

HEALTH SERVICES - 0.81%
7,060	*	Medco Health Solutions, Inc	638,153

		TOTAL HEALTH SERVICES	638,153

HOLDING AND OTHER INVESTMENT OFFICES - 2.17%
1,235		AvalonBay Communities, Inc	145,804
5,224		Digital Realty Trust, Inc	205,773
8,862		SPDR Trust Series 1	1,352,164

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,703,741

HOTELS AND OTHER LODGING PLACES - 0.82%
5,553		Accor S.A.	492,991
5,366		Ameristar Casinos, Inc	150,785

		TOTAL HOTELS AND OTHER LODGING PLACES	643,776

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.83%
2,852		Alstom RGPT	579,802
4,854		Deere & Co	720,431
54,191		General Electric Co	2,243,507
29,719		Hewlett-Packard Co	1,479,709
7,406		International Business Machines Corp	872,427
6,104	*	Riverbed Technology, Inc	246,541
582	m,v*	Seagate Technology, Inc	0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,142,417

INSTRUMENTS AND RELATED PRODUCTS - 5.26%
17,787		Emerson Electric Co	946,624
4,763	*	Hologic, Inc	290,543
13,716		Johnson & Johnson	901,141
14,153		Medtronic, Inc	798,371
5,109		Mindray Medical International Ltd (ADR)	219,432
9,004	*	Thermo Electron Corp	519,711

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

5,613	*	Zimmer Holdings, Inc	$454,597

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,130,419

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
3,712		Hartford Financial Services Group, Inc	343,546

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	343,546

INSURANCE CARRIERS - 4.10%
14,517		ACE Ltd	879,295
10,033		Aetna, Inc	544,491
11,406		Aflac, Inc	650,598
16,887		American International Group, Inc	1,142,406

		TOTAL INSURANCE CARRIERS	3,216,790

MISCELLANEOUS RETAIL - 0.45%
3,886		Best Buy Co, Inc	178,834
3,393		Tiffany & Co	177,624

		TOTAL MISCELLANEOUS RETAIL	356,458

MOTION PICTURES - 1.33%
10,292	*	Discovery Holding Co (Class A)	296,924
8,605	*	DreamWorks Animation SKG, Inc (Class A)	287,579
11,810	*	Viacom, Inc (Class B)	460,236

		TOTAL MOTION PICTURES	1,044,739

NONDEPOSITORY INSTITUTIONS - 2.02%
8,384		American Express Co	497,758
14,701		Discover Financial Services	305,781
12,842		Fannie Mae	780,922

		TOTAL NONDEPOSITORY INSTITUTIONS	1,584,461

OIL AND GAS EXTRACTION - 3.91%
4,709		Baker Hughes, Inc	425,552
6,165	*	Cameron International Corp	568,968
7,651	*	Pride International, Inc	279,644
12,420		Schlumberger Ltd	1,304,100
6,838		Smith International, Inc	488,233

		TOTAL OIL AND GAS EXTRACTION	3,066,497

PAPER AND ALLIED PRODUCTS - 0.72%
8,401		Anglo American plc	565,326

		TOTAL PAPER AND ALLIED PRODUCTS	565,326

PETROLEUM AND COAL PRODUCTS - 6.42%
7,928	e	Cabot Oil & Gas Corp	278,748
10,808		Devon Energy Corp	899,226
34,288		Exxon Mobil Corp	3,173,697
7,291		Marathon Oil Corp	415,733

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

3,624		Petroleo Brasileiro S.A. (ADR)	$273,612

		TOTAL PETROLEUM AND COAL PRODUCTS	5,041,016

REAL ESTATE - 0.18%
8,500		Urban Corp	137,862

		TOTAL REAL ESTATE	137,862

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
6,401		Bayer AG.	509,495

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	509,495

SECURITY AND COMMODITY BROKERS - 2.12%
3,542		AllianceBernstein Holding LP	311,944
10,701	e	Lazard Ltd (Class A)	453,722
14,306		Morgan Stanley	901,278

		TOTAL SECURITY AND COMMODITY BROKERS	1,666,944

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
2,430		3M Co	227,399

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	227,399

TOBACCO PRODUCTS - 2.22%
25,024		Altria Group, Inc	1,739,919

		TOTAL TOBACCO PRODUCTS	1,739,919

TRANSPORTATION EQUIPMENT - 3.82%
10,758		Boeing Co	1,129,482
5,382		Harsco Corp	318,991
8,303		ITT Industries, Inc	564,023
9,189		Raytheon Co	586,442
4,929		United Technologies Corp	396,686

		TOTAL TRANSPORTATION EQUIPMENT	2,995,624

TRUCKING AND WAREHOUSING - 0.19%
1,984		United Parcel Service, Inc (Class B)	148,998

		TOTAL TRUCKING AND WAREHOUSING	148,998

WATER TRANSPORTATION - 0.14%
2,910		K-Sea Transportation Partners LP	113,374

		TOTAL WATER TRANSPORTATION	113,374

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
4,263		Herbalife Ltd	193,796

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	193,796

		TOTAL COMMON STOCKS (Cost $61,718,181)	77,982,021

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Growth & Income Fund

PRINCIPAL	ISSUER	VALUE

SHORT TERM INVESTMENTS - 3.21%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.62%
$ 490,000	Federal Home Loan Bank (FHLB) 10/01/07	$489,837

		489,837

SHARES	COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.59%
2,030,940	State Street Navigator Securities Lending Prime Portfolio	2,030,940

		2,030,940

	TOTAL SHORT TERM INVESTMENTS (Cost $2,520,940)	2,520,777

	TOTAL PORTFOLIO - 102.59% (Cost $64,239,121)	80,502,798
	OTHER ASSETS & LIABILITIES, NET - (2.59)%	(2,030,796)

	NET ASSETS - 100.00%	$78,472,002

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

At September 30, 2007, the unrealized appreciation on investments was $16,263,677, consisting of gross unrealized appreciation of $16,711,399 and gross unrealized depreciation of $447,722.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.84%
AMUSEMENT AND RECREATION SERVICES - 0.96%
2,800		Nintendo Co Ltd	$1,457,711

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,457,711

AUTO REPAIR, SERVICES AND PARKING - 0.73%
51,700		NOK Corp	1,107,230

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,107,230

BUSINESS SERVICES - 2.82%
48,058		Adecco S.A.	2,841,996
17		NTT Data Corp	75,776
100,632		WPP Group plc	1,363,008

		TOTAL BUSINESS SERVICES	4,280,780

CHEMICALS AND ALLIED PRODUCTS - 10.75%
146,600		Daiichi Sankyo Co Ltd	4,403,169
50,078		Reckitt Benckiser plc	2,942,631
2,650		Shin-Etsu Chemical Co Ltd	183,180
6,920,000	e	Sinochem Hong Kong Holding Ltd	5,438,901
15,486		Syngenta AG.	3,338,618

		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,306,499

COAL MINING - 1.44%
733,700		China Coal Energy Co	2,180,190

		TOTAL COAL MINING	2,180,190

COMMUNICATIONS - 0.76%
22		Nippon Telegraph & Telephone Corp	102,851
51		NTT DoCoMo, Inc	72,816
18,945		Royal KPN NV	328,766
18,000		Singapore Telecommunications Ltd	48,711
168,063		Vodafone Group plc	606,906

		TOTAL COMMUNICATIONS	1,160,050

DEPOSITORY INSTITUTIONS - 7.96%
4,807		Australia & New Zealand Banking Group Ltd	126,685
3,304		Commonwealth Bank of Australia	165,325
4,017		DBS Group Holdings Ltd	58,409
20,396	*	Fortis	108,191
18,970		Fortis	558,586
19,668		Julius Baer Holding AG.	1,470,560
148		Mizuho Financial Group. Inc	843,947
4,175		National Australia Bank Ltd	147,113
6,000		Oversea-Chinese Banking Corp	35,947
4,043		Societe Generale	678,436
32	e	Sumitomo Mitsui Financial Group, Inc	249,336
136,696		UBS A.G.	7,349,942
4,000		United Overseas Bank Ltd	59,509
4,745		Westpac Banking Corp	119,999

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

19,411	*	Yes Bank Ltd	$100,812

		TOTAL DEPOSITORY INSTITUTIONS	12,072,797

ELECTRIC, GAS, AND SANITARY SERVICES - 2.73%
1,700		Chubu Electric Power Co, Inc	44,030
93,209		Fortum Oyj	3,421,123
2,000		Kansai Electric Power Co, Inc	45,706
25,000		Tokyo Electric Power Co, Inc	631,176

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,142,035

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.20%
27,400		Hoya Corp	935,080
1,090		Kyocera Corp	102,201
5,000		Matsushita Electric Industrial Co Ltd	93,806
100		Murata Manufacturing Co Ltd	7,208
15,284	*	SGL Carbon AG.	876,124
32,300		TDK Corp	2,834,493

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,848,912

ENGINEERING AND MANAGEMENT SERVICES - 0.65%
28,084		GEA Group AG.	987,940

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	987,940

FOOD AND KINDRED PRODUCTS - 1.67%
32,188		Groupe Danone	2,533,585

		TOTAL FOOD AND KINDRED PRODUCTS	2,533,585

FOOD STORES - 4.58%
97,347		Carrefour S.A.	6,819,801
5,123		Woolworths Ltd	135,059

		TOTAL FOOD STORES	6,954,860

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.45%
47,520		Vinci S.A.	3,712,616

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,712,616

HOLDING AND OTHER INVESTMENT OFFICES - 3.56%
252,472		Ashmore Group plc	1,498,013
74		GPT Group	335
210,000		Japan Asia Investment Co Ltd	1,038,436
1,400		JFE Holdings, Inc	99,212
243,810		Man Group plc	2,761,045

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,397,041

HOTELS AND OTHER LODGING PLACES - 2.57%
43,930		Accor S.A.	3,900,072

		TOTAL HOTELS AND OTHER LODGING PLACES	3,900,072

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.06%
5,770		Canon, Inc	$314,960
3,040		FUJIFILM Holdings Corp	140,534
6,430		Komatsu Ltd	216,078
29,176		Krones AG.	2,359,741
4,000		Mitsui & Co Ltd	97,158
6,200	e	Modec, Inc	224,542
15,325		Rheinmetall AG.	1,217,408
5,100		Sumitomo Heavy Industries Ltd	65,668

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,636,089

INSTRUMENTS AND RELATED PRODUCTS - 2.94%
35,242		Phonak Holding AG.	3,535,551
14,434		Tecan Group AG.	929,826

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,465,377

INSURANCE CARRIERS - 0.42%
4,000		Mitsui Sumitomo Insurance Co Ltd	46,977
1,989		Zurich Financial Services AG.	596,657

		TOTAL INSURANCE CARRIERS	643,634

METAL MINING - 3.16%
9,069		BHP Billiton Ltd	358,511
15,891		MMC Norilsk Nickel (ADR)	4,322,352
1,136	e	Rio Tinto Ltd	109,089

		TOTAL METAL MINING	4,789,952

MISCELLANEOUS RETAIL - 0.04%
7,449		Origin Energy Ltd	68,082

		TOTAL MISCELLANEOUS RETAIL	68,082

NONDEPOSITORY INSTITUTIONS - 1.49%
18,317		Deutsche Postbank AG.	1,344,868
103,742		Tullett Prebon plc	915,882

		TOTAL NONDEPOSITORY INSTITUTIONS	2,260,750

OIL AND GAS EXTRACTION - 1.32%
1,990	*	Compagnie Generale de Geophysique S.A.	650,242
26,611		Saipem S.p.A.	1,135,338
1,377		Total S.A.	111,960
2,357		Woodside Petroleum Ltd	104,993

		TOTAL OIL AND GAS EXTRACTION	2,002,533

PETROLEUM AND COAL PRODUCTS - 2.21%
153,407		BP plc	1,781,211
10,104		ENI S.p.A.	374,457
29,108		Royal Dutch Shell plc (A Shares)	1,201,220

		TOTAL PETROLEUM AND COAL PRODUCTS	3,356,888

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

PRIMARY METAL INDUSTRIES - 0.27%
27,100	Nippon Steel Corp	$195,113
10,000	Sumitomo Metal Industries Ltd	58,329
6,700	Sumitomo Metal Mining Co Ltd	162,739

	TOTAL PRIMARY METAL INDUSTRIES	416,181

RAILROAD TRANSPORTATION - 0.10%
20	East Japan Railway Co	157,750

	TOTAL RAILROAD TRANSPORTATION	157,750

REAL ESTATE - 3.20%
3,477	ORIX Corp	793,082
523	Risa Partners, Inc	983,485
185,300	Urban Corp	3,005,388
3,473	Westfield Group	66,874

	TOTAL REAL ESTATE	4,848,829

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 7.87%
149,968	Bayer AG.	11,936,879

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	11,936,879

SECURITY AND COMMODITY BROKERS - 0.05%
4,500	Nomura Holdings, Inc	75,454

	TOTAL SECURITY AND COMMODITY BROKERS	75,454

STONE, CLAY, AND GLASS PRODUCTS - 6.66%
10,554	Holcim Ltd	1,165,767
1,464,000	Nippon Sheet Glass Co Ltd	8,947,269

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	10,113,036

TOBACCO PRODUCTS - 2.32%
12,245	British American Tobacco plc	438,932
3,140,000	Huabao International Holdings Ltd	2,827,428
47	Japan Tobacco, Inc	258,190

	TOTAL TOBACCO PRODUCTS	3,524,550

TRANSPORTATION BY AIR - 0.14%
7,233	SABMiller plc	205,998

	TOTAL TRANSPORTATION BY AIR	205,998

TRANSPORTATION EQUIPMENT - 7.94%
1,820	Denso Corp	68,608
296,716	Fiat S.p.A.	8,973,957
17,487	Siemens AG.	2,404,279
10,120	Toyota Motor Corp	597,341

	TOTAL TRANSPORTATION EQUIPMENT	12,044,185

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

TRUCKING AND WAREHOUSING - 3.71%
193,449	Deutsche Post AG.	$5,627,286

	TOTAL TRUCKING AND WAREHOUSING	5,627,286

WATER TRANSPORTATION - 0.01%
103	Euro-Kai KGaA	9,987

	TOTAL WATER TRANSPORTATION	9,987

WHOLESALE TRADE-DURABLE GOODS - 4.10%
58,210	Kloeckner & Co AG.	4,023,212
3,440	Mitsubishi Corp	109,011
3,450	Sumitomo Corp	66,678
62,300	Ulvac, Inc	2,017,638

	TOTAL WHOLESALE TRADE-DURABLE GOODS	6,216,539

	TOTAL COMMON STOCKS (Cost $136,045,824)	148,442,297

SHORT TERM INVESTMENTS - 0.91%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.91%
1,379,347	State Street Navigator Securities Lending Prime Portfolio	1,379,347

		1,379,347

	TOTAL SHORT TERM INVESTMENTS (Cost $1,379,347)	1,379,347

	TOTAL PORTFOLIO - 98.75% (Cost $137,425,171)	149,821,644
	OTHER ASSETS & LIABILITIES, NET - 1.25%	1,904,049

	NET ASSETS - 100.00%	$151,725,693

*	Non-income producing

e	All or a portion of these securities are out on loan.

At September 30, 2007, the unrealized appreciation on investments was $12,396,473, consisting of gross unrealized appreciation of $17,251,826 and gross unrealized depreciation of $4,855,353.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2007

	VALUE	% OF MARKET VALUE

DOMETIC
UNITED STATES	$1,379,347	0.92%

TOTAL DOMESTIC	1,379,347	0.92

FOREIGN
AUSTRALIA	1,402,064	0.94
BELGIUM	666,776	0.44
FINLAND	3,421,123	2.28
FRANCE	18,406,713	12.29
GERMANY	30,787,723	20.55
HONG KONG	10,446,519	6.97
INDIA	100,812	0.07
ITALY	10,483,752	7.00
JAPAN	32,929,357	21.98
NETHERLANDS	328,767	0.22
RUSSIA	4,322,352	2.88
SINGAPORE	202,576	0.14
SWITZERLAND	21,228,917	14.17
UNITED KINGDOM	13,714,846	9.15

TOTAL FOREIGN	148,442,297	99.08

TOTAL PORTFOLIO	$149,821,644	100.00%

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.86%
AMUSEMENT AND RECREATION SERVICES - 0.07%
48,000	*	Galaxy Entertainment Group Ltd	$53,163

		TOTAL AMUSEMENT AND RECREATION SERVICES	53,163

APPAREL AND ACCESSORY STORES - 2.54%
3,620	*	AnnTaylor Stores Corp	114,645
100,780		Gap, Inc	1,858,383

		TOTAL APPAREL AND ACCESSORY STORES	1,973,028

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
584	e	Liz Claiborne, Inc	20,049
405		VF Corp	32,704

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	52,753

BUSINESS SERVICES - 1.32%
288	e*	Athenahealth, Inc	9,766
51	*	BladeLogic, Inc	1,308
6,737	*	Computer Sciences Corp	376,598
22,868	*	Oracle Corp	495,092
1,553,556		Solomon Systech International Ltd	141,889

		TOTAL BUSINESS SERVICES	1,024,653

CHEMICALS AND ALLIED PRODUCTS - 5.36%
2,195	*	Amgen, Inc	124,171
9,260		Colgate-Palmolive Co	660,423
3,200		DSM NV	172,710
4,234	*	Invitrogen Corp	346,045
10,256		Methanex Corp	258,088
22,718		Pfizer, Inc	555,001
8,775		PPG Industries, Inc	662,951
26,602		Schering-Plough Corp	841,421
9	e	Tronox, Inc (Class B)	81
6,768	e*	Vertex Pharmaceuticals, Inc	259,959
6,498		Wyeth	289,486

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,170,336

COAL MINING - 0.65%
10,536		Peabody Energy Corp	504,358

		TOTAL COAL MINING	504,358

COMMUNICATIONS - 6.64%
36,259		AT&T, Inc	1,534,118
394	e*	Liberty Media Corp - Capital (Series A)	49,183
1,970	e*	Liberty Media Holding Corp (Interactive A)	37,844
7,961	e	Manitoba Telecom Services, Inc	387,385
71,397		Sprint Nextel Corp	1,356,543
7,319		Telekom Austria AG.	191,509
11	*	Time Warner Cable, Inc (Class A)	361
1,411,900	*	True Corp PCL	275,995

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

30,107		Verizon Communications, Inc	$1,333,138

		TOTAL COMMUNICATIONS	5,166,076

DEPOSITORY INSTITUTIONS - 15.77%
50,700		AMMB Holdings BHD	64,575
1,018		Astoria Financial Corp	27,008
10,311		Bank of America Corp	518,334
27,340		Bank of New York Mellon Corp/The	1,206,788
60,000		Citigroup, Inc	2,800,200
8,358		Colonial Bancgroup, Inc	180,700
6,608	e	First Horizon National Corp	176,169
16,981		Hudson City Bancorp, Inc	261,168
23,345		JPMorgan Chase & Co	1,069,668
86	e	National City Corp	2,158
918		Societe Generale	154,045
14,974		SunTrust Banks, Inc	1,133,083
28,069		TCF Financial Corp	734,846
17,456		UniCredito Italiano S.p.A	149,348
18,511	e	US Bancorp	602,163
17,528		Wachovia Corp	879,029
5,646		Washington Mutual, Inc	199,360
59,134		Wells Fargo & Co	2,106,353

		TOTAL DEPOSITORY INSTITUTIONS	12,264,995

EATING AND DRINKING PLACES - 1.81%
78,782		Compass Group plc	486,786
22,042		Darden Restaurants, Inc	922,678

		TOTAL EATING AND DRINKING PLACES	1,409,464

ELECTRIC, GAS, AND SANITARY SERVICES - 5.40%
51,226	*	Allied Waste Industries, Inc	653,132
13,262		American Electric Power Co, Inc	611,113
28,599	e	CMS Energy Corp	481,035
2,897		Constellation Energy Group, Inc	248,534
973		Dominion Resources, Inc	82,024
23,932	e	DPL, Inc	628,454
3,030		Duke Energy Corp	56,631
1,462		Entergy Corp	158,320
2,138		FirstEnergy Corp	135,421
5,224		FPL Group, Inc	318,037
774		MDU Resources Group, Inc	21,548
4,306	e*	Mirant Corp	175,168
4,836		PG&E Corp	231,161
3,839		PPL Corp	177,746
3,390	e	Southern Co	122,989
4,200		Westar Energy, Inc	103,152

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,204,465

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.84%
9,206	e*	Ciena Corp	350,564
6,835	*	Cisco Systems, Inc	226,307
4,000	*	Fairchild Semiconductor International, Inc	74,720

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

51,486	e*	Finisar Corp	$144,161
850	e*	First Solar, Inc	100,079
21,181		Intel Corp	547,741
13,914		Maxim Integrated Products, Inc	408,376
32,295		Motorola, Inc	598,426
6,700		National Semiconductor Corp	181,704
2,658	*	Network Appliance, Inc	71,527
19,500	e*	Qimonda AG. (ADR)	220,350
8,959		Qualcomm, Inc	378,607
1,466	g	Samsung Electronics Co Ltd (GDR)	459,958

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,762,520

ENGINEERING AND MANAGEMENT SERVICES - 0.58%
40	*	Affymax, Inc	1,082
232	*	KBR, Inc	8,995
7,783	*	URS Corp	439,350

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	449,427

FABRICATED METAL PRODUCTS - 1.82%
23,686		Illinois Tool Works, Inc	1,412,633

		TOTAL FABRICATED METAL PRODUCTS	1,412,633

FOOD AND KINDRED PRODUCTS - 4.70%
2,683		Coca-Cola Co	154,192
23,237		ConAgra Foods, Inc	607,183
32,721		Kraft Foods, Inc (Class A)	1,129,202
4,800		McCormick & Co, Inc	172,656
5,510	e	Molson Coors Brewing Co (Class B)	549,182
14,311		PepsiCo, Inc	1,048,424

		TOTAL FOOD AND KINDRED PRODUCTS	3,660,839

FORESTRY - 0.31%
5,000		Rayonier, Inc	240,200

		TOTAL FORESTRY	240,200

FURNITURE AND FIXTURES - 0.04%
1,355		Masco Corp	31,395

		TOTAL FURNITURE AND FIXTURES	31,395

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
14,548	e	Circuit City Stores, Inc	115,075

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	115,075

GENERAL BUILDING CONTRACTORS - 0.40%
42,000		Daikyo, Inc	135,655
4,665	e	Standard-Pacific Corp	25,611
7,608	e*	Toll Brothers, Inc	152,084

		TOTAL GENERAL BUILDING CONTRACTORS	313,350

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 0.42%
8,014		Macy’s, Inc	$259,012
1,624		Wal-Mart Stores, Inc	70,888

		TOTAL GENERAL MERCHANDISE STORES	329,900

HEALTH SERVICES - 0.65%
29,020	e*	Healthsouth Corp	508,140

		TOTAL HEALTH SERVICES	508,140

HOLDING AND OTHER INVESTMENT OFFICES - 0.35%
2	e	Cross Timbers Royalty Trust	80
411	*	HFF, Inc (Class A)	4,879
5,947	e	Plum Creek Timber Co, Inc	266,188

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	271,147

HOTELS AND OTHER LODGING PLACES - 1.79%
14,183		Accor S.A.	1,259,156
2,231		Starwood Hotels & Resorts Worldwide, Inc	135,533

		TOTAL HOTELS AND OTHER LODGING PLACES	1,394,689

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.95%
1,433		Alstom RGPT	291,324
31,080	*	Brocade Communications Systems, Inc	266,045
76,442		General Electric Co	3,164,699
2,970		International Game Technology	128,007

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,850,075

INSTRUMENTS AND RELATED PRODUCTS - 6.53%
3,588		Applera Corp (Applied Biosystems Group)	124,288
2,300		Beckman Coulter, Inc	169,648
7,312	*	Eagle Test Systems, Inc	93,740
5,936		Emerson Electric Co	315,914
28,987		Johnson & Johnson	1,904,446
9,961		Medtronic, Inc	561,900
18,981	*	St. Jude Medical, Inc	836,493
18,584	*	Thermo Electron Corp	1,072,668

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,079,097

INSURANCE AGENTS, BROKERS AND SERVICE - 1.57%
5,902		AON Corp	264,469
10,317		Hartford Financial Services Group, Inc	954,838

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,219,307

INSURANCE CARRIERS - 5.17%
3,826		ACE Ltd	231,741
3		Aegon NV	57
13,519		Aetna, Inc	733,676
5,735		Allstate Corp	327,985
7,482		American International Group, Inc	506,157
1,764		Aspen Insurance Holdings Ltd	49,233
6,537		Genworth Financial, Inc (Class A)	200,882

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

8,001	e	Max Re Capital Ltd	$224,348
7,000	e	MGIC Investment Corp	226,170
5,931		PartnerRe Ltd	468,490
8,677		Platinum Underwriters Holdings Ltd	312,025
2,662		Prudential Financial, Inc	259,758
4,826		Travelers Cos, Inc/The	242,941
3,001		XL Capital Ltd (Class A)	237,679

		TOTAL INSURANCE CARRIERS	4,021,142

METAL MINING - 0.17%
1,494	*	Barrick Gold Corp	60,178
1,662		Newmont Mining Corp	74,341

		TOTAL METAL MINING	134,519

MISCELLANEOUS RETAIL - 0.24%
40,584	e*	Rite Aid Corp	187,498

		TOTAL MISCELLANEOUS RETAIL	187,498

MOTION PICTURES - 0.83%
20,221		News Corp (Class A)	444,660
11,119		Time Warner, Inc	204,145

		TOTAL MOTION PICTURES	648,805

NONDEPOSITORY INSTITUTIONS - 2.62%
6,088		CIT Group, Inc	244,738
20,535		Discover Financial Services	427,128
20,354		Fannie Mae	1,237,727
2,199		Freddie Mac	129,763

		TOTAL NONDEPOSITORY INSTITUTIONS	2,039,356

OIL AND GAS EXTRACTION - 2.28%
5,140		Anadarko Petroleum Corp	276,275
1,417		Baker Hughes, Inc	128,054
3,463	e	BJ Services Co	91,943
440		Equitable Resources, Inc	22,823
14,904		Halliburton Co	572,314
12,000	*	Integra Group Holdings (GDR)	186,600
418	e	Pogo Producing Co	22,200
8,528	*	Pride International, Inc	311,698
274	e	W&T Offshore, Inc	6,680
2,500		XTO Energy, Inc	154,600

		TOTAL OIL AND GAS EXTRACTION	1,773,187

PAPER AND ALLIED PRODUCTS - 1.05%
6,324		Anglo American plc	425,559
695	*	Mondi Ltd	6,939
38,737		Mondi plc	368,539
1,143	*	Smurfit-Stone Container Corp	13,350

		TOTAL PAPER AND ALLIED PRODUCTS	814,387

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 9.82%
10,917		Apache Corp	$983,185
20,406		Chevron Corp	1,909,593
10,843		ConocoPhillips	951,690
12,291		Devon Energy Corp	1,022,611
1,813		EOG Resources, Inc	131,134
6,473		Exxon Mobil Corp	599,141
25,944		Occidental Petroleum Corp	1,662,492
5,022		Petroleo Brasileiro S.A. (ADR)	379,161

		TOTAL PETROLEUM AND COAL PRODUCTS	7,639,007

PIPELINES, EXCEPT NATURAL GAS - 0.05%
1,515		Spectra Energy Corp	37,087

		TOTAL PIPELINES, EXCEPT NATURAL GAS	37,087

REAL ESTATE - 0.72%
135,467	*	Unitech Corporate Parks plc	284,094
17,000		Urban Corp	275,724

		TOTAL REAL ESTATE	559,818

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.62%
16,665		Newell Rubbermaid, Inc	480,285

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	480,285

SECURITY AND COMMODITY BROKERS - 3.74%
3,388	e	Bear Stearns Cos, Inc	416,080
1,823		Goldman Sachs Group, Inc	395,117
25,010		Lehman Brothers Holdings, Inc	1,543,867
2,291		Merrill Lynch & Co, Inc	163,303
6,239		Morgan Stanley	393,057

		TOTAL SECURITY AND COMMODITY BROKERS	2,911,424

TOBACCO PRODUCTS - 1.40%
15,692		Altria Group, Inc	1,091,065

		TOTAL TOBACCO PRODUCTS	1,091,065

TRANSPORTATION BY AIR - 0.82%
7,722	e*	AMR Corp	172,123
23,217	e*	JetBlue Airways Corp	214,061
5,421	e*	UAL Corp	252,239

		TOTAL TRANSPORTATION BY AIR	638,423

TRANSPORTATION EQUIPMENT - 1.77%
115,927	e*	Ford Motor Co	984,220
67		Genuine Parts Co	3,350
603		Lockheed Martin Corp	65,419
5,131		Raytheon Co	327,460

		TOTAL TRANSPORTATION EQUIPMENT	1,380,449

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.51%
17,334	e	UTI Worldwide, Inc	$398,335

		TOTAL TRANSPORTATION SERVICES	398,335

WATER TRANSPORTATION - 0.30%
5,988		Royal Caribbean Cruises Ltd	233,712

		TOTAL WATER TRANSPORTATION	233,712

WHOLESALE TRADE-DURABLE GOODS - 0.01%
480	*	Solera Holdings, Inc	8,635

		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,635

WHOLESALE TRADE-NONDURABLE GOODS - 0.01%
162	e	Idearc, Inc	5,098

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,098

		TOTAL COMMON STOCKS (Cost $71,493,089)	78,463,317

SHORT TERM INVESTMENTS - 10.75%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.75%
8,362,276		State Street Navigator Securities Lending Prime Portfolio	8,362,276

		TOTAL SHORT TERM INVESTMENTS (Cost $8,362,276)	8,362,276

		TOTAL PORTFOLIO - 111.61% (Cost $79,855,365)	86,825,593
		OTHER ASSETS & LIABILITIES, NET - (11.61)%	(9,032,996)

		NET ASSETS - 100.00%	$77,792,597

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in from registration to qualified institutional buyers.
transactions exempt to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $459,958 or 0.59% of net assets.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

At September 30, 2007, the unrealized appreciation on investments was $6,970,228, consisting of gross unrealized appreciation of $9,080,427 and gross unrealized depreciation of $2,110,199.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.89%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.42%
9,323	e	Cal-Maine Foods, Inc	$235,313

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	235,313

AMUSEMENT AND RECREATION SERVICES - 0.95%
136	e	Dover Downs Gaming & Entertainment, Inc	1,413
9,800	e*	Leapfrog Enterprises, Inc	80,850
10,700	e*	Live Nation, Inc	227,375
8,800	*	Magna Entertainment Corp	19,976
1,435	e	Speedway Motorsports, Inc	53,095
31,400	e*	Westwood One, Inc	86,350
3,900	e	World Wrestling Entertainment, Inc	58,812

		TOTAL AMUSEMENT AND RECREATION SERVICES	527,871

APPAREL AND ACCESSORY STORES - 1.79%
14,350	e*	Aeropostale, Inc	273,511
10,900	e	Brown Shoe Co, Inc	211,460
5,126		Cato Corp (Class A)	104,775
7,000	*	Charlotte Russe Holding, Inc	102,480
10,600	e*	Dress Barn, Inc	180,306
2,400	e*	Jo-Ann Stores, Inc	50,640
500	*	Under Armour, Inc (Class A)	29,910
11,100	*	Wet Seal, Inc (Class A)	42,957

		TOTAL APPAREL AND ACCESSORY STORES	996,039

APPAREL AND OTHER TEXTILE PRODUCTS - 0.69%
6,649	*	Gymboree Corp	234,311
9,500	*	Maidenform Brands, Inc	150,860

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	385,171

AUTO REPAIR, SERVICES AND PARKING - 0.01%
100	*	Wright Express Corp	3,649

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,649

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.02%
600	e	Asbury Automotive Group, Inc	11,886

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	11,886

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
100	*	Central Garden & Pet Co	890

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	890

BUSINESS SERVICES - 12.83%
64,700	e*	3Com Corp	319,618
10,400	e	ABM Industries, Inc	207,792
17,493	e*	Actuate Corp	112,830
5,300	e	Administaff, Inc	192,390
9,200	e*	AMN Healthcare Services, Inc	172,316

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

900	*	Ansoft Corp	$29,682
1,419	e*	Ansys, Inc	48,487
1,200	e*	Aspen Technology, Inc	17,184
5,622		Asset Acceptance Capital Corp	65,215
600	e	Barrett Business Services	14,298
200	*	Blue Coat Systems, Inc	15,752
1,300	*	CACI International, Inc (Class A)	66,417
1,500	e*	Catalina Marketing Corp	48,585
4,800	e*	Chordiant Software, Inc	66,528
47,700	e*	CMGI, Inc	64,872
6,290	e*	Commvault Systems, Inc	116,491
3,100		Compass Diversified Trust	49,786
10,063	*	COMSYS IT Partners, Inc	169,159
10,589	*	CSG Systems International, Inc	225,016
200	*	DealerTrack Holdings, Inc	8,376
5,817	e	Deluxe Corp	214,298
4,200	e*	Digital River, Inc	187,950
1,100	e*	DynCorp International, Inc (Class A)	25,421
16,000	e*	Earthlink, Inc	126,720
13,434	e*	eSpeed, Inc (Class A)	114,592
500	*	Gartner, Inc	12,230
2,500	e*	Gerber Scientific, Inc	27,125
2,400		Heidrick & Struggles International, Inc	87,480
10,100	e*	Hudson Highland Group, Inc	128,573
300	*	ICT Group, Inc	4,023
6,700	e*	Informatica Corp	105,190
105		Infospace, Inc	1,844
500	e	Jack Henry & Associates, Inc	12,930
1,316	e	Kelly Services, Inc (Class A)	26,070
3,865	e*	Kforce, Inc	49,704
1,300	e*	Korn/Ferry International	21,463
9,800	e*	Labor Ready, Inc	181,398
4,200	*	LoJack Corp	79,632
1,760	*	Manhattan Associates, Inc	48,242
5,413	*	Mantech International Corp (Class A)	194,760
2,000	*	Mentor Graphics Corp	30,200
3,549	*	MicroStrategy, Inc (Class A)	281,578
14,400	*	MPS Group, Inc	160,560
139	*	Ness Technologies, Inc	1,518
2,000	e*	NetFlix, Inc	41,440
3,400	*	Nuance Communications, Inc	65,654
2,724	e*	Parametric Technology Corp	47,452
6,300	*	PRA International	185,220
2,000	*	Progress Software Corp	60,600
500	e*	RSC Holdings, Inc	8,200
12,500	e*	S1 Corp	113,125
800	*	Sonus Networks, Inc	4,880
4,250	e	Sotheby’s	203,107
11,700	e*	Spherion Corp	96,642
5,200	*	SPSS, Inc	213,928
1,200	e*	SRA International, Inc (Class A)	33,696
13,300	e*	Sybase, Inc	307,629
10,000	e*	SYKES Enterprises, Inc	166,100
4,900	e*	SYNNEX Corp	100,744
3,800	*	TeleTech Holdings, Inc	90,858
10,042	*	THQ, Inc	250,849
17,533	e*	TIBCO Software, Inc	129,569

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,100	e*	Travelzoo, Inc	$94,095
4,300	e	United Online, Inc	64,543
14,700	e*	Valueclick, Inc	330,162
6,800	e	Viad Corp	244,800
2,314	*	Vignette Corp	46,442
5,500	e*	Volt Information Sciences, Inc	97,020

		TOTAL BUSINESS SERVICES	7,131,050

CHEMICALS AND ALLIED PRODUCTS - 6.24%
2,800	e*	Acorda Therapeutics, Inc	51,380
900	e*	Adams Respiratory Therapeutics, Inc	34,686
1,000	e*	Alexion Pharmaceuticals, Inc	65,150
9,051	*	Alkermes, Inc	166,538
3,300	e*	Animal Health International, Inc	36,729
1,470		Arch Chemicals, Inc	68,914
1,500	e*	Auxilium Pharmaceuticals, Inc	31,620
3,300	e*	Aventine Renewable Energy Holdings, Inc	34,881
200	e*	Bentley Pharmaceuticals, Inc	2,496
15,800		Cambrex Corp	172,062
200	e*	Cell Genesys, Inc	764
5,905	e	CF Industries Holdings, Inc	448,249
12,000	e*	Cubist Pharmaceuticals, Inc	253,560
6,700	e*	CytRx Corp	23,182
3,500	e*	Dendreon Corp	26,915
333	e*	Elizabeth Arden, Inc	8,978
2,500	e*	Enzon Pharmaceuticals, Inc	22,025
2,500	e*	Halozyme Therapeutics, Inc	21,725
100	e	Hercules, Inc	2,102
2,500	*	Immucor, Inc	89,375
5,190	e*	Indevus Pharmaceuticals, Inc	35,863
800		Innospec, Inc	18,224
8,722	e*	InterMune, Inc	166,852
1,100	e*	Inverness Medical Innovations, Inc	60,852
2,100	e	Koppers Holdings, Inc	81,081
3,200	e*	KV Pharmaceutical Co (Class A)	91,520
262	e*	Martek Biosciences Corp	7,606
451	e*	Medarex, Inc	6,386
3,000	e*	MGI Pharma, Inc	83,340
1,700	*	Nabi Biopharmaceuticals	6,902
1,300		NewMarket Corp	64,194
800	*	Noven Pharmaceuticals, Inc	12,744
1,700	e	Olin Corp	38,046
2,200	e*	Omrix Biopharmaceuticals, Inc	77,682
500	e*	Onyx Pharmaceuticals, Inc	21,760
1,946	e*	OraSure Technologies, Inc	19,557
8,734	e*	OSI Pharmaceuticals, Inc	296,869
333	e*	Pain Therapeutics, Inc	3,114
1,493	e*	Par Pharmaceutical Cos, Inc	27,710
9,523	e	Perrigo Co	203,316
3,300	e*	Pharmion Corp	152,262
7,800	e*	PolyOne Corp	58,266
16,900	e*	Revlon, Inc (Class A)	19,435
3,838	e*	Sciele Pharma, Inc	99,865
1,100		Stepan Co	34,001
2,800	e*	USEC, Inc	28,700
2,600	e*	Valeant Pharmaceuticals International	40,248
11,600	e*	Viropharma, Inc	103,240

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

257	e*	WR Grace & Co	$6,903
800	*	Xenoport, Inc	37,640

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,465,509

COAL MINING - 0.29%
6,900	*	Alpha Natural Resources, Inc	160,287

		TOTAL COAL MINING	160,287

COMMUNICATIONS - 3.19%
4,100	e*	Anixter International, Inc	338,045
6,691	e	Atlantic Tele-Network, Inc	243,218
1,106	e*	Authorize.Net Holdings, Inc	19,499
17,735	*	Centennial Communications Corp	179,478
50,200	e*	Cincinnati Bell, Inc	247,988
100	e	Citadel Broadcasting Corp	416
6,575	*	Foundry Networks, Inc	116,838
10,800	*	General Communication, Inc (Class A)	131,112
2,000	*	j2 Global Communications, Inc	65,460
400	e*	Lodgenet Entertainment Corp	10,144
3,200	e*	Nexstar Broadcasting Group, Inc (Class A)	33,568
3,100	e*	Novatel Wireless, Inc	70,215
13,395	e	RCN Corp	164,759
200	*	Rural Cellular Corp (Class A)	8,700
8,514		USA Mobility, Inc	143,631

		TOTAL COMMUNICATIONS	1,773,071

DEPOSITORY INSTITUTIONS - 6.50%
400	e	1st Source Corp	9,160
2,479	e	Ameris Bancorp	44,820
3,050	e	Anchor Bancorp Wisconsin, Inc	82,350
2,542		Bancfirst Corp	114,060
3,780	*	Bancorp, Inc	69,779
100	e	Bank Mutual Corp	1,179
3,009		Banner Corp	103,480
700	e	Capitol Bancorp Ltd	17,381
5,398	e*	Centennial Bank Holdings, Inc	34,547
4,300	e	Center Financial Corp	59,813
1,422	e	Central Pacific Financial Corp	41,522
4,216	e	Chemical Financial Corp	102,238
1,800		Chittenden Corp	63,288
2,549	e	City Holding Co	92,809
1,600	e*	Community Bancorp	40,224
3,673	e	Community Trust Bancorp, Inc	110,337
5,811	e	Corus Bankshares, Inc	75,659
2,300	e*	Dollar Financial Corp	65,619
3,500	e	Downey Financial Corp	202,300
3,281		First Bancorp	31,170
4,700	e	First Financial Bancorp	60,066
16,974	e	First Niagara Financial Group, Inc	240,182
1,300		First Place Financial Corp	23,010
1,461	*	First Regional Bancorp	35,838
3,500	e*	FirstFed Financial Corp	173,425
2,903	e	Hancock Holding Co	116,352
6,085	e	Hanmi Financial Corp	94,257
2,783	e	Independent Bank Corp	30,752

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,960	e	Macatawa Bank Corp	$40,049
2,000	e	Nara Bancorp, Inc	31,240
4,000	e	Old National Bancorp	66,280
2,500	e	PFF Bancorp, Inc	38,350
1,200	e	Provident Financial Services, Inc	19,644
1,200	e	Renasant Corp	25,956
1,100	e	Sierra Bancorp	31,526
1,230	e	Simmons First National Corp (Class A)	32,398
7,185		Southwest Bancorp, Inc	135,222
450	e	Sterling Bancorp	6,300
9,068	e	Sterling Bancshares, Inc	103,466
2,134	e*	Sterling Financial Corp	36,598
1,100	e	Sterling Financial Corp	29,601
100	e	Suffolk Bancorp	3,206
201	e*	Sun Bancorp, Inc	3,518
7,981	e	Susquehanna Bancshares, Inc	160,418
4,564		Taylor Capital Group, Inc	127,473
761		TierOne Corp	20,144
10,350	e	Trustmark Corp	290,214
7,000	e	Umpqua Holdings Corp	140,070
400	e	WesBanco, Inc	9,992
9,252	e	Wilshire Bancorp, Inc	101,494
500	e	Wintrust Financial Corp	21,345

		TOTAL DEPOSITORY INSTITUTIONS	3,610,121

EATING AND DRINKING PLACES - 2.28%
1,800	*	AFC Enterprises	27,090
1,200	e	Bob Evans Farms, Inc	36,216
6,500		CBRL Group, Inc	265,200
1,350	*	CEC Entertainment, Inc	36,275
300	e*	Chipotle Mexican Grill, Inc (Class B)	32,100
3,500	e	CKE Restaurants, Inc	56,735
36,197	e*	Denny’s Corp	144,788
4,500	e*	Jack in the Box, Inc	291,780
1,600	e*	McCormick & Schmick’s Seafood Restaurants, Inc	30,128
6,100	e	O’Charleys, Inc	92,476
9,642	*	Papa John’s International, Inc	235,650
880		Ruby Tuesday, Inc	16,139

		TOTAL EATING AND DRINKING PLACES	1,264,577

EDUCATIONAL SERVICES - 0.06%
200	e	Strayer Education, Inc	33,726

		TOTAL EDUCATIONAL SERVICES	33,726

ELECTRIC, GAS, AND SANITARY SERVICES - 4.30%
4,076		Allete, Inc	182,442
10,500	e	Avista Corp	213,675
5,200	e*	Clean Harbors, Inc	231,504
3,200	e	Laclede Group, Inc	103,296
1,000	e	Markwest Hydrocarbon, Inc	58,130
3,800		Metal Management, Inc	205,960
3,000	e	New Jersey Resources Corp	148,770
6,300	e	Nicor, Inc	270,270
1,655	e	NorthWestern Corp	44,966

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,643	e	Portland General Electric Co	$268,075
1,800	e	South Jersey Industries, Inc	62,640
8,500	e	Southwest Gas Corp	240,465
6,200		UIL Holdings Corp	195,300
4,800	e	WGL Holdings, Inc	162,672

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,388,165

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.86%
2,800		Acuity Brands, Inc	141,344
11,680	*	Advanced Energy Industries, Inc	176,368
13,600	e*	Amkor Technology, Inc	156,672
6,900	*	Andrew Corp	95,565
14,813	e*	Arris Group, Inc	182,941
1,475	*	Benchmark Electronics, Inc	35,208
3,600	e*	BigBand Networks, Inc	23,040
8,900	*	C-COR, Inc	102,261
1,400	e*	Ceradyne, Inc	106,036
800	*	Checkpoint Systems, Inc	21,112
5,741	e*	Comtech Telecommunications Corp	307,086
9,000	e*	Conexant Systems, Inc	10,800
4,200	e*	Gemstar-TV Guide International, Inc	29,232
800	*	Genlyte Group, Inc	51,408
12,900	e*	GrafTech International Ltd	230,136
4,831	e*	Greatbatch, Inc	128,456
3,700	e	Imation Corp	90,761
874	e*	InterDigital, Inc	18,162
704	*	Jarden Corp	21,782
7,100	*	Littelfuse, Inc	253,399
6,100	e*	Mattson Technology, Inc	52,765
13,213		Methode Electronics, Inc	198,856
500	e*	MRV Communications, Inc	1,240
108	*	Multi-Fineline Electronix, Inc	1,602
25,354	e*	ON Semiconductor Corp	318,446
9,825	*	Oplink Communications, Inc	134,209
1,400		Park Electrochemical Corp	47,012
3,300	e*	Plexus Corp	90,420
2,400	e*	Polycom, Inc	64,464
2,467	e	Regal-Beloit Corp	118,145
41,213	e*	RF Micro Devices, Inc	277,363
8,094	e*	Silicon Image, Inc	41,684
2,165	*	Silicon Storage Technology, Inc	6,971
8,600	e*	Smart Modular Technologies WWH, Inc	61,490
13,500	e*	Spansion, Inc (Class A)	114,075
3,833	e*	Stoneridge, Inc	39,097
6,600		Technitrol, Inc	177,870
2,100	e*	Techwell, Inc	22,302
700	*	Tessera Technologies, Inc	26,250
18,000	e*	Trident Microsystems, Inc	286,020
527	*	Triquint Semiconductor, Inc	2,588
1,300	*	Varian Semiconductor Equipment Associates, Inc	69,576
1,100	*	Viasat, Inc	33,913

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,368,127

ENGINEERING AND MANAGEMENT SERVICES - 2.37%
1,200	e	CDI Corp	33,456

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,326	e	Diamond Management & Technology Consultants, Inc	$48,999
8,910	e*	Exelixis, Inc	94,357
4,599	*	Greenfield Online, Inc	70,135
3,915	e*	Harris Interactive, Inc	16,874
200	*	Huron Consulting Group, Inc	14,524
5,800	e*	Incyte Corp	41,470
200	e*	LECG Corp	2,980
3,071	e*	Lifecell Corp	115,377
3,642	e*	Luminex Corp	54,921
700	*	MTC Technologies, Inc	13,517
900	*	Omnicell, Inc	25,686
3,333	e*	PharmaNet Development Group, Inc	96,757
2,900	e*	Regeneron Pharmaceuticals, Inc	51,620
3,800		Resources Connection, Inc	87,970
500	*	Rigel Pharmaceuticals, Inc	4,715
6,000	e*	Savient Pharmaceuticals, Inc	87,300
9,259	e*	Seattle Genetics, Inc	104,071
1,100	*	Washington Group International, Inc	96,591
5,669		Watson Wyatt & Co Holdings (Class A)	254,765

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,316,085

FABRICATED METAL PRODUCTS - 0.63%
1,681	e	Compx International, Inc	32,914
7,094	e	Gulf Island Fabrication, Inc	272,339
600	e*	Taser International, Inc	9,414
1,100	e	Watts Water Technologies, Inc (Class A)	33,770

		TOTAL FABRICATED METAL PRODUCTS	348,437

FOOD AND KINDRED PRODUCTS - 0.80%
6,550	e	Flowers Foods, Inc	142,790
6,574	e	Imperial Sugar Co	171,779
1,500		National Beverage Corp	12,720
3,978	*	Performance Food Group Co	119,857

		TOTAL FOOD AND KINDRED PRODUCTS	447,146

FOOD STORES - 0.31%
700		Ingles Markets, Inc (Class A)	20,062
4,260	e*	Pantry, Inc	109,184
2,800	e*	Pathmark Stores, Inc	35,700
182		Ruddick Corp	6,104

		TOTAL FOOD STORES	171,050

FURNITURE AND FIXTURES - 0.69%
9,830	e	Herman Miller, Inc	266,786
2,545	e	Hooker Furniture Corp	50,951
5,600	e	Kimball International, Inc (Class B)	63,728

		TOTAL FURNITURE AND FIXTURES	381,465

FURNITURE AND HOME FURNISHINGS STORES - 0.53%
600	e*	Guitar Center, Inc	35,580
12,300		Knoll, Inc	218,202

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,900	e*	Pier 1 Imports, Inc	$42,097

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	295,879

GENERAL BUILDING CONTRACTORS - 0.70%
5,100	e*	Perini Corp	285,243
3,900	e	Walter Industries, Inc	104,910

		TOTAL GENERAL BUILDING CONTRACTORS	390,153

GENERAL MERCHANDISE STORES - 0.32%
1,600		Casey’s General Stores, Inc	44,320
1,758	e*	Conn’s, Inc	41,999
8,800	e*	Retail Ventures, Inc	91,608

		TOTAL GENERAL MERCHANDISE STORES	177,927

HEALTH SERVICES - 0.61%
1,100	*	American Dental Partners, Inc	30,811
100	e*	Amsurg Corp	2,307
2,900	e*	Apria Healthcare Group, Inc	75,429
1,300	*	Corvel Corp	30,056
1,700	e*	Healthsouth Corp	29,767
16,800	e*	Immunomedics, Inc	38,472
685	*	Magellan Health Services, Inc	27,797
3,115	e*	Medcath Corp	85,538
1,500	e*	Nektar Therapeutics	13,245
417	e*	Odyssey HealthCare, Inc	4,007
100	e*	RehabCare Group, Inc	1,759

		TOTAL HEALTH SERVICES	339,188

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.79%
4,900	e	Granite Construction, Inc	259,798
8,501	*	Matrix Service Co	178,096

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	437,894

HOLDING AND OTHER INVESTMENT OFFICES - 5.53%
1,000	e	Agree Realty Corp	31,340
4,500		Anthracite Capital, Inc	40,950
2,000		Associated Estates Realty Corp	26,080
9,500		Cousins Properties, Inc	278,920
15,300	e	DiamondRock Hospitality Co	266,373
1,100	e	Equity Inns, Inc	24,838
5,000	e	Equity Lifestyle Properties, Inc	259,000
5,700		Extra Space Storage, Inc	87,723
13,000		FelCor Lodging Trust, Inc	259,090
489	e	Highwoods Properties, Inc	17,932
6,645	e*	Hilltop Holdings, Inc	78,012
5,802		Home Properties, Inc	302,748
3,600	e	LaSalle Hotel Properties	151,488
2,400		LTC Properties, Inc	56,808
200		Mid-America Apartment Communities, Inc	9,970
1,600	e	National Health Investors, Inc	49,456
3,000		Pennsylvania Real Estate Investment Trust	116,820
6,561	e	Potlatch Corp	295,442

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

900		PS Business Parks, Inc	$51,165
3,800		Saul Centers, Inc	195,700
300	e*	Star Maritime Acquisition Corp	4,203
600		Sun Communities, Inc	18,048
3,800		Sunstone Hotel Investors, Inc	97,432
7,400	e	Tanger Factory Outlet Centers, Inc	300,366
3,300	e	Urstadt Biddle Properties, Inc (Class A)	51,051

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,070,955

HOTELS AND OTHER LODGING PLACES - 0.11%
2,100	e*	Monarch Casino & Resort, Inc	59,745

		TOTAL HOTELS AND OTHER LODGING PLACES	59,745

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.95%
5,000		Ampco-Pittsburgh Corp	196,900
7,600	e*	Asyst Technologies, Inc	40,204
100	e	Black Box Corp	4,276
7,312	e*	Brocade Communications Systems, Inc	62,591
16,102	*	Brooks Automation, Inc	229,292
400	e	Curtiss-Wright Corp	19,000
1,400	e*	Dril-Quip, Inc	69,090
15,400	e*	Emulex Corp	295,218
6,050	*	EnPro Industries, Inc	245,630
31,656	e*	Extreme Networks, Inc	121,559
12,400	*	Gateway, Inc	23,312
2,131	e*	Hurco Cos, Inc	115,202
4,700	*	Intevac, Inc	71,440
3,068	e*	Kulicke & Soffa Industries, Inc	26,017
3,721		Lufkin Industries, Inc	204,729
3,000	*	Micros Systems, Inc	195,210
900	e	Nacco Industries, Inc (Class A)	93,132
5,400	*	NATCO Group, Inc (Class A)	279,450
1,300	e*	Netgear, Inc	39,546
17,200	e*	Quantum Corp	58,480
2,200	e*	Rimage Corp	49,368
4,100		Robbins & Myers, Inc	234,889
1,700	e*	Safeguard Scientifics, Inc	3,893
500	*	Super Micro Computer, Inc	4,880
3,500	e*	Tecumseh Products Co (Class A)	67,375

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,750,683

INSTRUMENTS AND RELATED PRODUCTS - 5.81%
850	*	Bio-Rad Laboratories, Inc (Class A)	76,925
25,907	e*	Bruker BioSciences Corp	227,982
1,039	e*	Coherent, Inc	33,331
630	*	Conmed Corp	17,634
2,300	e*	Credence Systems Corp	7,107
2,600	e*	Cutera, Inc	68,146
6,600	*	Cynosure, Inc (Class A)	243,540
1,800	e*	Eagle Test Systems, Inc	23,076
900	e*	Excel Technology, Inc	22,455
700	e*	Flir Systems, Inc	38,773
1,600	*	Haemonetics Corp	79,072
1,800	e*	Hologic, Inc	109,800

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,500	e*	ICU Medical, Inc	$96,875
950	e*	II-VI, Inc	32,803
4,000	e*	Illumina, Inc	207,520
22,230	*	LTX Corp	79,361
6,950	*	Medical Action Industries, Inc	164,437
2,700	*	MKS Instruments, Inc	51,354
7,500	e	Movado Group, Inc	239,400
3,417	e	MTS Systems Corp	142,147
4,695	e*	Palomar Medical Technologies, Inc	133,761
10,500		STERIS Corp	286,965
1,700	*	Teledyne Technologies, Inc	90,763
1,700	e	United Industrial Corp	127,942
4,828	*	Varian, Inc	307,109
600	*	Ventana Medical Systems, Inc	51,546
700		Vital Signs, Inc	36,498
8,857	e*	Zoll Medical Corp	229,573
400	e*	Zygo Corp	5,212

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,231,107

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
100		Hilb Rogal & Hobbs Co	4,333
7,455	*	United America Indemnity Ltd (Class A)	160,357

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	164,690

INSURANCE CARRIERS - 4.49%
8,600	*	AMERIGROUP Corp	296,528
3,600	e*	Amerisafe, Inc	59,544
2,941	*	Argo Group International Holdings Ltd	127,963
11,600		Aspen Insurance Holdings Ltd	323,756
12,100	*	Centene Corp	260,271
300		EMC Insurance Group, Inc	7,797
2,700	*	Hallmark Financial Services	37,935
11,500	*	Healthspring, Inc	224,250
1,400	e*	Meadowbrook Insurance Group, Inc	12,614
6,500	e*	Molina Healthcare, Inc	235,755
100	e	National Interstate Corp	3,079
6,700		Odyssey Re Holdings Corp	248,637
3,100	e	Phoenix Cos, Inc	43,741
9,200		Platinum Underwriters Holdings Ltd	330,832
3,667	e*	PMA Capital Corp (Class A)	34,836
900		Presidential Life Corp	15,264
4,700	e	Safety Insurance Group, Inc	168,918
400	e	Selective Insurance Group, Inc	8,512
2,506	e*	Universal American Financial Corp	57,162

		TOTAL INSURANCE CARRIERS	2,497,394

LEATHER AND LEATHER PRODUCTS - 0.49%
6,100	e*	Collective Brands, Inc	134,566
7,400	e	Steven Madden Ltd	140,230

		TOTAL LEATHER AND LEATHER PRODUCTS	274,796

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

LEGAL SERVICES - 0.33%
3,294	e*	Pre-Paid Legal Services, Inc	$182,685

		TOTAL LEGAL SERVICES	182,685

LUMBER AND WOOD PRODUCTS - 0.05%
1,200	e	American Woodmark Corp	29,748

		TOTAL LUMBER AND WOOD PRODUCTS	29,748

METAL MINING - 0.05%
200	*	Apex Silver Mines Ltd	3,890
1,300	e*	Rosetta Resources, Inc	23,842

		TOTAL METAL MINING	27,732

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.84%
11,500	e	Blyth, Inc	235,175
7,804	e*	Jakks Pacific, Inc	208,445
900	e*	RC2 Corp	24,921

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	468,541

MISCELLANEOUS RETAIL - 1.79%
100	e*	1-800-FLOWERS.COM, Inc (Class A)	1,159
2,625	e	Books-A-Million, Inc	34,729
17,037	*	Ezcorp, Inc (Class A)	229,148
900	e	Longs Drug Stores Corp	44,703
2,792	e*	Priceline.com, Inc	247,790
12,724	e*	Stamps.com, Inc	152,306
5,385	e	Systemax, Inc	110,069
4,300	e	World Fuel Services Corp	175,483

		TOTAL MISCELLANEOUS RETAIL	995,387

MOTION PICTURES - 0.24%
400	e*	Avid Technology, Inc	10,832
14,471	e*	Blockbuster, Inc (Class A)	77,709
221	e*	Macrovision Corp	5,443
1,700	e*	Time Warner Telecom, Inc (Class A)	37,349

		TOTAL MOTION PICTURES	131,333

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.08%
2,900	e*	Premier Exhibitions, Inc	43,732

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	43,732

NONDEPOSITORY INSTITUTIONS - 0.99%
15,274	e	Advance America Cash Advance Centers, Inc	162,974
9,601		Advanta Corp (Class B)	263,259
200	b,v*	DVI, Inc	0
3,300	e*	Encore Capital Group, Inc	38,940
1,900	e	MCG Capital Corp	27,341
700		Patriot Capital Funding, Inc	9,359

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,800	*	PHH Corp	$47,304

		TOTAL NONDEPOSITORY INSTITUTIONS	549,177

OIL AND GAS EXTRACTION - 2.95%
200	e	APCO Argentina, Inc	21,084
3,616	e	Atlas America, Inc	186,694
5,100	e*	Basic Energy Services, Inc	107,202
2,100	e*	Callon Petroleum Co	29,232
2,100	*	Dawson Geophysical Co	162,771
13,200	*	Energy Partners Ltd	193,776
1,736	e*	Exterran Holdings, Inc	139,470
1,100	*	Hercules Offshore, Inc	28,721
5,462	*	Horizon Offshore, Inc	90,123
5,100	e*	Mariner Energy, Inc	105,621
4,800	e*	Meridian Resource Corp	11,904
6,000	e*	Parker Drilling Co	48,720
200	m,v*	PetroCorp	0
1,309	e*	PetroHawk Energy Corp	21,494
8,800	e*	Petroquest Energy, Inc	94,424
4,200	*	Stone Energy Corp	168,042
300	e*	Swift Energy Co	12,276
6,770	e*	Trico Marine Services, Inc	201,746
300	e*	Union Drilling, Inc	4,374
2,400	e*	Vaalco Energy, Inc	10,968

		TOTAL OIL AND GAS EXTRACTION	1,638,642

PAPER AND ALLIED PRODUCTS - 0.59%
2,200	e	Bowater, Inc	32,824
700	e	Greif, Inc (Class A)	42,476
8,727	e	Rock-Tenn Co (Class A)	252,210

		TOTAL PAPER AND ALLIED PRODUCTS	327,510

PERSONAL SERVICES - 0.30%
3,100		CPI Corp	119,412
1,100	e*	Steiner Leisure Ltd	47,740

		TOTAL PERSONAL SERVICES	167,152

PETROLEUM AND COAL PRODUCTS - 0.38%
6,200	e	Alon USA Energy, Inc	209,436

		TOTAL PETROLEUM AND COAL PRODUCTS	209,436

PRIMARY METAL INDUSTRIES - 1.27%
3,000	e*	AK Steel Holding Corp	131,850
4,000	e	Belden CDT, Inc	187,640
900	e*	Brush Engineered Materials, Inc	46,701
1,500	e*	Century Aluminum Co	78,975
1,880	e*	CommScope, Inc	94,451
764		Matthews International Corp (Class A)	33,463
1,700		Mueller Industries, Inc	61,438
650	*	RTI International Metals, Inc	51,519

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

580	e*	Superior Essex, Inc	$21,622

		TOTAL PRIMARY METAL INDUSTRIES	707,659

PRINTING AND PUBLISHING - 1.14%
7,100	e*	ACCO Brands Corp	159,324
3,900	*	Consolidated Graphics, Inc	244,881
1,400	e	CSS Industries, Inc	50,358
5,300	e	Ennis, Inc	116,812
333	e	Primedia, Inc	4,675
1,625	e*	Scholastic Corp	56,648

		TOTAL PRINTING AND PUBLISHING	632,698

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.77%
3,338	e*	AEP Industries, Inc	141,331
7,046		Cooper Tire & Rubber Co	171,922
1,500		Schulman (A.), Inc	29,595
3,600		Spartech Corp	61,416
9,900		Tupperware Corp	311,751
6,400	e	West Pharmaceutical Services, Inc	266,624

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	982,639

SECURITY AND COMMODITY BROKERS - 1.41%
6,599		Calamos Asset Management, Inc (Class A)	186,290
2,400	*	Cowen Group, Inc	33,168
900	e	International Securities Exchange, Inc	59,823
11,700	*	Knight Capital Group, Inc (Class A)	139,932
1,800	e	optionsXpress Holdings, Inc	47,052
900	e*	Penson Worldwide, Inc	16,632
3,500	*	Piper Jaffray Cos	187,600
6,310	e	SWS Group, Inc	111,624

		TOTAL SECURITY AND COMMODITY BROKERS	782,121

SOCIAL SERVICES - 0.01%
189	e*	Res-Care, Inc	4,317

		TOTAL SOCIAL SERVICES	4,317

SPECIAL TRADE CONTRACTORS - 0.71%
7,246	e*	AsiaInfo Holdings, Inc	65,649
200		Chemed Corp	12,432
1,100	e	Comfort Systems USA, Inc	15,620
9,000	*	EMCOR Group, Inc	282,240
800	e*	Integrated Electrical Services, Inc	20,488

		TOTAL SPECIAL TRADE CONTRACTORS	396,429

TEXTILE MILL PRODUCTS - 0.12%
3,500	*	Heelys, Inc	27,895
1,100	e	Oxford Industries, Inc	39,732

		TOTAL TEXTILE MILL PRODUCTS	67,627

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 0.25%
2,900	e	Universal Corp	$141,955

		TOTAL TOBACCO PRODUCTS	141,955

TRANSPORTATION BY AIR - 0.62%
19,833	*	ABX Air, Inc	140,418
1,100	e*	Alaska Air Group, Inc	25,399
100	e*	PHI, Inc	3,014
8,400	e*	Pinnacle Airlines Corp	134,568
1,600		Skywest, Inc	40,272

		TOTAL TRANSPORTATION BY AIR	343,671

TRANSPORTATION EQUIPMENT - 1.93%
1,200	e	A.O. Smith Corp	52,656
610	*	Aerovironment, Inc	14,036
3,900	e	American Axle & Manufacturing Holdings, Inc	98,475
1,500		American Railcar Industries, Inc	33,030
6,919	e	ArvinMeritor, Inc	116,378
5,900	e*	Comtech Group, Inc	107,439
1,600	e*	Force Protection, Inc	34,656
4,300		Freightcar America, Inc	164,260
1,100	e*	GenCorp, Inc	13,156
9,700	e*	Hayes Lemmerz International, Inc	40,352
763		Kaman Corp	26,369
600	*	Miller Industries, Inc	10,272
5,000	e*	Orbital Sciences Corp	111,200
1,100	e	Polaris Industries, Inc	47,982
800	*	Tenneco, Inc	24,808
900	e	Triumph Group, Inc	73,539
19,800	e*	Visteon Corp	101,970

		TOTAL TRANSPORTATION EQUIPMENT	1,070,578

TRANSPORTATION SERVICES - 1.16%
200	*	Dynamex, Inc	5,124
2,158	*	HUB Group, Inc (Class A)	64,805
10,700	*	Lear Corp	343,470
12,090	e	Pacer International, Inc	230,314

		TOTAL TRANSPORTATION SERVICES	643,713

TRUCKING AND WAREHOUSING - 0.01%
316	e*	Saia, Inc	5,223

		TOTAL TRUCKING AND WAREHOUSING	5,223

WATER TRANSPORTATION - 0.26%
4,700	e	Horizon Lines, Inc (Class A)	143,491

		TOTAL WATER TRANSPORTATION	143,491

WHOLESALE TRADE-DURABLE GOODS - 1.69%
6,052		Agilysys, Inc	102,279
9,400	e	Applied Industrial Technologies, Inc	289,802
300	e	BlueLinx Holdings, Inc	2,112

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

185	e*	Digi International, Inc	$2,634
11,652	e*	Genesis Microchip, Inc	91,352
13,700	e	IKON Office Solutions, Inc	176,045
670	e*	Keystone Automotive Industries, Inc	31,999
736	e*	MWI Veterinary Supply, Inc	27,784
9,498	e*	PSS World Medical, Inc	181,697
2,350	e*	Tyler Technologies, Inc	31,372

		TOTAL WHOLESALE TRADE-DURABLE GOODS	937,076

WHOLESALE TRADE-NONDURABLE GOODS - 2.09%
28,000	*	Alliance One International, Inc	183,120
500	*	Central European Distribution Corp	23,955
400	e*	Core-Mark Holding Co, Inc	14,092
5,600	e	K-Swiss, Inc (Class A)	128,296
1,211		Myers Industries, Inc	24,002
7,313		Spartan Stores, Inc	164,762
12,300	e*	Terra Industries, Inc	384,498
4,270	e*	United Stationers, Inc	237,070

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,159,795

		TOTAL COMMON STOCKS (Cost $55,497,815)	55,500,113

SHORT-TERM INVESTMENTS - 29.25%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.25%
16,255,396		State Street Navigator Securities Lending Prime Portfolio	16,255,396

		TOTAL SHORT-TERM INVESTMENTS (Cost $16,255,396)	16,255,396

		TOTAL PORTFOLIO - 129.14% (Cost $71,753,211)	71,755,509
		OTHER ASSETS & LIABILITIES, NET - (29.14)%	(16,190,040)

		NET ASSETS - 100.00%	$55,565,469

*	Non-income producing

**	Percentage is less than 0.01%

b	In bankruptcy

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

At September 30, 2007, the unrealized appreciation on investments was $2,298 consisting of gross unrealized appreciation of $4,661,563 and gross unrealized depreciation of $4,659,265.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.93%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
439	e*	Chiquita Brands International, Inc	$6,949

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,949

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439		Pilgrim’s Pride Corp	15,246
4	e	Seaboard Corp	7,840

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	23,086

AGRICULTURAL SERVICES - 0.00%**
130	e*	Cadiz, Inc	2,457

		TOTAL AGRICULTURAL SERVICES	2,457

AMUSEMENT AND RECREATION SERVICES - 0.65%
3,318	*	Activision, Inc	71,636
604	e*	Bally Technologies, Inc	21,400
134	e	Churchill Downs, Inc	6,695
267	e	Dover Downs Gaming & Entertainment, Inc	2,774
2,120		Harrah’s Entertainment, Inc	184,292
509		International Speedway Corp (Class A)	23,343
250	*	Lakes Entertainment, Inc	2,383
256	e*	Leapfrog Enterprises, Inc	2,112
387	e*	Life Time Fitness, Inc	23,739
749	e*	Live Nation, Inc	15,916
500	*	Magna Entertainment Corp	1,135
593	e*	Marvel Entertainment, Inc	13,900
194	e*	MTR Gaming Group, Inc	1,849
488	*	Multimedia Games, Inc	4,158
786	*	Penn National Gaming, Inc	46,390
793	e*	Pinnacle Entertainment, Inc	21,593
1,200	e*	Six Flags, Inc	4,152
164	e	Speedway Motorsports, Inc	6,068
178	e*	Town Sports International Holdings, Inc	2,707
22,523		Walt Disney Co	774,566
675	e	Warner Music Group Corp	6,818
859	*	Westwood One, Inc	2,362
442	e*	WMS Industries, Inc	14,630
251		World Wrestling Entertainment, Inc	3,785

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,258,403

APPAREL AND ACCESSORY STORES - 0.56%
944	e	Abercrombie & Fitch Co (Class A)	76,181
883	*	Aeropostale, Inc	16,830
2,136	e	American Eagle Outfitters, Inc	56,198
772	*	AnnTaylor Stores Corp	24,449
380	e	Bebe Stores, Inc	5,559
482	e	Brown Shoe Co, Inc	9,361
97	e	Buckle, Inc	3,680
300	e*	Cache, Inc	5,355
638	e*	Carter’s, Inc	12,728
318	*	Casual Male Retail Group, Inc	2,849
325	e	Cato Corp (Class A)	6,643

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

270	*	Charlotte Russe Holding, Inc	$3,953
1,400	*	Charming Shoppes, Inc	11,760
1,896	e*	Chico’s FAS, Inc	26,639
222	e*	Children’s Place Retail Stores, Inc	5,390
390	e	Christopher & Banks Corp	4,727
380	e*	Citi Trends, Inc	8,269
46	e	DEB Shops, Inc	1,237
600	e*	Dress Barn, Inc	10,206
200	e*	DSW, Inc (Class A)	5,034
337	e*	Eddie Bauer Holdings, Inc	2,898
565	e*	Finish Line, Inc (Class A)	2,452
1,692	e	Foot Locker, Inc	25,938
6,766		Gap, Inc	124,765
1,034	*	Hanesbrands, Inc	29,014
450	*	HOT Topic, Inc	3,357
510	e*	J Crew Group, Inc	21,165
242	e*	Jo-Ann Stores, Inc	5,106
180	e*	JOS A Bank Clothiers, Inc	6,016
3,643	*	Kohl’s Corp	208,853
3,849		Limited Brands, Inc	88,104
1,060	*	New York & Co, Inc	6,466
2,901	e	Nordstrom, Inc	136,028
675	e*	Pacific Sunwear Of California, Inc	9,990
1,561		Ross Stores, Inc	40,024
66	*	Shoe Carnival, Inc	1,041
411		Stage Stores, Inc	7,493
500	e	Syms Corp	7,505
232	e	Talbots, Inc	4,176
359	e*	Tween Brands, Inc	11,790
311	e*	Under Armour, Inc (Class A)	18,604
1,238	e*	Urban Outfitters, Inc	26,988
1,045	e*	Wet Seal, Inc (Class A)	4,044

		TOTAL APPAREL AND ACCESSORY STORES	1,088,865

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
165	e	Columbia Sportswear Co	9,126
340	*	G-III Apparel Group Ltd	6,695
541		Guess ?, Inc	26,525
377	e*	Gymboree Corp	13,285
1,198	e	Jones Apparel Group, Inc	25,314
300	e	Kellwood Co	5,115
1,260	e	Liz Claiborne, Inc	43,256
150	*	Lululemon Athletica, Inc	6,305
300	e*	Maidenform Brands, Inc	4,764
672		Phillips-Van Heusen Corp	35,267
663		Polo Ralph Lauren Corp	51,548
1,365	e*	Quiksilver, Inc	19,520
141	e*	True Religion Apparel, Inc	2,482
995		VF Corp	80,346
488	*	Warnaco Group, Inc	19,066

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	348,614

AUTO REPAIR, SERVICES AND PARKING - 0.09%
100	e*	Amerco, Inc	6,346
268	e*	Dollar Thrifty Automotive Group, Inc	9,297

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

665	e*	Exide Technologies	$4,323
3,615	e*	Hertz Global Holdings, Inc	82,133
251	e*	Midas, Inc	4,736
233		Monro Muffler, Inc	7,873
772		Ryder System, Inc	37,828
400	*	Wright Express Corp	14,596

		TOTAL AUTO REPAIR, SERVICES AND PARKING	167,132

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
1,182		Advance Auto Parts	39,668
200		Asbury Automotive Group, Inc	3,962
1,724	e*	Autonation, Inc	30,549
567	e*	Autozone, Inc	65,851
2,342	e*	Carmax, Inc	47,613
817	*	Copart, Inc	28,097
495	e*	CSK Auto Corp	5,272
220	e	Lithia Motors, Inc (Class A)	3,753
200	e*	MarineMax, Inc	2,912
1,400	e*	O’Reilly Automotive, Inc	46,774
570	e	Penske Auto Group, Inc	11,537
222	e*	Rush Enterprises, Inc (Class A)	5,628
287	e	Sonic Automotive, Inc (Class A)	6,871

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	298,487

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
200	e*	Builders FirstSource, Inc	2,156
798	e*	Central Garden and Pet Co (Class A)	7,166
1,396		Fastenal Co	63,392
19,468		Home Depot, Inc	631,542
17,104		Lowe’s Cos, Inc	479,254

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,183,510

BUSINESS SERVICES - 6.75%
4,200	e*	3Com Corp	20,748
128	e*	3D Systems Corp	3,023
556		Aaron Rents, Inc	12,399
474	e	ABM Industries, Inc	9,471
305	*	Acacia Research (Acacia Technologies)	4,477
6,743		Accenture Ltd (Class A)	271,406
400	e*	ACI Worldwide, Inc	8,940
620	*	Actuate Corp	3,999
741	e	Acxiom Corp	14,664
200		Administaff, Inc	7,260
6,677	*	Adobe Systems, Inc	291,518
300	e*	Advent Software, Inc	14,091
1,024	*	Affiliated Computer Services, Inc (Class A)	51,446
269	e	Aircastle Ltd	8,990
1,807	e*	Akamai Technologies, Inc	51,915
883	*	Alliance Data Systems Corp	68,380
2,332	*	Amdocs Ltd	86,727
283	e*	American Reprographics Co	5,298
357	e*	AMN Healthcare Services, Inc	6,687
136	*	Ansoft Corp	4,485
845	*	Ansys, Inc	28,874

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

410	e	Arbitron, Inc	$18,589
706	e*	Ariba, Inc	7,611
1,213	e*	Art Technology Group, Inc	3,663
1,118	e*	Aspen Technology, Inc	16,010
96	e	Asset Acceptance Capital Corp	1,114
2,655	*	Autodesk, Inc	132,670
6,302		Automatic Data Processing, Inc	289,451
1,088	e*	Avis Budget Group, Inc	24,904
484	e*	Avocent Corp	14,094
140	e*	Bankrate, Inc	6,457
4,595	*	BEA Systems, Inc	63,733
2,100	e*	BearingPoint, Inc	8,505
479	e	Blackbaud, Inc	12,090
304	*	Blackboard, Inc	13,935
195	e*	Blue Coat Systems, Inc	15,358
2,197	*	BMC Software, Inc	68,612
600	e*	Borland Software Corp	2,610
300	*	Bottomline Technologies, Inc	3,759
487	e*	BPZ Energy, Inc	3,799
549	e	Brady Corp (Class A)	19,698
477	e	Brink’s Co	26,655
4,746		CA, Inc	122,067
357	e*	CACI International, Inc (Class A)	18,239
3,072	*	Cadence Design Systems, Inc	68,168
120	e*	Capella Education Co	6,709
516	*	Catalina Marketing Corp	16,713
220	e*	Cavium Networks, Inc	7,150
854	e*	CBIZ, Inc	6,789
1,580	*	Ceridian Corp	54,889
707	e*	Cerner Corp	42,286
873	e*	Checkfree Corp	40,629
852	*	ChoicePoint, Inc	32,308
338	*	Chordiant Software, Inc	4,685
532	*	Ciber, Inc	4,155
1,981	*	Citrix Systems, Inc	79,874
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	10,200
5,294	*	CMGI, Inc	7,200
1,627	e*	CNET Networks, Inc	12,121
796	*	Cogent Communications Group, Inc	18,579
473	e*	Cogent, Inc	7,417
459	e	Cognex Corp	8,152
1,662	*	Cognizant Technology Solutions Corp (Class A)	132,578
386	*	Commvault Systems, Inc	7,149
227	e	Compass Diversified Trust	3,646
65	e	Computer Programs & Systems, Inc	1,713
2,004	e*	Computer Sciences Corp	112,024
3,298	*	Compuware Corp	26,450
100	*	COMSYS IT Partners, Inc	1,681
410	*	Concur Technologies, Inc	12,923
1,524	*	Convergys Corp	26,457
183	e*	CoStar Group, Inc	9,781
485	e*	CSG Systems International, Inc	10,306
500	e*	Cybersource Corp	5,845
367	*	DealerTrack Holdings, Inc	15,370
567		Deluxe Corp	20,888
453	e*	Digital River, Inc	20,272
259	e*	DivX, Inc	3,851

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

590	e*	DST Systems, Inc	$50,628
510	*	DynCorp International, Inc (Class A)	11,786
1,405	e*	Earthlink, Inc	11,128
12,986	*	eBay, Inc	506,714
508	*	Echelon Corp	12,705
518	*	Eclipsys Corp	12,080
100		Electro Rent Corp	1,401
3,539	*	Electronic Arts, Inc	198,149
5,835		Electronic Data Systems Corp	127,436
698	e*	Epicor Software Corp	9,611
134	e*	EPIQ Systems, Inc	2,522
1,750		Equifax, Inc	66,710
345	*	Equinix, Inc	30,598
248	e*	eSpeed, Inc (Class A)	2,115
1,464	e*	Evergreen Energy, Inc	7,466
250	e*	ExlService Holdings, Inc	5,315
2,215	e*	Expedia, Inc	70,614
920	*	F5 Networks, Inc	34,215
455	e	Factset Research Systems, Inc	31,190
659	e	Fair Isaac Corp	23,796
313	*	FalconStor Software, Inc	3,772
2,182		Fidelity National Information Services, Inc	96,815
113	e*	First Advantage Corp (Class A)	1,997
1,971	*	Fiserv, Inc	100,245
100	*	Forrester Research, Inc	2,357
300	e	FTD Group, Inc	4,464
739	*	Gartner, Inc	18,076
244	e*	Gerber Scientific, Inc	2,647
565	e*	Getty Images, Inc	15,730
252	e	Gevity HR, Inc	2,583
362	*	Global Cash Access, Inc	3,834
173	e*	Global Sources Ltd	3,835
2,603	*	Google, Inc (Class A)	1,476,604
180	*	H&E Equipment Services, Inc	3,236
738	e	Healthcare Services Group	14,959
310	e	Heartland Payment Systems, Inc	7,967
200		Heidrick & Struggles International, Inc	7,290
1,889	e*	HLTH Corp	26,767
227	*	HMS Holdings Corp	5,586
326	*	Hudson Highland Group, Inc	4,150
570	e*	Hypercom Corp	2,576
400	e*	i2 Technologies, Inc	6,100
213	e*	iGate Corp	1,825
346	*	IHS, Inc (Class A)	19,546
138	e	Imergent, Inc	3,095
2,143		IMS Health, Inc	65,662
974	e*	Informatica Corp	15,292
367	e	Infospace, Inc	6,445
311		infoUSA, Inc	2,889
259	e*	Innerworkings, Inc	4,463
300	e*	Innovative Solutions & Support, Inc	5,691
87	e	Integral Systems, Inc	1,870
387		Interactive Data Corp	10,913
144	*	Interactive Intelligence, Inc	2,736
538	e*	Internap Network Services Corp	7,623
405	*	Internet Capital Group, Inc	4,860
5,198	e*	Interpublic Group of Cos, Inc	53,955

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

401	*	Interwoven, Inc	$5,706
3,905	*	Intuit, Inc	118,322
306	*	inVentiv Health, Inc	13,409
470	e*	Ipass, Inc	1,974
2,090	*	Iron Mountain, Inc	63,703
800		Jack Henry & Associates, Inc	20,688
245	*	JDA Software Group, Inc	5,062
5,853	*	Juniper Networks, Inc	214,278
300	e	Kelly Services, Inc (Class A)	5,943
276	*	Kenexa Corp	8,495
168	e*	Keynote Systems, Inc	2,307
271	*	Kforce, Inc	3,485
582	*	Kinetic Concepts, Inc	32,755
298	e*	Knot, Inc	6,335
500	e*	Korn/Ferry International	8,255
550	e*	Labor Ready, Inc	10,181
905	e	Lamar Advertising Co (Class A)	44,318
1,343	*	Lawson Software, Inc	13,443
638	e*	Lionbridge Technologies	2,546
402	*	LivePerson, Inc	2,476
176	e*	LoJack Corp	3,337
570	e*	Magma Design Automation, Inc	8,020
311	*	Manhattan Associates, Inc	8,525
925		Manpower, Inc	59,524
309	*	Mantech International Corp (Class A)	11,118
206	e	Marchex, Inc (Class B)	1,959
915	e	Mastercard, Inc (Class A)	135,393
1,730	*	McAfee, Inc	60,325
824	*	Mentor Graphics Corp	12,442
93,319		Microsoft Corp	2,749,178
100	e*	MicroStrategy, Inc (Class A)	7,934
300	e*	Midway Games, Inc	1,308
837	e	MoneyGram International, Inc	18,908
1,346	e*	Monster Worldwide, Inc	45,845
3,079	e*	Move, Inc	8,498
1,117	*	MPS Group, Inc	12,455
477	e*	MSC.Software Corp	6,497
1,071	*	NAVTEQ Corp	83,506
2,098	*	NCR Corp	104,480
400	*	Ness Technologies, Inc	4,368
510	e*	NetFlix, Inc	10,567
288	*	Network Equipment Technologies, Inc	4,176
310	e	NIC, Inc	2,151
4,067	*	Novell, Inc	31,072
1,532	e*	Nuance Communications, Inc	29,583
3,758		Omnicom Group, Inc	180,722
433	*	Omniture, Inc	13,129
282	*	On Assignment, Inc	2,634
222	e*	Online Resources Corp	2,806
43,820	*	Oracle Corp	948,703
500	e*	Packeteer, Inc	3,800
1,480	*	Parametric Technology Corp	25,782
300	e*	PDF Solutions, Inc	2,964
202	e*	PeopleSupport, Inc	2,416
320	e*	Perficient, Inc	6,998
953	*	Perot Systems Corp (Class A)	16,115
640	*	Phase Forward, Inc	12,806
176	e	Portfolio Recovery Associates, Inc	9,340

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

330	e*	PRA International	$9,702
762	*	Premiere Global Services, Inc	9,639
395	*	Progress Software Corp	11,969
108	e	QAD, Inc	935
140	e	Quality Systems, Inc	5,128
829	*	Quest Software, Inc	14,226
237	e*	Radiant Systems, Inc	3,752
187	e*	Radisys Corp	2,328
754	*	Raser Technologies, Inc	9,719
1,196	e*	RealNetworks, Inc	8,109
2,113	*	Red Hat, Inc	41,985
100	e	Renaissance Learning, Inc	1,209
770	e*	Rent-A-Center, Inc	13,960
200	e*	RightNow Technologies, Inc	3,218
1,761		Robert Half International, Inc	52,583
311	e	Rollins, Inc	8,301
230	e*	RSC Holdings, Inc	3,772
792	*	S1 Corp	7,168
1,037	e*	Salesforce.com, Inc	53,219
700	*	Sapient Corp	4,697
618	e*	Secure Computing Corp	6,013
101	*	SI International, Inc	2,886
620	e*	Smith Micro Software, Inc	9,957
378	e*	Sohu.com, Inc	14,254
542	e*	SonicWALL, Inc	4,732
3,028	e*	Sonus Networks, Inc	18,471
720	e	Sotheby’s	34,409
624	*	Spherion Corp	5,154
200	e*	SPSS, Inc	8,228
419	e*	SRA International, Inc (Class A)	11,766
146	*	Stratasys, Inc	4,024
40,540	*	Sun Microsystems, Inc	227,429
1,054	*	Sybase, Inc	24,379
356	*	SYKES Enterprises, Inc	5,913
10,237	*	Symantec Corp	198,393
203	e*	Synchronoss Technologies, Inc	8,538
134	e*	SYNNEX Corp	2,755
1,602	*	Synopsys, Inc	43,382
140	e	Syntel, Inc	5,821
685	e*	Take-Two Interactive Software, Inc	11,700
200	e	TAL International Group, Inc	5,014
177	e*	Taleo Corp (Class A)	4,498
455	e*	TeleTech Holdings, Inc	10,879
196	e	TheStreet.com, Inc	2,374
787	*	THQ, Inc	19,659
2,110	*	TIBCO Software, Inc	15,593
259	e	TNS, Inc	4,160
470	e	Total System Services, Inc	13,057
183	*	TradeStation Group, Inc	2,136
100	*	Travelzoo, Inc	2,295
444	*	Trizetto Group, Inc	7,774
242	e*	Ultimate Software Group, Inc	8,446
3,813	e*	Unisys Corp	25,242
750	e	United Online, Inc	11,258
1,054	*	United Rentals, Inc	33,907
1,094	e*	Valueclick, Inc	24,571
248	e*	Vasco Data Security International	8,757
2,838	e*	VeriSign, Inc	95,754

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

263		Viad Corp	$9,468
306	e*	Vignette Corp	6,141
200	*	Visual Sciences, Inc	2,888
330	*	VMware, Inc	28,050
142	*	Vocus, Inc	4,152
150	e*	Volt Information Sciences, Inc	2,646
5,889		Waste Management, Inc	222,251
51	e*	WebMD Health Corp (Class A)	2,657
564	e*	Websense, Inc	11,128
752	*	Wind River Systems, Inc	8,851
13,740	*	Yahoo!, Inc	368,782

		TOTAL BUSINESS SERVICES	13,051,289

CHEMICALS AND ALLIED PRODUCTS - 9.00%
17,503		Abbott Laboratories	938,511
303	e*	Abraxis BioScience, Inc	6,917
300	e*	Acadia Pharmaceuticals, Inc	4,515
232	e*	Acorda Therapeutics, Inc	4,257
410	e*	Adams Respiratory Therapeutics, Inc	15,801
2,459		Air Products & Chemicals, Inc	240,392
276	*	Albany Molecular Research, Inc	4,168
852		Albemarle Corp	37,658
887		Alberto-Culver Co	21,989
400	e*	Alexion Pharmaceuticals, Inc	26,060
1,288	e*	Alkermes, Inc	23,699
468	e*	Allos Therapeutics, Inc	2,223
344	e*	Alnylam Pharmaceuticals, Inc	11,273
534	e*	Alpharma, Inc (Class A)	11,406
157	e*	AMAG Pharmaceuticals, Inc	8,980
479	*	American Oriental Bioengineering, Inc	5,341
146	e	American Vanguard Corp	2,850
12,348	*	Amgen, Inc	698,526
340		Arch Chemicals, Inc	15,939
492	e*	Arena Pharmaceuticals, Inc	5,387
364	e*	Arqule, Inc	2,595
600	e*	Array Biopharma, Inc	6,738
1,200	e*	Arrowhead Research Corp	6,060
600	*	Auxilium Pharmaceuticals, Inc	12,648
550	e*	Aventine Renewable Energy Holdings, Inc	5,814
1,286	e	Avery Dennison Corp	73,328
4,980		Avon Products, Inc	186,899
184		Balchem Corp	3,755
1,274	*	Barr Pharmaceuticals, Inc	72,503
111	e*	Bentley Pharmaceuticals, Inc	1,385
1,120	*	Bioenvision, Inc	5,914
3,245	*	Biogen Idec, Inc	215,241
967	e*	BioMarin Pharmaceuticals, Inc	24,078
400	e*	Bradley Pharmaceuticals, Inc	7,280
22,341		Bristol-Myers Squibb Co	643,868
696		Cabot Corp	24,729
730	e*	Calgon Carbon Corp	10,191
206		Cambrex Corp	2,243
1,384		Celanese Corp (Series A)	53,948
300	e*	Cell Genesys, Inc	1,146
724	e*	Cephalon, Inc	52,895
607		CF Industries Holdings, Inc	46,077
749	e*	Charles River Laboratories International, Inc	42,056

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

249	*	Chattem, Inc	$17,559
2,512		Chemtura Corp	22,332
852		Church & Dwight Co, Inc	40,078
1,659		Clorox Co	101,182
5,817		Colgate-Palmolive Co	414,868
711	e*	Cubist Pharmaceuticals, Inc	15,023
565	e*	Cypress Bioscience, Inc	7,735
525		Cytec Industries, Inc	35,905
2,686	e*	CytRx Corp	9,294
978		Dade Behring Holdings, Inc	74,670
1,113	e*	Dendreon Corp	8,559
911	e*	Discovery Laboratories, Inc	2,451
10,840		Dow Chemical Co	466,770
10,504		Du Pont (E.I.) de Nemours & Co	520,578
698	e*	Durect Corp	3,825
979		Eastman Chemical Co	65,329
2,062		Ecolab, Inc	97,326
11,292		Eli Lilly & Co	642,854
350	e*	Elizabeth Arden, Inc	9,436
2,400	e*	Encysive Pharmaceuticals, Inc	3,624
400	e*	Enzon Pharmaceuticals, Inc	3,524
1,252		Estee Lauder Cos (Class A)	53,160
396		Ferro Corp	7,912
854		FMC Corp	44,425
3,663	*	Forest Laboratories, Inc	136,593
5,297	*	Genentech, Inc	413,272
2,640	e*	GenVec, Inc	6,204
3,004	*	Genzyme Corp	186,128
400	e	Georgia Gulf Corp	5,560
1,012	e*	Geron Corp	7,408
10,604	*	Gilead Sciences, Inc	433,385
400	*	GTx, Inc	6,512
600		H.B. Fuller Co	17,808
705	e*	Halozyme Therapeutics, Inc	6,126
1,449		Hercules, Inc	30,458
1,885	*	Hospira, Inc	78,133
1,379	e*	Human Genome Sciences, Inc	14,190
982		Huntsman Corp	26,013
135	e*	Idenix Pharmaceuticals, Inc	390
360	*	Idexx Laboratories, Inc	39,452
675	e*	ImClone Systems, Inc	27,905
866	*	Immucor, Inc	30,960
507	e*	Indevus Pharmaceuticals, Inc	3,503
229	e	Innophos Holdings, Inc	3,490
262	e	Innospec, Inc	5,968
94	e	Inter Parfums, Inc	2,225
314	e*	InterMune, Inc	6,007
1,110	e	International Flavors & Fragrances, Inc	58,675
517	e*	Inverness Medical Innovations, Inc	28,600
524	*	Invitrogen Corp	42,827
453	e*	Javelin Pharmaceuticals, Inc	2,274
162	e	Kaiser Aluminum Corp	11,432
230	*	Keryx Biopharmaceuticals, Inc	2,286
2,581	*	King Pharmaceuticals, Inc	30,249
193		Koppers Holdings, Inc	7,452
56	e	Kronos Worldwide, Inc	1,071
360	e*	KV Pharmaceutical Co (Class A)	10,296
230	*	Landec Corp	3,556

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

993	e	Ligand Pharmaceuticals, Inc (Class B)	$5,303
822		Lubrizol Corp	53,479
2,680	e	Lyondell Chemical Co	124,218
342	e	Mannatech, Inc	2,770
300	e*	MannKind Corp	2,904
338	e*	Martek Biosciences Corp	9,812
1,476	e*	Medarex, Inc	20,900
547	e*	Medicines Co	9,742
596	e	Medicis Pharmaceutical Corp (Class A)	18,184
232	e*	Medivation, Inc	4,652
24,622		Merck & Co, Inc	1,272,711
433	e	Meridian Bioscience, Inc	13,129
792	*	MGI Pharma, Inc	22,002
3,429	*	Millennium Pharmaceuticals, Inc	34,804
246		Minerals Technologies, Inc	16,482
528	e*	Minrad International, Inc	2,529
571	e*	Momenta Pharmaceuticals, Inc	6,504
6,170		Monsanto Co	529,016
1,731	*	Mosaic Co	92,643
2,728	e*	Mylan Laboratories, Inc	43,539
612	e*	Nabi Biopharmaceuticals	2,485
1,497		Nalco Holding Co	44,386
187	e*	Nastech Pharmaceutical Co, Inc	2,489
580	*	NBTY, Inc	23,548
559	e*	Neurocrine Biosciences, Inc	5,590
154	e	NewMarket Corp	7,605
113		NL Industries, Inc	1,280
200	*	Noven Pharmaceuticals, Inc	3,186
739	e	Olin Corp	16,539
298	*	OM Group, Inc	15,737
151	e*	Omrix Biopharmaceuticals, Inc	5,332
600	e*	Onyx Pharmaceuticals, Inc	26,112
360	e*	OraSure Technologies, Inc	3,618
596	*	OSI Pharmaceuticals, Inc	20,258
235	*	Pacific Ethanol, Inc	2,261
300	e*	Pain Therapeutics, Inc	2,805
364	*	Par Pharmaceutical Cos, Inc	6,756
270	*	Parexel International Corp	11,143
1,273	e*	PDL BioPharma, Inc	27,510
252	*	Penwest Pharmaceuticals Co	2,775
889	e	Perrigo Co	18,980
199	e*	PetMed Express, Inc	2,788
79,746		Pfizer, Inc	1,948,195
321	e*	PharMerica Corp	4,789
258	e*	Pharmion Corp	11,904
965	*	PolyOne Corp	7,209
200	e*	Pozen, Inc	2,212
1,886		PPG Industries, Inc	142,487
3,626		Praxair, Inc	303,714
400	e*	Prestige Brands Holdings, Inc	4,392
35,781		Procter & Gamble Co	2,516,836
300	e*	Progenics Pharmaceuticals, Inc	6,633
26	e*	Protalix BioTherapeutics, Inc	899
333	*	Quidel Corp	6,513
1,643	e*	Revlon, Inc (Class A)	1,889
300	*	Rockwood Holdings, Inc	10,749
1,778	e	Rohm & Haas Co	98,981
1,300		RPM International, Inc	31,135

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

382	e*	Salix Pharmaceuticals Ltd	$4,744
2,942	e*	Santarus, Inc	7,796
16,903		Schering-Plough Corp	534,642
375	*	Sciele Pharma, Inc	9,758
464	e	Scotts Miracle-Gro Co (Class A)	19,836
600	e	Sensient Technologies Corp	17,322
1,184	*	Sepracor, Inc	32,560
1,306		Sherwin-Williams Co	85,817
1,508		Sigma-Aldrich Corp	73,500
470	*	Somaxon Pharmaceuticals, Inc	4,780
100		Stepan Co	3,091
900	e*	SuperGen, Inc	3,906
147	e*	SurModics, Inc	7,204
445	e	Tronox, Inc (Class B)	4,018
500		UAP Holding Corp	15,680
240	*	United Therapeutics Corp	15,970
92	e*	USANA Health Sciences, Inc	4,025
1,324	e*	USEC, Inc	13,571
1,091	e*	Valeant Pharmaceuticals International	16,889
1,308	e	Valspar Corp	35,591
699	e*	Vanda Pharmaceuticals, Inc	9,723
1,018	*	VCA Antech, Inc	42,502
400	e*	Verasun Energy Corp	4,400
1,500	e*	Vertex Pharmaceuticals, Inc	57,615
739	e*	Viropharma, Inc	6,577
994	e*	Warner Chilcott Ltd (Class A)	17,663
1,123	*	Watson Pharmaceuticals, Inc	36,385
220	e	Westlake Chemical Corp	5,573
802	e*	WR Grace & Co	21,542
15,276		Wyeth	680,546
200	e*	Xenoport, Inc	9,410
1,452	*	XOMA Ltd	4,951
405	e*	Zymogenetics, Inc	5,285

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,392,025

COAL MINING - 0.17%
721	e*	Alpha Natural Resources, Inc	16,749
1,502	e	Arch Coal, Inc	50,677
1,992		Consol Energy, Inc	92,827
2,724	e*	International Coal Group, Inc	12,095
848	e	Massey Energy Co	18,503
3,039	e	Peabody Energy Corp	145,477

		TOTAL COAL MINING	336,328

COMMUNICATIONS - 4.79%
463	e	Alaska Communications Systems Group, Inc	6,690
3,919		Alltel Corp	273,076
4,750	*	American Tower Corp (Class A)	206,815
356	e*	Anixter International, Inc	29,352
70,058		AT&T, Inc	2,964,154
105	e	Atlantic Tele-Network, Inc	3,817
200	e*	Audiovox Corp (Class A)	2,058
296	*	Authorize.Net Holdings, Inc	5,218
4,921	*	Avaya, Inc	83,460
552	*	Brightpoint, Inc	8,286

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,359	*	Cablevision Systems Corp (Class A)	$82,423
178	e*	Cbeyond Communications, Inc	7,261
100	*	Centennial Communications Corp	1,012
374	*	Central European Media Enterprises Ltd (Class A)	34,300
1,329		CenturyTel, Inc	61,426
4,638	e*	Charter Communications, Inc (Class A)	11,966
3,005	*	Cincinnati Bell, Inc	14,845
2,372	e	Citadel Broadcasting Corp	9,868
4,179	e	Citizens Communications Co	59,843
5,632		Clear Channel Communications, Inc	210,862
252	e*	Clearwire Corp (Class A)	6,159
33,552	e*	Comcast Corp (Class A)	811,287
300		Consolidated Communications Holdings, Inc	5,883
496	*	Cox Radio, Inc (Class A)	6,473
2,708	e*	Crown Castle International Corp	110,026
200	e*	Crown Media Holdings, Inc (Class A)	1,438
567	e*	CTC Media, Inc	12,451
671	e*	Cumulus Media, Inc (Class A)	6,858
145	e*	DG FastChannel,Inc	3,419
8,549	*	DIRECTV Group, Inc	207,570
1,770	*	Dobson Communications Corp (Class A)	22,638
2,426	*	EchoStar Communications Corp (Class A)	113,561
1,752		Embarq Corp	97,411
521	e	Emmis Communications Corp (Class A)	2,574
421	e	Entercom Communications Corp (Class A)	8,138
810	*	Entravision Communications Corp (Class A)	7,468
300	e	Fairpoint Communications, Inc	5,658
1,894	e*	FiberTower Corp	7,273
52	e*	Fisher Communications, Inc	2,593
1,594	*	Foundry Networks, Inc	28,325
464	*	General Communication, Inc (Class A)	5,633
193	*	GeoEye, Inc	4,970
267	e*	Global Crossing Ltd	5,628
882		Global Payments, Inc	39,002
177	*	Golden Telecom, Inc	14,247
420	e	Gray Television, Inc	3,566
260	e*	Harris Stratex Networks, Inc (Class A)	4,542
327		Hearst-Argyle Television, Inc	8,489
71	*	Hughes Communications, Inc	3,681
1,912	e*	IAC/InterActiveCorp	56,729
361	e	Ibasis, Inc	3,881
1,142	e*	ICO Global Communications Holdings Ltd	3,974
614	e	IDT Corp (Class B)	5,139
1,867	e*	InPhonic, Inc	5,134
400	e	Iowa Telecommunications Services, Inc	7,940
180		iPCS, Inc	6,190
680	e*	j2 Global Communications, Inc	22,256
284	e*	Knology, Inc	4,751
558	e*	Leap Wireless International, Inc	45,404
16,553	e*	Level 3 Communications, Inc	76,971
4,353	*	Liberty Global, Inc (Class A)	178,560
1,471	*	Liberty Media Corp - Capital (Series A)	183,625
7,447	*	Liberty Media Holding Corp (Interactive A)	143,057
281	*	Lin TV Corp (Class A)	3,656
250	e*	Lodgenet Entertainment Corp	6,340
573	e*	Mastec, Inc	8,062
493	e*	Mediacom Communications Corp (Class A)	3,476
612	*	MetroPCS Communications, Inc	16,695

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

832	e*	NeuStar, Inc (Class A)	$28,529
301	e*	Nextwave Wireless, Inc	1,722
1,953	*	NII Holdings, Inc	160,439
158	e	North Pittsburgh Systems, Inc	3,754
435	*	Novatel Wireless, Inc	9,853
307		NTELOS Holdings Corp	9,044
1,022	e*	Orbcomm, Inc	7,696
994	e*	PAETEC Holding Corp	12,395
18,248	e*	Qwest Communications International, Inc	167,152
888	*	Radio One, Inc (Class D)	3,312
242		RCN Corp	2,977
132	e*	Rural Cellular Corp (Class A)	5,742
87		Salem Communications Corp (Class A)	696
300	e*	SAVVIS, Inc	11,634
1,078	e*	SBA Communications Corp (Class A)	38,032
174	e	Shenandoah Telecom Co	3,786
383	e	Sinclair Broadcast Group, Inc (Class A)	4,611
300	e*	Spanish Broadcasting System, Inc (Class A)	774
31,933		Sprint Nextel Corp	606,727
122	e	SureWest Communications	3,051
137	e*	Switch & Data Facilities Co, Inc	2,232
182	*	Syniverse Holdings, Inc	2,894
1,124		Telephone & Data Systems, Inc	75,027
500	e*	Terremark Worldwide, Inc	3,585
1,742	*	Time Warner Cable, Inc (Class A)	57,138
932	e*	TiVo, Inc	5,918
200	e*	US Cellular Corp	19,640
250	e	USA Mobility, Inc	4,218
33,002		Verizon Communications, Inc	1,461,329
336	e,v*	Vonage Holdings Corp	346
5,641	e	Windstream Corp	79,651
3,259	e*	XM Satellite Radio Holdings, Inc (Class A)	46,180

		TOTAL COMMUNICATIONS	9,255,617

DEPOSITORY INSTITUTIONS - 8.26%
121	e	1st Source Corp	2,771
164	e	Alabama National Bancorp	12,779
200	e	Amcore Financial, Inc	4,984
107	e	AmericanWest Bancorp	2,098
108	e	Ameris Bancorp	1,953
300	e	Anchor Bancorp Wisconsin, Inc	8,100
1,394		Associated Banc-Corp	41,304
951		Astoria Financial Corp	25,230
130	e	Bancfirst Corp	5,833
298	e	Banco Latinoamericano de Exportaciones S.A.	5,418
117	*	Bancorp, Inc	2,160
823	e	Bancorpsouth, Inc	19,999
838	e	Bank Mutual Corp	9,880
50,442		Bank of America Corp	2,535,719
664		Bank of Hawaii Corp	35,092
12,863		Bank of New York Mellon Corp/The	567,773
102	e	Bank of the Ozarks, Inc	3,114
452	e	BankAtlantic Bancorp, Inc (Class A)	3,919
300	e	BankFinancial Corp	4,746
400	e	BankUnited Financial Corp (Class A)	6,216
79	e	Banner Corp	2,717

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,277		BB&T Corp	$253,528
57	e	Berkshire Hills Bancorp, Inc	1,723
357		BOK Financial Corp	18,353
381	e	Boston Private Financial Holdings, Inc	10,607
668	e	Brookline Bancorp, Inc	7,742
101	e	Capital City Bank Group, Inc	3,151
93	e	Capital Corp of the West	1,713
140		Capitol Bancorp Ltd	3,476
332	e	Capitol Federal Financial	11,354
303	e	Cascade Bancorp	6,745
69	e	Cass Information Systems, Inc	2,468
518	e	Cathay General Bancorp	16,685
600	e*	Centennial Bank Holdings, Inc	3,840
121	e	Center Financial Corp	1,683
311	e	Central Pacific Financial Corp	9,081
234	e	Chemical Financial Corp	5,675
453		Chittenden Corp	15,927
56,209		Citigroup, Inc	2,623,274
955	e	Citizens Banking Corp	15,385
121	e	City Bank	3,475
155	e	City Holding Co	5,644
477	e	City National Corp	33,156
150	e	CoBiz, Inc	2,568
1,743	e	Colonial Bancgroup, Inc	37,684
170	e	Columbia Banking System, Inc	5,409
1,818		Comerica, Inc	93,227
2,074		Commerce Bancorp, Inc	80,430
891		Commerce Bancshares, Inc	40,888
113	e*	Community Bancorp	2,841
400	e	Community Bank System, Inc	7,808
245	e	Community Banks, Inc	7,299
139	e	Community Trust Bancorp, Inc	4,176
400	e	Corus Bankshares, Inc	5,208
776	e	Cullen/Frost Bankers, Inc	38,893
616	e	CVB Financial Corp	7,207
309	e	Dime Community Bancshares	4,626
300	e*	Dollar Financial Corp	8,559
257	e	Downey Financial Corp	14,855
833	e	East West Bancorp, Inc	29,955
90	e	Enterprise Financial Services Corp	2,191
589	e*	Euronet Worldwide, Inc	17,535
6,268	e	Fifth Third Bancorp	212,360
100	e	First Bancorp	2,038
732		First Bancorp	6,954
150	e	First Busey Corp	3,287
700	e	First Charter Corp	21,119
70		First Citizens Bancshares, Inc (Class A)	12,208
739	e	First Commonwealth Financial Corp	8,173
270	e	First Community Bancorp, Inc	14,772
72	e	First Community Bancshares, Inc	2,609
315	e	First Financial Bancorp	4,026
189	e	First Financial Bankshares, Inc	7,594
188	e	First Financial Corp	5,696
133	e	First Financial Holdings, Inc	4,160
1,297	e	First Horizon National Corp	34,578
146		First Indiana Corp	4,573
315		First Merchants Corp	6,791
545		First Midwest Bancorp, Inc	18,617

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,301	e	First Niagara Financial Group, Inc	$18,409
100	e	First Place Financial Corp	1,770
300	e*	First Regional Bancorp	7,359
88	e	First South Bancorp, Inc	2,302
156	e	First State Bancorporation	3,064
208	e*	FirstFed Financial Corp	10,306
953	e	FirstMerit Corp	18,831
485	e	Flagstar Bancorp, Inc	4,719
150		Flushing Financial Corp	2,520
594	e	FNB Corp	9,825
215	*	Franklin Bank Corp	1,978
700	e*	Fremont General Corp	2,730
537	e	Frontier Financial Corp	12,528
1,944	e	Fulton Financial Corp	27,955
580	e	Glacier Bancorp, Inc	13,062
104	e	Great Southern Bancorp, Inc	2,583
763		Greater Bay Bancorp	21,059
95	e	Greene County Bancshares, Inc	3,463
294	e	Hancock Holding Co	11,784
384	e	Hanmi Financial Corp	5,948
302	e	Harleysville National Corp	4,799
158	e	Heartland Financial USA, Inc	3,247
126		Heritage Commerce Corp	2,667
127	e	Home Bancshares, Inc	2,767
140	e	Horizon Financial Corp	2,839
5,959		Hudson City Bancorp, Inc	91,649
4,292	e	Huntington Bancshares, Inc	72,878
125	e	IBERIABANK Corp	6,581
242		Imperial Capital Bancorp, Inc	6,837
100		Independent Bank Corp	2,970
250	e	Independent Bank Corp	2,763
752	e	IndyMac Bancorp, Inc	17,755
161	e	Integra Bank Corp	2,919
674	e	International Bancshares Corp	14,626
579	*	Investors Bancorp, Inc	8,199
300	e	Irwin Financial Corp	3,306
38,827		JPMorgan Chase & Co	1,779,053
227	e	Kearny Financial Corp	2,903
4,472		Keycorp	144,580
247	e	KNBT Bancorp, Inc	4,085
126	e	Lakeland Bancorp, Inc	1,711
92	e	Lakeland Financial Corp	2,126
812		M&T Bank Corp	84,001
125	e	Macatawa Bank Corp	1,691
90		MainSource Financial Group, Inc	1,587
2,974		Marshall & Ilsley Corp	130,172
400	e	MB Financial, Inc	13,820
85	e	Midwest Banc Holdings, Inc	1,255
186	e	Nara Bancorp, Inc	2,905
100	e	NASB Financial, Inc	3,590
6,567	e	National City Corp	164,766
589	e	National Penn Bancshares, Inc	9,636
374	e	NBT Bancorp, Inc	8,131
523	e*	Net 1 UEPS Technologies, Inc	14,210
3,411	e	New York Community Bancorp, Inc	64,980
1,211	e	NewAlliance Bancshares, Inc	17,777
2,500		Northern Trust Corp	165,675
200	e	Northwest Bancorp, Inc	5,692

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

869	e	Old National Bancorp	$14,399
350	e	Old Second Bancorp, Inc	9,975
100	e	Omega Financial Corp	2,641
165		Oriental Financial Group, Inc	1,898
528		Pacific Capital Bancorp	13,886
165	e	Park National Corp	14,388
531	e	Partners Trust Financial Group, Inc	6,462
75	e	Peoples Bancorp, Inc	1,964
2,454	e	People’s United Financial, Inc	42,405
210	e	PFF Bancorp, Inc	3,221
200	e*	Pinnacle Financial Partners, Inc	5,764
3,925		PNC Financial Services Group, Inc	267,293
2,948		Popular, Inc	36,201
150	e	Preferred Bank	5,901
228	e	PrivateBancorp, Inc	7,944
328	e	Prosperity Bancshares, Inc	10,876
357	e	Provident Bankshares Corp	11,185
854	e	Provident Financial Services, Inc	13,980
421	e	Provident New York Bancorp	5,519
8,011	e	Regions Financial Corp	236,164
195	e	Renasant Corp	4,218
120	e	Republic Bancorp, Inc (Class A)	1,901
47	e	Royal Bancshares of Pennsylvania (Class A)	1,030
300	e	S&T Bancorp, Inc	9,627
210	e	S.Y. Bancorp, Inc	5,678
250	e	Sandy Spring Bancorp, Inc	7,530
121		Santander BanCorp	1,554
75	e	SCBT Financial Corp	2,591
102	e	Seacoast Banking Corp of Florida	1,907
200	e	Security Bank Corp	2,504
319	e*	Signature Bank	11,238
108	e	Simmons First National Corp (Class A)	2,845
800	e	South Financial Group, Inc	18,192
116		Southside Bancshares, Inc	2,562
94		Southwest Bancorp, Inc	1,769
4,852		Sovereign Bancorp, Inc	82,678
4,518		State Street Corp	307,947
119	e	Sterling Bancorp	1,666
808		Sterling Bancshares, Inc	9,219
320	e*	Sterling Financial Corp	5,488
561	e	Sterling Financial Corp	15,097
88	e	Suffolk Bancorp	2,821
134	e*	Sun Bancorp, Inc	2,345
4,062		SunTrust Banks, Inc	307,372
700	e*	Superior Bancorp	6,181
496	e	Susquehanna Bancshares, Inc	9,970
400	e*	SVB Financial Group	18,944
3,166		Synovus Financial Corp	88,806
66		Taylor Capital Group, Inc	1,843
1,433		TCF Financial Corp	37,516
300	e*	Texas Capital Bancshares, Inc	6,522
238	e	TierOne Corp	6,300
119	e	Tompkins Trustco, Inc	4,724
92	e	Trico Bancshares	2,049
626	e	Trustco Bank Corp NY	6,842
491	e	Trustmark Corp	13,768
1,089	e	UCBH Holdings, Inc	19,036
372		UMB Financial Corp	15,944

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

581	e	Umpqua Holdings Corp	$11,626
103	e	Union Bankshares Corp	2,339
633		UnionBanCal Corp	36,974
437	e	United Bankshares, Inc	13,302
335	e	United Community Banks, Inc	8,214
400		United Community Financial Corp	2,888
121	e	Univest Corp of Pennsylvania	2,870
19,772	e	US Bancorp	643,183
126	e	USB Holding Co, Inc	2,927
1,507	e	Valley National Bancorp	33,425
126	e*	Virginia Commerce Bancorp	1,807
1,166	e	W Holding Co, Inc	2,612
21,753		Wachovia Corp	1,090,913
958		Washington Federal, Inc	25,157
10,014		Washington Mutual, Inc	353,594
138	e	Washington Trust Bancorp, Inc	3,722
770		Webster Financial Corp	32,432
38,163		Wells Fargo & Co	1,359,366
200	e	WesBanco, Inc	4,996
200	e	West Coast Bancorp	5,682
390	e	Westamerica Bancorporation	19,426
143	e*	Western Alliance Bancorp	3,371
8,829		Western Union Co	185,144
167	e	Westfield Financial, Inc	1,622
750		Whitney Holding Corp	19,785
772	e	Wilmington Trust Corp	30,031
167	e	Wilshire Bancorp, Inc	1,832
248	e	Wintrust Financial Corp	10,587
100		WSFS Financial Corp	6,240
254		Yardville National Bancorp	8,542
1,272		Zions Bancorporation	87,348

		TOTAL DEPOSITORY INSTITUTIONS	15,962,994

EATING AND DRINKING PLACES - 0.87%
208	e*	AFC Enterprises	3,130
859		Applebees International, Inc	21,372
133	e*	Benihana, Inc (Class A)	2,302
113	e*	BJ’s Restaurants, Inc	2,379
460	e	Bob Evans Farms, Inc	13,883
1,243		Brinker International, Inc	34,108
144	e*	Buffalo Wild Wings, Inc	5,432
751	e	Burger King Holdings, Inc	19,143
262	e*	California Pizza Kitchen, Inc	4,603
365		CBRL Group, Inc	14,892
343	*	CEC Entertainment, Inc	9,216
844	e*	Cheesecake Factory	19,809
378	e*	Chipotle Mexican Grill, Inc (Class B)	40,446
622	e	CKE Restaurants, Inc	10,083
1,556		Darden Restaurants, Inc	65,134
949	*	Denny’s Corp	3,796
400	e	Domino’s Pizza, Inc	6,636
182	e	IHOP Corp	11,526
339	e*	Jack in the Box, Inc	21,981
587	e*	Krispy Kreme Doughnuts, Inc	2,348
273	e	Landry’s Restaurants, Inc	7,224
127	e*	McCormick & Schmick’s Seafood Restaurants, Inc	2,391

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,554		McDonald’s Corp	$738,286
300		O’Charleys, Inc	4,548
200	*	Papa John’s International, Inc	4,888
277	e*	PF Chang’s China Bistro, Inc	8,199
361	*	Rare Hospitality International, Inc	13,758
150	e*	Red Robin Gourmet Burgers, Inc	6,435
661	e	Ruby Tuesday, Inc	12,123
200	e*	Ruth’s Chris Steak House, Inc	2,850
810	e*	Sonic Corp	18,954
8,397	*	Starbucks Corp	220,001
400	e*	Steak N Shake Co	6,004
442	e*	Texas Roadhouse, Inc (Class A)	5,171
2,255	e	Tim Hortons, Inc	78,587
672	e	Triarc Cos (Class B)	8,407
955	e	Wendy’s International, Inc	33,339
5,932		Yum! Brands, Inc	200,680

		TOTAL EATING AND DRINKING PLACES	1,684,064

EDUCATIONAL SERVICES - 0.13%
1,637	*	Apollo Group, Inc (Class A)	98,466
1,003	*	Career Education Corp	28,074
942	e*	Corinthian Colleges, Inc	14,987
767	e	DeVry, Inc	28,387
445	*	ITT Educational Services, Inc	54,152
168	e	Strayer Education, Inc	28,330
228	e*	Universal Technical Institute, Inc	4,104

		TOTAL EDUCATIONAL SERVICES	256,500

ELECTRIC, GAS, AND SANITARY SERVICES - 3.92%
7,565	*	AES Corp	151,603
1,001		AGL Resources, Inc	39,660
1,871		Allegheny Energy, Inc	97,778
338		Allete, Inc	15,129
1,255		Alliant Energy Corp	48,092
3,271	*	Allied Waste Industries, Inc	41,705
2,387	e	Ameren Corp	125,318
200	e	American Ecology Corp	4,238
4,510		American Electric Power Co, Inc	207,821
150	e	American States Water Co	5,850
1,501		Aqua America, Inc	34,043
3,770	*	Aquila, Inc	15,118
1,066		Atmos Energy Corp	30,189
600		Avista Corp	12,210
446	e	Black Hills Corp	18,295
148	e	California Water Service Group	5,697
100	*	Casella Waste Systems, Inc (Class A)	1,254
3,472		Centerpoint Energy, Inc	55,656
110		Central Vermont Public Service Corp	4,019
250	e	CH Energy Group, Inc	11,950
162	e*	Clean Harbors, Inc	7,212
655	e	Cleco Corp	16,552
2,460		CMS Energy Corp	41,377
3,120	e	Consolidated Edison, Inc	144,456
160	e	Consolidated Water Co, Inc	4,803
2,058		Constellation Energy Group, Inc	176,556

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,225	e*	Covanta Holding Corp	$30,025
401	e	Crosstex Energy, Inc	15,202
3,302		Dominion Resources, Inc	278,359
1,497	e	DPL, Inc	39,311
2,056		DTE Energy Co	99,593
14,280		Duke Energy Corp	266,893
3,687	*	Dynegy, Inc (Class A)	34,068
3,684		Edison International	204,278
7,776		El Paso Corp	131,959
600	*	El Paso Electric Co	13,878
239		Empire District Electric Co	5,399
818		Energen Corp	46,724
1,733	e	Energy East Corp	46,878
57	e	EnergySouth, Inc	2,874
2,228		Entergy Corp	241,270
7,638		Exelon Corp	575,600
3,454		FirstEnergy Corp	218,776
4,606		FPL Group, Inc	280,413
1,141	e	Great Plains Energy, Inc	32,872
966	e	Hawaiian Electric Industries, Inc	20,972
447	e	Idacorp, Inc	14,635
851	e	Integrys Energy Group, Inc	43,597
435	e	ITC Holdings Corp	21,554
200		Laclede Group, Inc	6,456
110	e	Markwest Hydrocarbon, Inc	6,394
1,959		MDU Resources Group, Inc	54,539
282		Metal Management, Inc	15,284
287	e	MGE Energy, Inc	9,597
2,799	*	Mirant Corp	113,863
962	e	National Fuel Gas Co	45,031
442	e	New Jersey Resources Corp	21,919
493	e	Nicor, Inc	21,150
3,108		NiSource, Inc	59,487
1,671		Northeast Utilities	47,740
333		Northwest Natural Gas Co	15,218
379	e	NorthWestern Corp	10,297
2,651	e*	NRG Energy, Inc	112,111
1,294	e	NSTAR	45,044
983		OGE Energy Corp	32,537
1,227		Oneok, Inc	58,160
240	e	Ormat Technologies, Inc	11,122
300	e	Otter Tail Corp	10,695
2,217		Pepco Holdings, Inc	60,036
3,984		PG&E Corp	190,435
167	e*	Pico Holdings, Inc	6,939
988		Piedmont Natural Gas Co, Inc	24,789
200	e*	Pike Electric Corp	3,752
1,096		Pinnacle West Capital Corp	43,303
681		PNM Resources, Inc	15,854
521		Portland General Electric Co	14,484
4,362		PPL Corp	201,961
2,961	e	Progress Energy, Inc	138,723
600	m,v*	Progress Energy, Inc	6
2,875		Public Service Enterprise Group, Inc	252,971
1,370	e	Puget Energy, Inc	33,524
2,010		Questar Corp	105,585
3,766	*	Reliant Energy, Inc	96,410
2,039		Republic Services, Inc	66,696

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

115	e	Resource America, Inc (Class A)	$1,816
1,436		SCANA Corp	55,631
387	e*	SEMCO Energy, Inc	3,053
2,997		Sempra Energy	174,186
2,425		Sierra Pacific Resources	38,145
138	e	SJW Corp	4,711
260	e	South Jersey Industries, Inc	9,048
8,548	e	Southern Co	310,121
1,218	e	Southern Union Co	37,892
398		Southwest Gas Corp	11,259
129	e	Southwest Water Co	1,629
1,017	*	Stericycle, Inc	58,132
2,190		TECO Energy, Inc	35,982
5,223		TXU Corp	357,619
1,162		UGI Corp	30,189
256	e	UIL Holdings Corp	8,064
365	e	Unisource Energy Corp	10,910
1,078	e	Vectren Corp	29,419
871	*	Waste Connections, Inc	27,663
229	e*	Waste Services, Inc	2,224
1,015	e	Westar Energy, Inc	24,928
514	e	WGL Holdings, Inc	17,419
6,775		Williams Cos, Inc	230,757
1,446		Wisconsin Energy Corp	65,113
4,703	e	Xcel Energy, Inc	101,303

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,581,036

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.72%
244	*	Acme Packet, Inc	3,762
200	*	Actel Corp	2,146
520		Acuity Brands, Inc	26,250
900	e*	Adaptec, Inc	3,438
1,296	*	ADC Telecommunications, Inc	25,415
743	e	Adtran, Inc	17,111
395	*	Advanced Analogic Technologies, Inc	4,203
504	*	Advanced Energy Industries, Inc	7,610
6,565	e*	Advanced Micro Devices, Inc	86,658
3,835		Altera Corp	92,347
569	e*	American Superconductor Corp	11,653
1,200		Ametek, Inc	51,864
632	*	AMIS Holdings, Inc	6,137
1,615	e*	Amkor Technology, Inc	18,605
1,948		Amphenol Corp (Class A)	77,452
891	e*	Anadigics, Inc	16,109
3,739		Analog Devices, Inc	135,202
1,708	*	Andrew Corp	23,656
9,823	*	Apple Computer, Inc	1,508,223
3,565	e*	Applied Micro Circuits Corp	11,265
1,300	e*	Arris Group, Inc	16,055
567	e*	Atheros Communications, Inc	16,993
5,300	*	Atmel Corp	27,348
395	*	ATMI, Inc	11,751
1,823	e*	Avanex Corp	2,990
1,731	*	Avnet, Inc	68,998
484	e	AVX Corp	7,792
129	e*	AZZ, Inc	4,510

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

500		Baldor Electric Co	$19,975
100	e	Bel Fuse, Inc (Class B)	3,466
750	*	Benchmark Electronics, Inc	17,903
5,310	*	Broadcom Corp (Class A)	193,496
539	*	C-COR, Inc	6,193
356	e*	Ceradyne, Inc	26,963
500	*	Checkpoint Systems, Inc	13,195
932	*	Ciena Corp	35,491
68,986	*	Cisco Systems, Inc	2,284,126
330	*	Comtech Telecommunications Corp	17,652
5,030	e*	Conexant Systems, Inc	6,036
2,072		Cooper Industries Ltd (Class A)	105,858
884	e*	Cree, Inc	27,492
300	e	CTS Corp	3,870
300		Cubic Corp	12,651
1,608	e*	Cypress Semiconductor Corp	46,970
268	e*	Diodes, Inc	8,603
273	*	Ditech Networks, Inc	1,439
432	*	Dolby Laboratories, Inc (Class A)	15,042
289	*	DSP Group, Inc	4,575
179	e*	DTS, Inc	5,436
1,673		Eaton Corp	165,694
300	e*	Electro Scientific Industries, Inc	7,188
161	*	EMS Technologies, Inc	3,949
617	e*	Energizer Holdings, Inc	68,394
426	e*	Energy Conversion Devices, Inc	9,679
481	e*	EnerSys	8,547
1,523	e*	Evergreen Solar, Inc	13,600
520	*	Exar Corp	6,791
665	v*	EXIDE TECHNOLOGIES RIGHTS	(0)
1,414	*	Fairchild Semiconductor International, Inc	26,414
2,640	e*	Finisar Corp	7,392
404	e*	First Solar, Inc	47,567
234	e	Franklin Electric Co, Inc	9,620
1,210	e*	FuelCell Energy, Inc	10,817
1,325	e	Garmin Ltd	158,205
3,003	e*	Gemstar-TV Guide International, Inc	20,901
312	e*	Genlyte Group, Inc	20,049
1,200	e*	GrafTech International Ltd	21,408
269	e*	Greatbatch, Inc	7,153
773		Harman International Industries, Inc	66,880
1,008	e*	Harmonic, Inc	10,695
1,569		Harris Corp	90,673
334	e*	Helen of Troy Ltd	6,450
1,016	e*	Hexcel Corp	23,073
290	e*	Hittite Microwave Corp	12,804
8,851		Honeywell International, Inc	526,369
378	e*	Hutchinson Technology, Inc	9,299
400		Imation Corp	9,812
2,142	*	Integrated Device Technology, Inc	33,158
65,980		Intel Corp	1,706,243
564	e*	InterDigital, Inc	11,720
915	e*	International Rectifier Corp	30,186
1,608		Intersil Corp (Class A)	53,755
359	*	InterVoice, Inc	3,371
122	e*	iRobot Corp	2,425
257	*	IXYS Corp	2,681
681	e*	Jarden Corp	21,070

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,222	e*	JDS Uniphase Corp	$33,241
789	e*	Kemet Corp	5,799
1,416		L-3 Communications Holdings, Inc	144,630
151	e	Lamson & Sessions Co	4,071
1,300	e*	Lattice Semiconductor Corp	5,837
462		Lincoln Electric Holdings, Inc	35,856
2,445	e	Linear Technology Corp	85,551
200	*	Littelfuse, Inc	7,138
124	*	Loral Space & Communications, Inc	4,929
131		LSI Industries, Inc	2,688
8,237	e*	LSI Logic Corp	61,119
5,162	*	Marvell Technology Group Ltd	84,502
593	*	Mattson Technology, Inc	5,129
3,711		Maxim Integrated Products, Inc	108,918
518	e*	Medis Technologies Ltd	6,734
2,536	*	MEMC Electronic Materials, Inc	149,269
223	*	Mercury Computer Systems, Inc	2,292
300		Methode Electronics, Inc	4,515
797	e	Micrel, Inc	8,608
2,547	e	Microchip Technology, Inc	92,507
8,393	e*	Micron Technology, Inc	93,162
771	e*	Microsemi Corp	21,495
1,000	e*	Microtune, Inc	6,020
436	e*	MIPS Technologies, Inc	3,444
1,511		Molex, Inc	40,691
300	e*	Monolithic Power Systems, Inc	7,620
510	e*	Moog, Inc (Class A)	22,409
26,320		Motorola, Inc	487,710
1,945	e*	MRV Communications, Inc	4,824
160	e*	Multi-Fineline Electronix, Inc	2,373
43	e	National Presto Industries, Inc	2,279
2,972		National Semiconductor Corp	80,601
200	e*	Netlogic Microsystems, Inc	7,222
4,089	*	Network Appliance, Inc	110,035
1,397	e*	Novellus Systems, Inc	38,082
6,163	*	Nvidia Corp	223,347
634	e*	Omnivision Technologies, Inc	14,411
2,983	e*	ON Semiconductor Corp	37,466
1,242	e*	On2 Technologies, Inc	1,441
1,027		Openwave Systems, Inc	4,498
123	e*	Oplink Communications, Inc	1,680
205	*	OpNext, Inc	2,378
136	e*	OSI Systems, Inc	3,061
157	e	Park Electrochemical Corp	5,272
200	*	Pericom Semiconductor Corp	2,344
500	*	Photronics, Inc	5,705
472		Plantronics, Inc	13,476
600	*	Plexus Corp	16,440
410	e*	PLX Technology, Inc	4,428
2,300	e*	PMC - Sierra, Inc	19,297
1,022	*	Polycom, Inc	27,451
61	e*	Powell Industries, Inc	2,311
1,100	e*	Power-One, Inc	5,610
1,294	e*	Powerwave Technologies, Inc	7,971
1,796	*	QLogic Corp	24,156
18,927		Qualcomm, Inc	799,855
1,485	e	RadioShack Corp	30,680
1,152	e*	Rambus, Inc	22,015

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

138	e	Raven Industries, Inc	$5,527
420	e	Regal-Beloit Corp	20,114
1,976	e*	RF Micro Devices, Inc	13,298
200	e*	Rogers Corp	8,238
7,966	*	Sanmina-SCI Corp	16,888
334	*	Seachange International, Inc	2,311
733	e*	Semtech Corp	15,012
1,131	e*	Silicon Image, Inc	5,825
601	*	Silicon Laboratories, Inc	25,098
1,350	*	Silicon Storage Technology, Inc	4,347
651	*	Sirenza Microdevices, Inc	11,256
17,195	e*	Sirius Satellite Radio, Inc	60,011
1,872	e*	Skyworks Solutions, Inc	16,923
549	*	Smart Modular Technologies WWH, Inc	3,925
1,064	e*	Spansion, Inc (Class A)	8,991
456	e*	Spectrum Brands, Inc	2,645
300	e*	Standard Microsystems Corp	11,526
245	e*	Sunpower Corp (Class A)	20,291
100	e*	Supertex, Inc	3,988
1,936	e*	Sycamore Networks, Inc	7,880
396	e*	Symmetricom, Inc	1,861
283	e*	Synaptics, Inc	13,516
643	*	Syntax-Brillian Corp	2,617
500		Technitrol, Inc	13,475
163	e*	Techwell, Inc	1,731
595	e*	Tekelec	7,200
437	e	Teleflex, Inc	34,051
4,811	*	Tellabs, Inc	45,801
520	*	Tessera Technologies, Inc	19,500
16,274		Texas Instruments, Inc	595,466
645	*	Thomas & Betts Corp	37,823
598	e*	Trident Microsystems, Inc	9,502
1,402	e*	Triquint Semiconductor, Inc	6,884
433	e*	TTM Technologies, Inc	5,010
5,626		Tyco Electronics Ltd	199,329
209	*	Ultra Clean Holdings	3,072
269	e*	Universal Display Corp	4,767
100	*	Universal Electronics, Inc	3,250
2,962	e*	Utstarcom, Inc	10,841
940	*	Varian Semiconductor Equipment Associates, Inc	50,309
219	*	Viasat, Inc	6,752
200	e	Vicor Corp	2,424
1,891	*	Vishay Intertechnology, Inc	24,640
159	e*	Volterra Semiconductor Corp	1,953
925	e	Whirlpool Corp	82,418
3,261	e	Xilinx, Inc	85,243
350	*	Zoltek Cos, Inc	15,271
532	*	Zoran Corp	10,746

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,992,146

ENGINEERING AND MANAGEMENT SERVICES - 0.94%
188	*	Advisory Board Co	10,992
443	*	Aecom Technology Corp	15,474
1,568	e*	Amylin Pharmaceuticals, Inc	78,400
758	*	Applera Corp (Celera Genomics Group)	10,657
556	e*	Ariad Pharmaceuticals, Inc	2,574

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	e	CDI Corp	$2,788
4,303	*	Celgene Corp	306,847
117	e*	Cornell Cos, Inc	2,755
436	e	Corporate Executive Board Co	32,369
167	e*	CRA International, Inc	8,048
865	e*	CV Therapeutics, Inc	7,768
300		Diamond Management & Technology Consultants, Inc	2,760
723	e*	eResearch Technology, Inc	8,235
1,064	e*	Exelixis, Inc	11,268
172	e*	Exponent, Inc	4,315
1,003	e	Fluor Corp	144,412
300	*	Genpact Ltd	5,085
594	*	Gen-Probe, Inc	39,549
237	e*	Greenfield Online, Inc	3,614
340	*	Harris Interactive, Inc	1,465
1,037	*	Hewitt Associates, Inc (Class A)	36,347
188	*	Huron Consulting Group, Inc	13,653
755	e*	Incyte Corp	5,398
780	e*	Isis Pharmaceuticals, Inc	11,677
1,364	*	Jacobs Engineering Group, Inc	103,091
1,971	*	KBR, Inc	76,416
135	*	Kendle International, Inc	5,607
454	e*	Kosan Biosciences, Inc	2,275
84	e	Landauer, Inc	4,281
139	e*	LECG Corp	2,071
302	e*	Lifecell Corp	11,346
348	e*	Luminex Corp	5,248
241		MAXIMUS, Inc	10,503
317	e*	Maxygen, Inc	2,159
2,576	*	McDermott International, Inc	139,310
80	*	Michael Baker Corp	3,921
2,610		Moody’s Corp	131,544
60	e*	MTC Technologies, Inc	1,159
471	e*	Myriad Genetics, Inc	24,563
631	e*	Navigant Consulting, Inc	7,988
354	e*	Neurogen Corp	1,572
292	e*	Omnicell, Inc	8,334
3,850		Paychex, Inc	157,850
282	*	PharmaNet Development Group, Inc	8,186
1,832	e	Quest Diagnostics, Inc	105,835
324	e*	Regeneration Technologies, Inc	3,473
693	e*	Regeneron Pharmaceuticals, Inc	12,335
1,490	e*	Rentech, Inc	3,218
514		Resources Connection, Inc	11,899
207	e*	Rigel Pharmaceuticals, Inc	1,952
1,421	e*	SAIC, Inc	27,269
560	e*	Savient Pharmaceuticals, Inc	8,148
458	e*	Seattle Genetics, Inc	5,148
219	e*	Senomyx, Inc	2,683
882	*	Shaw Group, Inc	51,244
299	e*	Symyx Technologies, Inc	2,598
100	e*	Tejon Ranch Co	4,140
510	e*	Telik, Inc	1,484
677	e*	Tetra Tech, Inc	14,298
556	*	URS Corp	31,386
188	e*	Verenium Corp	993
316	*	Washington Group International, Inc	27,748

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

512	e	Watson Wyatt & Co Holdings (Class A)	$23,009

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,812,734

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
986	e*	Home Solutions of America, Inc	3,343

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	3,343

FABRICATED METAL PRODUCTS - 0.54%
383	e*	Alliant Techsystems, Inc	41,862
84	e	Ameron International Corp	8,885
778		Aptargroup, Inc	29,463
1,163		Ball Corp	62,511
137	*	Chart Industries, Inc	4,406
170	e	CIRCOR International, Inc	7,720
1,236		Commercial Metals Co	39,119
132	e*	Commercial Vehicle Group, Inc	1,694
593		Crane Co	28,446
1,813	*	Crown Holdings, Inc	41,264
327	e	Dynamic Materials Corp	15,660
420	e*	Griffon Corp	6,342
190		Gulf Island Fabrication, Inc	7,294
5,640		Illinois Tool Works, Inc	336,370
155	e	Insteel Industries, Inc	2,379
153	*	Ladish Co, Inc	8,488
100	e	Lifetime Brands, Inc	2,029
400	*	Mobile Mini, Inc	9,664
1,254	e	Mueller Water Products, Inc (Class A)	15,537
260	e*	NCI Building Systems, Inc	11,235
1,328		Parker Hannifin Corp	148,510
220	*	Park-Ohio Holdings Corp	5,709
1,126	e	Pentair, Inc	37,361
262		Silgan Holdings, Inc	14,083
400	e	Simpson Manufacturing Co, Inc	12,740
314	e*	Smith & Wesson Holding Corp	5,994
657		Snap-On, Inc	32,548
994		Stanley Works	55,793
248	e*	Sturm Ruger & Co, Inc	4,442
122	e	Sun Hydraulics Corp	3,880
812	e*	Taser International, Inc	12,740
203	e	Valmont Industries, Inc	17,225
341	e	Watts Water Technologies, Inc (Class A)	10,469

		TOTAL FABRICATED METAL PRODUCTS	1,041,862

FOOD AND KINDRED PRODUCTS - 3.25%
227	e*	Altus Pharmaceuticals, Inc	2,381
8,653		Anheuser-Busch Cos, Inc	432,563
7,399		Archer Daniels Midland Co	244,759
100	*	Boston Beer Co, Inc (Class A)	4,866
1,392		Bunge Ltd	149,570
2,699		Campbell Soup Co	99,863
77	e	Coca-Cola Bottling Co Consolidated	4,643
26,240		Coca-Cola Co	1,508,013
3,504	e	Coca-Cola Enterprises, Inc	84,867
5,690		ConAgra Foods, Inc	148,680

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,101	e*	Constellation Brands, Inc (Class A)	$50,865
828		Corn Products International, Inc	37,980
878	*	Darling International, Inc	8,683
2,062		Del Monte Foods Co	21,651
200	e	Farmer Bros Co	4,976
952	e	Flowers Foods, Inc	20,754
3,768		General Mills, Inc	218,582
3,694		H.J. Heinz Co	170,663
720	e*	Hansen Natural Corp	40,810
1,972	e	Hershey Co	91,521
1,000		Hormel Foods Corp	35,780
125	e	Imperial Sugar Co	3,266
192		J&J Snack Foods Corp	6,685
633		J.M. Smucker Co	33,815
236	e*	Jones Soda Co	2,846
2,694		Kellogg Co	150,864
18,209		Kraft Foods, Inc (Class A)	628,393
317	e	Lancaster Colony Corp	12,100
400	e	Lance, Inc	9,208
107	e*	M&F Worldwide Corp	5,370
1,505		McCormick & Co, Inc	54,135
101	e	MGP Ingredients, Inc	1,037
612	e	Molson Coors Brewing Co (Class B)	60,998
149	e*	Peet’s Coffee & Tea, Inc	4,159
1,656	e	Pepsi Bottling Group, Inc	61,554
737		PepsiAmericas, Inc	23,908
18,502		PepsiCo, Inc	1,355,457
493	*	Performance Food Group Co	14,854
343	e*	Ralcorp Holdings, Inc	19,146
236	e	Reddy Ice Holdings, Inc	6,223
189	e	Sanderson Farms, Inc	7,876
8,411		Sara Lee Corp	140,380
1,266	e*	Smithfield Foods, Inc	39,879
348	e	Tootsie Roll Industries, Inc	9,232
300		Topps Co, Inc	2,907
323	e*	TreeHouse Foods, Inc	8,737
2,963		Tyson Foods, Inc (Class A)	52,890
2,762		Wrigley (Wm.) Jr Co	177,403

		TOTAL FOOD AND KINDRED PRODUCTS	6,275,792

FOOD STORES - 0.33%
15	e	Arden Group, Inc (Class A)	2,093
174	e*	Great Atlantic & Pacific Tea Co, Inc	5,300
100		Ingles Markets, Inc (Class A)	2,866
8,067		Kroger Co	230,071
327	e*	Panera Bread Co (Class A)	13,342
248	e*	Pantry, Inc	6,356
545	*	Pathmark Stores, Inc	6,949
431	e	Ruddick Corp	14,456
5,033		Safeway, Inc	166,643
2,450		Supervalu, Inc	95,575
188	e	Weis Markets, Inc	8,026
1,546	e	Whole Foods Market, Inc	75,692
358	e*	Winn-Dixie Stores, Inc	6,702

		TOTAL FOOD STORES	634,071

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.12%
988		Rayonier, Inc	$47,464
2,453		Weyerhaeuser Co	177,352

		TOTAL FORESTRY	224,816

FURNITURE AND FIXTURES - 0.31%
369	e	Ethan Allen Interiors, Inc	12,063
642	e	Furniture Brands International, Inc	6,510
700		Herman Miller, Inc	18,998
778	e	Hillenbrand Industries, Inc	42,806
567	e	HNI Corp	20,412
64	e	Hooker Furniture Corp	1,281
597		Interface, Inc (Class A)	10,776
2,239		Johnson Controls, Inc	264,448
300	e	Kimball International, Inc (Class B)	3,414
500	e	La-Z-Boy, Inc	3,690
1,986		Leggett & Platt, Inc	38,052
4,134		Masco Corp	95,785
889	e	Sealy Corp	12,482
580	e*	Select Comfort Corp	8,091
1,019	e	Tempur-Pedic International, Inc	36,429
542	e*	Williams Scotsman International, Inc	15,019

		TOTAL FURNITURE AND FIXTURES	590,256

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
3,211	e*	Bed Bath & Beyond, Inc	109,559
1,868	e	Circuit City Stores, Inc	14,776
1,778	*	GameStop Corp (Class A)	100,190
323	e*	Guitar Center, Inc	19,154
166	e	Haverty Furniture Cos, Inc	1,456
546		Knoll, Inc	9,686
643	e*	Mohawk Industries, Inc	52,276
1,075	e*	Pier 1 Imports, Inc	5,085
838		Steelcase, Inc (Class A)	15,067
228	e	Tuesday Morning Corp	2,050
1,054	e	Williams-Sonoma, Inc	34,381

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	363,680

GENERAL BUILDING CONTRACTORS - 0.18%
100	e	Amrep Corp	2,680
39	e*	Avatar Holdings, Inc	1,947
917	e	Beazer Homes USA, Inc	7,565
139	e	Brookfield Homes Corp	2,578
1,320	e	Centex Corp	35,072
3,307	e	DR Horton, Inc	42,363
439	e*	Hovnanian Enterprises, Inc (Class A)	4,869
857	e	KB Home	21,476
1,382	e	Lennar Corp (Class A)	31,302
451		M/I Homes, Inc	6,264
274	e	McGrath RentCorp	9,108
338	e	MDC Holdings, Inc	13,838
594	e*	Meritage Homes Corp	8,387
50	e*	NVR, Inc	23,513
100	e*	Palm Harbor Homes, Inc	1,248
316	e*	Perini Corp	17,674

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,600	e	Pulte Homes, Inc	$35,386
506	e	Ryland Group, Inc	10,844
1,250	e	Standard-Pacific Corp	6,863
560	e*	Team, Inc	15,333
1,348	e*	Toll Brothers, Inc	26,947
568	e	Walter Industries, Inc	15,279
518	e*	WCI Communities, Inc	3,103

		TOTAL GENERAL BUILDING CONTRACTORS	343,639

GENERAL MERCHANDISE STORES - 1.45%
521	e*	99 Cents Only Stores	5,351
1,248	e*	Big Lots, Inc	37,240
713	*	BJ’s Wholesale Club, Inc	23,643
139	e	Bon-Ton Stores, Inc	3,158
585	e*	Cabela’s, Inc	13,835
547		Casey’s General Stores, Inc	15,152
100	e*	Conn’s, Inc	2,389
5,066		Costco Wholesale Corp	310,900
670	e	Dillard’s, Inc (Class A)	14,626
1,650	e	Family Dollar Stores, Inc	43,824
480	e	Fred’s, Inc	5,054
2,561		JC Penney Co, Inc	162,291
5,065		Macy’s, Inc	163,701
298	e*	Retail Ventures, Inc	3,102
1,813	e	Saks, Inc	31,093
200	e	Stein Mart, Inc	1,522
9,708		Target Corp	617,138
5,174		TJX Cos, Inc	150,408
27,411		Wal-Mart Stores, Inc	1,196,490

		TOTAL GENERAL MERCHANDISE STORES	2,800,917

HEALTH SERVICES - 1.29%
107	e*	Alliance Imaging, Inc	969
288	e*	Amedisys, Inc	11,065
134	*	American Dental Partners, Inc	3,753
2,092		AmerisourceBergen Corp	94,830
542	*	Amsurg Corp	12,504
569	e*	Apria Healthcare Group, Inc	14,800
664	e*	Assisted Living Concepts, Inc (A Shares)	6,069
300	e*	Bio-Reference Labs, Inc	10,128
384	e	Brookdale Senior Living, Inc	15,287
3,270		Cigna Corp	174,258
1,047	*	Community Health Systems, Inc	32,918
90	*	Corvel Corp	2,081
773	*	Covance, Inc	60,217
1,712	*	Coventry Health Care, Inc	106,504
296	e*	Cross Country Healthcare, Inc	5,171
253	e*	CryoLife, Inc	2,391
1,203	*	DaVita, Inc	76,006
660	e*	Edwards Lifesciences Corp	32,545
133	*	eHealth, Inc	3,684
280	e*	Emeritus Corp	7,588
242	e*	Enzo Biochem, Inc	2,747
2,544	*	Express Scripts, Inc	142,006
300	e*	Genomic Health, Inc	5,757
285	*	Gentiva Health Services, Inc	5,475

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,818	e	Health Management Associates, Inc (Class A)	$19,557
1,190	e*	Healthsouth Corp	20,837
472	e*	Healthways, Inc	25,474
900	e*	Hythiam, Inc	6,696
3,404	e*	Immunomedics, Inc	7,795
402	e*	Kindred Healthcare, Inc	7,200
1,377	*	Laboratory Corp of America Holdings	107,723
216		LCA-Vision, Inc	6,348
124	e*	LHC Group, Inc	2,662
634	e*	LifePoint Hospitals, Inc	19,026
939	*	Lincare Holdings, Inc	34,414
488	*	Magellan Health Services, Inc	19,803
801	e	Manor Care, Inc	51,584
300	e*	Matria Healthcare, Inc	7,848
3,370		McKesson Corp	198,122
164	e*	Medcath Corp	4,503
3,167	*	Medco Health Solutions, Inc	286,265
100	e	National Healthcare Corp	5,139
981	e*	Nektar Therapeutics	8,662
235	e*	Nighthawk Radiology Holdings, Inc	5,760
336	*	Odyssey HealthCare, Inc	3,229
1,319	e	Omnicare, Inc	43,698
614	*	Pediatrix Medical Group, Inc	40,168
1,098		Pharmaceutical Product Development, Inc	38,913
610	e*	Psychiatric Solutions, Inc	23,961
117	e*	Radiation Therapy Services, Inc	2,436
300	e*	RehabCare Group, Inc	5,277
611	*	Sierra Health Services, Inc	25,778
246	e*	Skilled Healthcare Group, Inc (Class A)	3,875
300	e*	Stereotaxis, Inc	4,137
722	*	Sun Healthcare Group, Inc	12,065
483	e*	Sunrise Senior Living, Inc	17,084
5,068	e*	Tenet Healthcare Corp	17,028
617		Universal Health Services, Inc (Class B)	33,577
6,974	*	WellPoint, Inc	550,388

		TOTAL HEALTH SERVICES	2,495,785

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
771	*	Foster Wheeler Ltd	101,217
396		Granite Construction, Inc	20,996
670	*	Great Lakes Dredge & Dock Corp	5,869
440	*	Matrix Service Co	9,218

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	137,300

HOLDING AND OTHER INVESTMENT OFFICES - 2.79%
400		Acadia Realty Trust	10,852
353	e*	Affiliated Managers Group, Inc	45,011
79	e	Agree Realty Corp	2,476
1,694	e	Alesco Financial, Inc	8,334
24	e*	Alexander’s, Inc	9,252
392	e	Alexandria Real Estate Equities, Inc	37,734
1,704	e	Allied Capital Corp	50,081
1,200		AMB Property Corp	71,772
481		American Campus Communities, Inc	14,088
1,336	e	American Financial Realty Trust	10,755
3,562		Annaly Mortgage Management, Inc	56,743

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

503		Anthracite Capital, Inc	$4,577
734		Anworth Mortgage Asset Corp	3,956
1,059	e	Apartment Investment & Management Co (Class A)	47,793
1,280	e	Apollo Investment Corp	26,624
134	e	Arbor Realty Trust, Inc	2,531
2,531	e*	Archstone-Smith Trust	152,214
1,067		Ashford Hospitality Trust, Inc	10,723
167		Associated Estates Realty Corp	2,178
872		AvalonBay Communities, Inc	102,948
630		BioMed Realty Trust, Inc	15,183
1,181		Boston Properties, Inc	122,706
918	e	Brandywine Realty Trust	23,235
557	e	BRE Properties, Inc (Class A)	31,153
612	e	Camden Property Trust	39,321
472	e	Capital Lease Funding, Inc	4,838
47		Capital Southwest Corp	5,770
200	e	Capital Trust, Inc (Class A)	7,100
698	e	CBL & Associates Properties, Inc	24,465
324	e	CBRE Realty Finance, Inc	1,912
400	e	Cedar Shopping Centers, Inc	5,448
65	e	Cherokee, Inc	2,493
507		Colonial Properties Trust	17,390
429	e	Corporate Office Properties Trust	17,859
426		Cousins Properties, Inc	12,507
300	e	Crystal River Capital, Inc	5,043
1,850	e	DCT Industrial Trust, Inc	19,370
1,270	e	Deerfield Triarc Capital Corp	11,494
1,405		Developers Diversified Realty Corp	78,497
1,064		DiamondRock Hospitality Co	18,524
578		Digital Realty Trust, Inc	22,767
1,038		Douglas Emmett, Inc	25,670
1,422		Duke Realty Corp	48,078
451	e	EastGroup Properties, Inc	20,412
231	e	Education Realty Trust, Inc	3,119
300	e	Entertainment Properties Trust	15,240
587		Equity Inns, Inc	13,254
238	e	Equity Lifestyle Properties, Inc	12,328
415	e	Equity One, Inc	11,288
3,300		Equity Residential	139,788
267	e	Essex Property Trust, Inc	31,391
630	e	Extra Space Storage, Inc	9,696
697		Federal Realty Investment Trust	61,754
628		FelCor Lodging Trust, Inc	12,516
500	e	First Industrial Realty Trust, Inc	19,435
172	e	First Potomac Realty Trust	3,750
538	e	Franklin Street Properties Corp	9,281
2,050	e	Friedman Billings Ramsey Group, Inc (Class A)	9,451
2,436		General Growth Properties, Inc	130,618
164	e	Getty Realty Corp	4,461
81	e	Gladstone Capital Corp	1,581
511	e	Glimcher Realty Trust	12,009
300	e	GMH Communities Trust	2,325
143	e	Gramercy Capital Corp	3,599
2,324		HCP, Inc	77,087
831		Health Care REIT, Inc	36,763
605	e	Healthcare Realty Trust, Inc	16,129
298		Hersha Hospitality Trust	2,950
179	*	HFF, Inc (Class A)	2,125

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

629	e	Highwoods Properties, Inc	$23,065
1,026	e*	Hilltop Holdings, Inc	12,045
408		Home Properties, Inc	21,289
1,144		Hospitality Properties Trust	46,504
5,912		Host Marriott Corp	132,665
2,100		HRPT Properties Trust	20,769
862	e	IMPAC Mortgage Holdings, Inc	1,327
710	e	Inland Real Estate Corp	10,998
678	e	Investors Real Estate Trust	7,322
13,480		iShares Russell 3000 Index Fund	1,186,105
1,431	e	iStar Financial, Inc	48,640
567	e*	Jamba, Inc	3,986
284	e	JER Investors Trust, Inc	3,536
348	e	Kilroy Realty Corp	21,099
2,348	e	Kimco Realty Corp	106,153
715	e	Kite Realty Group Trust	13,442
442	e	LaSalle Hotel Properties	18,599
736		Lexington Corporate Properties Trust	14,727
1,005		Liberty Property Trust	40,411
249		LTC Properties, Inc	5,894
1,468	e	Luminent Mortgage Capital, Inc	2,452
781		Macerich Co	68,400
688		Mack-Cali Realty Corp	28,277
527		Maguire Properties, Inc	13,612
430		Medical Properties Trust, Inc	5,728
1,250	e*	Meruelo Maddux Properties, Inc	7,387
808		MFA Mortgage Investments, Inc	6,504
261		Mid-America Apartment Communities, Inc	13,011
220	e	Mission West Properties, Inc	2,673
520		MVC Capital, Inc	9,636
200	e	National Health Investors, Inc	6,182
668		National Retail Properties, Inc	16,286
925		Nationwide Health Properties, Inc	27,870
463	e	Newcastle Investment Corp	8,158
454	e*	NexCen Brands, Inc	3,051
800	e	NorthStar Realty Finance Corp	7,944
178	e	Novastar Financial, Inc	1,579
735	e	Omega Healthcare Investors, Inc	11,415
149	e	Parkway Properties, Inc	6,577
216	e	PennantPark Investment Corp	2,894
385		Pennsylvania Real Estate Investment Trust	14,992
1,970	e	Plum Creek Timber Co, Inc	88,177
500	e	Post Properties, Inc	19,350
449	e	Potlatch Corp	20,218
2,913		Prologis	193,278
218	e	Prospect Capital Corp	3,710
235		PS Business Parks, Inc	13,360
1,415		Public Storage, Inc	111,290
1,238	e	RAIT Investment Trust	10,189
201		Ramco-Gershenson Properties	6,279
998		Realty Income Corp	27,894
379		Redwood Trust, Inc	12,590
757		Regency Centers Corp	58,100
270	e	Republic Property Trust	3,961
500	e	Resource Capital Corp	5,630
200		Saul Centers, Inc	10,300
893	e	Senior Housing Properties Trust	19,700
2,494		Simon Property Group, Inc	249,400

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

649	e	SL Green Realty Corp	$75,784
187		Sovran Self Storage, Inc	8,572
798	e	Strategic Hotels & Resorts, Inc	16,431
236		Sun Communities, Inc	7,099
631		Sunstone Hotel Investors, Inc	16,179
290	e	Tanger Factory Outlet Centers, Inc	11,771
106	e*	Tarragon Corp	278
694		Taubman Centers, Inc	37,996
991	e*	TFS Financial Corp	12,824
1,430	e	Thornburg Mortgage, Inc	18,375
1,487	e	UDR, Inc	36,164
200	e	Universal Health Realty Income Trust	7,106
213	e	Urstadt Biddle Properties, Inc (Class A)	3,295
499	e	U-Store-It Trust	6,587
1,470		Ventas, Inc	60,858
3,182		Virgin Media, Inc	77,227
1,509		Vornado Realty Trust	165,009
645		WABCO Holdings, Inc	30,154
444	e	Washington Real Estate Investment Trust	14,732
842	e	Weingarten Realty Investors	34,909
1,100		Winthrop Realty Trust	7,403

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,399,198

HOTELS AND OTHER LODGING PLACES - 0.60%
436	e	Ameristar Casinos, Inc	12,252
459	e*	Bluegreen Corp	3,557
584		Boyd Gaming Corp	25,024
370	e	Choice Hotels International, Inc	13,938
424	*	Gaylord Entertainment Co	22,565
300	e*	Great Wolf Resorts, Inc	3,708
4,413		Hilton Hotels Corp	205,160
162	e*	Isle of Capri Casinos, Inc	3,151
1,150	e*	Las Vegas Sands Corp	153,433
300	e*	Lodgian, Inc	3,540
200		Marcus Corp	3,840
3,640		Marriott International, Inc (Class A)	158,231
1,294	*	MGM Mirage	115,735
200	e*	Monarch Casino & Resort, Inc	5,690
510	e*	Morgans Hotel Group Co	11,092
465	e	Orient-Express Hotels Ltd (Class A)	23,841
200	e*	Riviera Holdings Corp	5,610
2,443		Starwood Hotels & Resorts Worldwide, Inc	148,412
482	e	Station Casinos, Inc	42,165
704	e*	Trump Entertainment Resorts, Inc	4,541
378	e*	Vail Resorts, Inc	23,546
1,996		Wyndham Worldwide Corp	65,389
620		Wynn Resorts Ltd	97,687

		TOTAL HOTELS AND OTHER LODGING PLACES	1,152,107

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.26%
129	*	Aaon, Inc	2,545
282	e	Actuant Corp (Class A)	18,322
1,101	*	AGCO Corp	55,898
301		Albany International Corp (Class A)	11,284
400	e*	Allis-Chalmers Energy, Inc	7,576

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,937		American Standard Cos, Inc	$68,996
79		Ampco-Pittsburgh Corp	3,111
15,664		Applied Materials, Inc	324,245
200	*	Astec Industries, Inc	11,490
140	e*	ASV, Inc	1,964
800	*	Asyst Technologies, Inc	4,232
900	*	Axcelis Technologies, Inc	4,599
722		Black & Decker Corp	60,143
243	e	Black Box Corp	10,391
315	*	Blount International, Inc	3,578
547	e	Briggs & Stratton Corp	13,773
4,603	*	Brocade Communications Systems, Inc	39,402
831	*	Brooks Automation, Inc	11,833
410		Bucyrus International, Inc (Class A)	29,901
678		Carlisle Cos, Inc	32,951
126	e	Cascade Corp	8,211
7,277		Caterpillar, Inc	570,735
708		CDW Corp	61,738
1,000	*	Cirrus Logic, Inc	6,400
196	*	Columbus McKinnon Corp	4,878
347	e*	Cray, Inc	2,498
1,190		Cummins, Inc	152,189
500		Curtiss-Wright Corp	23,750
400	*	Cymer, Inc	15,356
2,573		Deere & Co	381,885
25,820	*	Dell, Inc	712,632
772		Diebold, Inc	35,064
978	e	Donaldson Co, Inc	40,841
2,366		Dover Corp	120,548
938	*	Dresser-Rand Group, Inc	40,062
318	*	Dril-Quip, Inc	15,693
630	*	Electronics for Imaging, Inc	16,922
23,816	*	EMC Corp	495,373
1,000	e*	Emulex Corp	19,170
507	*	ENGlobal Corp	5,785
215	e*	EnPro Industries, Inc	8,729
1,363	*	Entegris, Inc	11,831
1,016	*	Extreme Networks, Inc	3,901
362	e*	Flotek Industries, Inc	15,982
413	e*	Flow International Corp	3,643
623	e	Flowserve Corp	47,460
1,430	e*	FMC Technologies, Inc	82,454
190	e*	Fuel Tech, Inc	4,197
680	*	Gardner Denver, Inc	26,520
2,668	*	Gateway, Inc	5,016
106	e*	Gehl Co	2,367
116,899		General Electric Co	4,839,619
409	e*	Goodman Global, Inc	9,767
156	e	Gorman-Rupp Co	5,173
771	e	Graco, Inc	30,154
1,415	*	Grant Prideco, Inc	77,146
120		Hardinge, Inc	4,180
30,413		Hewlett-Packard Co	1,514,263
60	*	Hurco Cos, Inc	3,244
889		IDEX Corp	32,351
289	*	Immersion Corp	4,734
3,422		Ingersoll-Rand Co Ltd (Class A)	186,396
664	e*	Intermec, Inc	17,344

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,526		International Business Machines Corp	$1,828,963
3,799		International Game Technology	163,737
278	*	Intevac, Inc	4,226
1,988	e	Jabil Circuit, Inc	45,406
1,220		Joy Global, Inc	62,049
85	*	Kadant, Inc	2,380
300	e	Kaydon Corp	15,597
426		Kennametal, Inc	35,775
631	*	Kulicke & Soffa Industries, Inc	5,351
1,500	*	Lam Research Corp	79,890
657		Lennox International, Inc	22,207
1,076	e*	Lexmark International, Inc (Class A)	44,686
100	e	Lindsay Manufacturing Co	4,378
200	e	Lufkin Industries, Inc	11,004
1,392		Manitowoc Co, Inc	61,638
500	*	Micros Systems, Inc	32,535
244	e*	Middleby Corp	15,748
500	e	Modine Manufacturing Co	13,310
66		Nacco Industries, Inc (Class A)	6,830
158	*	NATCO Group, Inc (Class A)	8,176
400	e*	Netgear, Inc	12,168
369		Nordson Corp	18,527
540	*	Oil States International, Inc	26,082
1,385		Pall Corp	53,876
1,132		Palm, Inc	18,418
1,916	e*	Quantum Corp	6,514
301	e*	Rackable Systems, Inc	3,904
200	*	RBC Bearings, Inc	7,670
113	e*	Rimage Corp	2,536
244	*	Riverbed Technology, Inc	9,855
155		Robbins & Myers, Inc	8,880
1,816		Rockwell Automation, Inc	126,230
1,316	e*	Safeguard Scientifics, Inc	3,014
2,641	e*	SanDisk Corp	145,519
200	e	Sauer-Danfoss, Inc	5,336
266	e*	Scansource, Inc	7,477
702	e*	Scientific Games Corp (Class A)	26,395
6,187		Seagate Technology, Inc	158,263
1,500	m,v*	Seagate Technology, Inc	(0)
100	e*	Semitool, Inc	970
357	e*	Sigma Designs, Inc	17,222
10,117	*	Solectron Corp	39,456
678	e*	SourceForge, Inc	1,661
623		SPX Corp	57,665
100		Standex International Corp	2,068
790	e*	STEC, Inc	6,028
618	*	Tecumseh Products Co (Class A)	11,896
200		Tennant Co	9,740
1,127	*	Terex Corp	100,326
1,037		Timken Co	38,525
550	e	Toro Co	32,356
555	*	TurboChef Technologies, Inc	7,326
50	e	Twin Disc, Inc	2,910
200	e*	Ultratech, Inc	2,772
1,552	*	Varian Medical Systems, Inc	65,013
678	e*	VeriFone Holdings, Inc	30,056
280	e	Watsco, Inc	13,000
2,428	*	Western Digital Corp	61,477

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

340		Woodward Governor Co	$21,216
762	*	Zebra Technologies Corp (Class A)	27,805

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	14,036,473

INSTRUMENTS AND RELATED PRODUCTS - 4.46%
186	e*	Abaxis, Inc	4,176
400	e*	Abiomed, Inc	4,972
182	*	Accuray, Inc	3,178
708	*	Advanced Medical Optics, Inc	21,658
766	e*	Affymetrix, Inc	19,433
4,617	*	Agilent Technologies, Inc	170,275
700	e*	Align Technology, Inc	17,731
3,464		Allergan, Inc	223,324
728	e*	American Medical Systems Holdings, Inc	12,340
87	e	American Science & Engineering, Inc	5,451
150		Analogic Corp	9,564
200	e*	Anaren, Inc	2,820
131	*	Angiodynamics, Inc	2,469
2,057		Applera Corp (Applied Biosystems Group)	71,254
94	e*	Argon ST, Inc	1,861
272	e	Arrow International, Inc	12,373
300	e*	Arthrocare Corp	16,767
200	e*	Aspect Medical Systems, Inc	2,714
116	e	Badger Meter, Inc	3,718
1,213		Bard (C.R.), Inc	106,974
605		Bausch & Lomb, Inc	38,720
7,401		Baxter International, Inc	416,528
745		Beckman Coulter, Inc	54,951
2,792		Becton Dickinson & Co	229,084
208	*	Bio-Rad Laboratories, Inc (Class A)	18,824
15,122	*	Boston Scientific Corp	210,952
873	e*	Bruker BioSciences Corp	7,682
609	e*	Cepheid, Inc	13,885
324	*	Coherent, Inc	10,394
200	e	Cohu, Inc	3,750
450	*	Conmed Corp	12,595
464	e	Cooper Cos, Inc	24,323
5,626		Covidien Ltd	233,479
2,018	e*	Credence Systems Corp	6,236
148	e*	Cutera, Inc	3,879
200	e*	Cyberonics, Inc	2,788
85	e*	Cynosure, Inc (Class A)	3,136
2,809		Danaher Corp	232,332
100	e	Datascope Corp	3,381
1,822		Dentsply International, Inc	75,868
284	e*	Dionex Corp	22,567
257	e*	DJ Orthopedics, Inc	12,619
446		DRS Technologies, Inc	24,584
3,150	e	Eastman Kodak Co	84,294
277	e	EDO Corp	15,515
9,046		Emerson Electric Co	481,428
270	e*	ESCO Technologies, Inc	8,975
266	*	Esterline Technologies Corp	15,175
160	e*	ev3, Inc	2,627
81	*	Excel Technology, Inc	2,021
163	*	FARO Technologies, Inc	7,196

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

386	e*	FEI Co	$12,132
768	e*	Flir Systems, Inc	42,540
497	e*	Formfactor, Inc	22,052
469	e*	Fossil, Inc	17,522
145	e*	Foxhollow Technologies, Inc	3,828
392	*	Haemonetics Corp	19,373
606	e*	Hologic, Inc	36,966
111	e*	ICU Medical, Inc	4,301
193	e*	I-Flow Corp	3,588
200	e*	II-VI, Inc	6,906
632	e*	Illumina, Inc	32,788
289	e*	Integra LifeSciences Holdings Corp	14,040
414	*	Intuitive Surgical, Inc	95,220
316	e	Invacare Corp	7,388
900	e*	ION Geophysical Corp	12,447
400	e*	Ionatron, Inc	1,372
304	e*	Itron, Inc	28,293
345	*	Ixia	3,008
32,928		Johnson & Johnson	2,163,370
66	e*	Kensey Nash Corp	1,723
2,097		Kla-Tencor Corp	116,971
479	e*	Kyphon, Inc	33,530
699	*	L-1 Identity Solutions, Inc	13,176
522	e*	LTX Corp	1,864
114	e*	Measurement Specialties, Inc	3,181
147	*	Medical Action Industries, Inc	3,478
13,073		Medtronic, Inc	737,448
409	e	Mentor Corp	18,834
187	e*	Merit Medical Systems, Inc	2,427
414	*	Mettler-Toledo International, Inc	42,228
167	*	Micrus Endovascular Corp	3,051
681	e*	Millipore Corp	51,620
300	e	Mine Safety Appliances Co	14,133
550	*	MKS Instruments, Inc	10,461
200	e	Movado Group, Inc	6,384
221		MTS Systems Corp	9,194
650		National Instruments Corp	22,314
200	e*	Natus Medical, Inc	3,188
407	e*	Newport Corp	6,199
212	e*	Northstar Neuroscience, Inc	2,366
360	*	NuVasive, Inc	12,935
222	e*	NxStage Medical, Inc	3,217
200		Oakley, Inc	5,806
181	e*	Orthofix International NV	8,864
42	*	OYO Geospace Corp	3,894
200	e*	Palomar Medical Technologies, Inc	5,698
1,291		PerkinElmer, Inc	37,710
2,601		Pitney Bowes, Inc	118,137
306		PolyMedica Corp	16,071
978	e*	Resmed, Inc	41,927
826	*	Respironics, Inc	39,673
1,922		Rockwell Collins, Inc	140,383
162	*	Rofin-Sinar Technologies, Inc	11,374
988		Roper Industries, Inc	64,714
351	e*	Rudolph Technologies, Inc	4,854
561	e*	Sirf Technology Holdings, Inc	11,977
182	e*	Sirona Dental Systems, Inc	6,492
293	e*	Sonic Innovations, Inc	2,687

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

326	e*	Sonic Solutions, Inc	$3,413
150	e*	SonoSite, Inc	4,578
330	e*	Spectranetics Corp	4,448
3,854	*	St. Jude Medical, Inc	169,846
800		STERIS Corp	21,864
3,448		Stryker Corp	237,084
376	e*	Symmetry Medical, Inc	6,279
450	*	Techne Corp	28,386
897	e	Tektronix, Inc	24,883
385	*	Teledyne Technologies, Inc	20,555
2,014	*	Teradyne, Inc	27,793
4,780	*	Thermo Electron Corp	275,902
483	e*	Thoratec Corp	9,993
1,248	*	Trimble Navigation Ltd	48,934
100	e	United Industrial Corp	7,526
379	*	Varian, Inc	24,108
262	e*	Veeco Instruments, Inc	5,078
328	*	Ventana Medical Systems, Inc	28,178
200	e*	Vital Images, Inc	3,904
119	e	Vital Signs, Inc	6,205
623	e*	Vivus, Inc	3,090
263	e*	Volcano Corp	4,324
1,105	*	Waters Corp	73,947
391	e*	Wright Medical Group, Inc	10,487
10,656	*	Xerox Corp	184,775
300	e*	X-Rite, Inc	4,332
2,685	*	Zimmer Holdings, Inc	217,458
200	*	Zoll Medical Corp	5,184
198	*	Zygo Corp	2,580

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,625,291

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
3,388		AON Corp	151,816
1,418		Brown & Brown, Inc	37,293
245	e*	Crawford & Co (Class B)	1,558
1,275	e	Gallagher (Arthur J.) & Co	36,937
3,595		Hartford Financial Services Group, Inc	332,717
394	e	Hilb Rogal & Hobbs Co	17,072
97	e	James River Group, Inc	3,143
6,376	e	Marsh & McLennan Cos, Inc	162,588
378	e	National Financial Partners Corp	20,026
271	*	United America Indemnity Ltd (Class A)	5,829
100	e	White Mountains Insurance Group Ltd	51,975

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	820,954

INSURANCE CARRIERS - 4.63%
3,726		ACE Ltd	225,684
5,807		Aetna, Inc	315,146
5,584		Aflac, Inc	318,511
321	e	Alfa Corp	5,836
60	e*	Alleghany Corp	24,360
661		Allied World Assurance Holdings Ltd	34,313
6,906		Allstate Corp	394,954
1,116	e	Ambac Financial Group, Inc	70,208
629	e	American Equity Investment Life Holding Co	6,699

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

928		American Financial Group, Inc	$26,467
25,472		American International Group, Inc	1,723,181
167		American National Insurance Co	21,969
130		American Physicians Capital, Inc	5,065
729	*	AMERIGROUP Corp	25,136
202	*	Amerisafe, Inc	3,341
600		Amtrust Financial Services, Inc	9,102
646	*	Arch Capital Group Ltd	48,069
322	*	Argo Group International Holdings Ltd	14,010
961		Aspen Insurance Holdings Ltd	26,822
1,325		Assurant, Inc	70,888
742	e	Assured Guaranty Ltd	20,160
1,852		Axis Capital Holdings Ltd	72,061
125		Baldwin & Lyons, Inc (Class B)	3,414
444	*	Centene Corp	9,550
4,563		Chubb Corp	244,759
2,010		Cincinnati Financial Corp	87,053
387	e*	Citizens, Inc	2,961
303	e	CNA Financial Corp	11,914
100	*	CNA Surety Corp	1,763
556	e	Commerce Group, Inc	16,385
2,054	e*	Conseco, Inc	32,864
476		Delphi Financial Group, Inc (Class A)	19,240
143	e	Donegal Group, Inc (Class A)	2,314
620		Employers Holdings, Inc	12,778
641		Endurance Specialty Holdings Ltd	26,634
76	e*	Enstar Group Ltd	9,633
583	e	Erie Indemnity Co (Class A)	35,639
750		Everest Re Group Ltd	82,680
155		FBL Financial Group, Inc (Class A)	6,121
2,428	e	Fidelity National Title Group, Inc (Class A)	42,441
180	e*	First Acceptance Corp	909
1,057	e	First American Corp	38,707
136	*	First Mercury Financial Corp	2,925
210	e*	Fpic Insurance Group, Inc	9,040
4,970		Genworth Financial, Inc (Class A)	152,728
68	e	Great American Financial Resources, Inc	1,667
600		Hanover Insurance Group, Inc	26,514
206		Harleysville Group, Inc	6,588
1,378		HCC Insurance Holdings, Inc	39,466
1,227	*	Health Net, Inc	66,319
496	e*	HealthExtras, Inc	13,804
521	*	Healthspring, Inc	10,159
467		Horace Mann Educators Corp	9,205
1,894	*	Humana, Inc	132,353
205		Infinity Property & Casualty Corp	8,245
699		IPC Holdings Ltd	20,166
77		Kansas City Life Insurance Co	3,394
200	e	LandAmerica Financial Group, Inc	7,796
1,882	e	Leucadia National Corp	90,750
3,083		Lincoln National Corp	203,386
4,927		Loews Corp	238,220
116	*	Markel Corp	56,144
662	e	Max Re Capital Ltd	18,562
1,432	e	MBIA, Inc	87,424
288	*	Meadowbrook Insurance Group, Inc	2,595
408	e	Mercury General Corp	22,003
5,359		Metlife, Inc	373,683

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

923	e	MGIC Investment Corp	$29,822
70	e	Midland Co	3,847
110	e*	Molina Healthcare, Inc	3,990
1,226		Montpelier Re Holdings Ltd	21,700
173	e	National Interstate Corp	5,327
19	e	National Western Life Insurance Co (Class A)	4,863
590	e	Nationwide Financial Services, Inc (Class A)	31,754
117	*	Navigators Group, Inc	6,347
65		NYMAGIC, Inc	1,808
311	e	Odyssey Re Holdings Corp	11,541
2,437		Old Republic International Corp	45,669
313		OneBeacon Insurance Group Ltd	6,745
712	e	PartnerRe Ltd	56,241
609	*	Philadelphia Consolidated Holding Co	25,176
1,122		Phoenix Cos, Inc	15,831
654		Platinum Underwriters Holdings Ltd	23,518
400	e*	PMA Capital Corp (Class A)	3,800
973	e	PMI Group, Inc	31,817
200		Presidential Life Corp	3,392
499	e*	Primus Guaranty Ltd	5,249
3,065		Principal Financial Group	193,371
338	e*	ProAssurance Corp	18,208
8,256		Progressive Corp	160,249
887		Protective Life Corp	37,644
5,267		Prudential Financial, Inc	513,954
910		Radian Group, Inc	21,185
198	*	RAM Holdings Ltd	1,841
310	e	Reinsurance Group Of America, Inc	17,574
900		RenaissanceRe Holdings Ltd	58,869
200	e	RLI Corp	11,344
1,281		Safeco Corp	78,423
200	e	Safety Insurance Group, Inc	7,188
731	*	Scottish Re Group Ltd	2,332
169	*	SeaBright Insurance Holdings, Inc	2,885
263	e	Security Capital Assurance Ltd	6,007
656		Selective Insurance Group, Inc	13,960
628		Stancorp Financial Group, Inc	31,092
200	e	State Auto Financial Corp	5,850
200	e	Stewart Information Services Corp	6,854
1,144		Torchmark Corp	71,294
176		Tower Group, Inc	4,608
334		Transatlantic Holdings, Inc	23,490
7,534		Travelers Cos, Inc/The	379,262
173	e*	Triad Guaranty, Inc	3,282
234		United Fire & Casualty Co	9,147
15,222		UnitedHealth Group, Inc	737,201
500	e	Unitrin, Inc	24,795
417	e*	Universal American Financial Corp	9,512
4,076		UnumProvident Corp	99,740
1,930		W.R. Berkley Corp	57,186
481	*	WellCare Health Plans, Inc	50,712
20		Wesco Financial Corp	7,960
2,111		XL Capital Ltd (Class A)	167,191
401	e	Zenith National Insurance Corp	18,001

		TOTAL INSURANCE CARRIERS	8,943,525

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,460	*	Corrections Corp of America	$38,208
560	e*	Geo Group, Inc	16,582

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	54,790

LEATHER AND LEATHER PRODUCTS - 0.18%
4,221	*	Coach, Inc	199,527
733	e*	Collective Brands, Inc	16,170
960	e*	CROCS, Inc	64,560
344	e*	Genesco, Inc	15,869
643	*	Iconix Brand Group, Inc	15,297
150	e	Steven Madden Ltd	2,842
558	e*	Timberland Co (Class A)	10,580
60	e	Weyco Group, Inc	1,885
600		Wolverine World Wide, Inc	16,440

		TOTAL LEATHER AND LEATHER PRODUCTS	343,170

LEGAL SERVICES - 0.02%
452	e*	FTI Consulting, Inc	22,740
154	*	Pre-Paid Legal Services, Inc	8,541

		TOTAL LEGAL SERVICES	31,281

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
101	e*	Emergency Medical Services Corp (Class A)	3,055
871		Laidlaw International, Inc	30,677

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	33,732

LUMBER AND WOOD PRODUCTS - 0.03%
80	e	American Woodmark Corp	1,983
1,056	e*	Champion Enterprises, Inc	11,595
100	e	Deltic Timber Corp	5,692
1,157	e	Louisiana-Pacific Corp	19,634
100	e	Skyline Corp	3,008
200	e	Universal Forest Products, Inc	5,980

		TOTAL LUMBER AND WOOD PRODUCTS	47,892

METAL MINING - 0.48%
627	*	Apex Silver Mines Ltd	12,195
450	e	Cleveland-Cliffs, Inc	39,586
3,160	e*	Coeur d’Alene Mines Corp	11,976
496		Foundation Coal Holdings, Inc	19,443
4,321		Freeport-McMoRan Copper & Gold, Inc (Class B)	453,230
1,552	e*	Hecla Mining Co	13,890
4,835	e	Newmont Mining Corp	216,270
607	e*	Rosetta Resources, Inc	11,132
474	e	Royal Gold, Inc	15,523
839	e	Southern Copper Corp	103,893
656	*	Stillwater Mining Co	6,750
1,350	e*	Uranium Resources, Inc	12,676
516	*	US Gold Corp	3,235

		TOTAL METAL MINING	919,799

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
213	e*	Armstrong World Industries, Inc	$8,646
300		Blyth, Inc	6,135
806	e	Callaway Golf Co	12,904
423	e	Daktronics, Inc	11,514
1,752		Fortune Brands, Inc	142,770
1,744		Hasbro, Inc	48,623
311	e*	Jakks Pacific, Inc	8,307
4,539		Mattel, Inc	106,485
275	e	Nautilus, Inc	2,192
191	*	RC2 Corp	5,289
100	e*	Russ Berrie & Co, Inc	1,680
393	e*	Shuffle Master, Inc	5,875
100	e	Steinway Musical Instruments, Inc	2,962
5,616		Tyco International Ltd	249,013

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	612,395

MISCELLANEOUS RETAIL - 1.36%
198	e*	1-800-FLOWERS.COM, Inc (Class A)	2,295
110	*	AC Moore Arts & Crafts, Inc	1,734
3,451	*	Amazon.com, Inc	321,461
565	e	Barnes & Noble, Inc	19,922
4,501	e	Best Buy Co, Inc	207,136
334		Big 5 Sporting Goods Corp	6,246
158	*	Blue Nile, Inc	14,871
155	e	Books-A-Million, Inc	2,051
792	e	Borders Group, Inc	10,557
200	e*	Build-A-Bear Workshop, Inc	3,552
400	e	Cash America International, Inc	15,040
558	e*	CKX, Inc	6,869
1,159	e*	Coldwater Creek, Inc	12,587
16,769		CVS Corp	664,555
443	e*	Dick’s Sporting Goods, Inc	29,747
1,067	*	Dollar Tree Stores, Inc	43,256
393	e*	Ezcorp, Inc (Class A)	5,286
324	e*	GSI Commerce, Inc	8,618
373	e*	Hibbett Sports, Inc	9,250
359		Longs Drug Stores Corp	17,832
497		MSC Industrial Direct Co (Class A)	25,143
473	e*	Nutri/System, Inc	22,179
3,008	*	Office Depot, Inc	62,025
769		OfficeMax, Inc	26,354
93	e*	Overstock.com, Inc	2,678
1,486		Petsmart, Inc	47,403
414	e*	Priceline.com, Inc	36,742
145	e	Pricesmart, Inc	3,422
7,097	e*	Rite Aid Corp	32,788
933	e*	Sears Holdings Corp	118,678
160	*	Shutterfly, Inc	5,106
192	e*	Stamps.com, Inc	2,298
8,124		Staples, Inc	174,585
220	e	Systemax, Inc	4,497
1,527		Tiffany & Co	79,938
180	e*	Valuevision International, Inc (Class A)	1,334
11,353		Walgreen Co	536,316
362		World Fuel Services Corp	14,773

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

490	e*	Zale Corp	$11,339
300	e*	Zumiez, Inc	13,311

		TOTAL MISCELLANEOUS RETAIL	2,623,774

MOTION PICTURES - 1.07%
466	e*	Avid Technology, Inc	12,619
1,979	e*	Blockbuster, Inc (Class A)	10,627
100	e	Carmike Cinemas, Inc	1,837
7,287		CBS Corp (Class B)	229,540
306	e	Cinemark Holdings Inc	5,679
3,011	*	Discovery Holding Co (Class A)	86,867
723	*	DreamWorks Animation SKG, Inc (Class A)	24,163
171	e*	Gaiam, Inc (Class A)	4,109
524	e*	Macrovision Corp	12,906
460	e	National CineMedia, Inc	10,304
25,892		News Corp (Class A)	569,365
750	e	Regal Entertainment Group (Class A)	16,462
1,640	*	Time Warner Telecom, Inc (Class A)	36,031
42,790		Time Warner, Inc	785,624
6,926	*	Viacom, Inc (Class B)	269,906

		TOTAL MOTION PICTURES	2,076,039

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.01%
711	e*	Premier Exhibitions, Inc	10,722

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	10,722

NONDEPOSITORY INSTITUTIONS - 1.66%
200	e*	Accredited Home Lenders Holding Co	2,334
700		Advance America Cash Advance Centers, Inc	7,469
403		Advanta Corp (Class B)	11,050
2,056	e	American Capital Strategies Ltd	87,853
11,770		American Express Co	698,785
1,288	e*	AmeriCredit Corp	22,643
973	e	Ares Capital Corp	15,831
111	e	Asta Funding, Inc	4,254
1,592		Broadridge Financial Solutions, Inc	30,168
4,447		Capital One Financial Corp	295,414
1,394	e	CapitalSource, Inc	28,215
555	e	Centerline Holding Co	8,519
2,098		CIT Group, Inc	84,340
218	e*	CompuCredit Corp	4,733
6,851		Countrywide Financial Corp	130,237
103	e*	Credit Acceptance Corp	2,379
1,180	e	Delta Financial Corp	5,794
5,495		Discover Financial Services	114,296
11,045		Fannie Mae	671,646
160	e	Federal Agricultural Mortgage Corp (Class C)	4,698
274	e	Financial Federal Corp	7,675
250	e*	First Cash Financial Services, Inc	5,855
641	e	First Marblehead Corp	24,313
7,508		Freddie Mac	443,047
1,040	e*	Freedom Acquisition Holding, Inc	11,700
255	e	Hercules Technology Growth Capital, Inc	3,384
347	e*	Information Services Group, Inc	2,655

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838	e*	INVESTools, Inc	$10,131
160		Kohlberg Capital Corp	2,410
412	e*	Marathon Acquisition Corp	3,251
681	e	MCG Capital Corp	9,800
150	*	Mercadolibre, Inc	5,494
200	e	Nelnet, Inc (Class A)	3,648
300	e	NGP Capital Resources Co	4,869
278	e*	NTR Acquisition Co	2,635
300	e*	Ocwen Financial Corp	2,829
199	e	Patriot Capital Funding, Inc	2,661
544	*	PHH Corp	14,296
4,661	*	SLM Corp	231,512
42		Student Loan Corp	7,573
200	e	Technology Investment Capital Corp	2,674
2,838		Textron, Inc	176,552
199	e*	World Acceptance Corp	6,583

		TOTAL NONDEPOSITORY INSTITUTIONS	3,216,205

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
200	e	AMCOL International Corp	6,618
350	e	Compass Minerals International, Inc	11,914
495		Florida Rock Industries, Inc	30,933
520	e*	Idaho General Mines, Inc	3,453
1,050	e	Vulcan Materials Co	93,607

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	146,525

OIL AND GAS EXTRACTION - 3.32%
5,267		Anadarko Petroleum Corp	283,101
70	e	APCO Argentina, Inc	7,379
217	*	Arena Resources, Inc	14,214
339	e	Atlas America, Inc	17,503
191	*	ATP Oil & Gas Corp	8,983
282	*	Atwood Oceanics, Inc	21,590
3,631		Baker Hughes, Inc	328,133
448	e*	Basic Energy Services, Inc	9,417
400	e	Berry Petroleum Co (Class A)	15,836
310	e*	Bill Barrett Corp	12,217
3,462		BJ Services Co	91,916
184	e*	Bois d’Arc Energy, Inc	3,527
400	*	Brigham Exploration Co	2,372
610	e*	Bronco Drilling Co, Inc	9,028
406	e*	Cal Dive International, Inc	6,090
230	e*	Callon Petroleum Co	3,202
1,204	*	Cameron International Corp	111,117
202	e*	Carrizo Oil & Gas, Inc	9,062
599	e*	Cheniere Energy, Inc	23,463
5,231	e	Chesapeake Energy Corp	184,445
900	e	Cimarex Energy Co	33,525
100	e*	Clayton Williams Energy, Inc	3,300
303	e*	CNX Gas Corp	8,717
471	e*	Complete Production Services, Inc	9,646
432	*	Comstock Resources, Inc	13,323
145	*	Contango Oil & Gas Co	5,249
184	*	Continental Resources, Inc	3,338
80	e*	Dawson Geophysical Co	6,201

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

892	e*	Delta Petroleum Corp	$16,011
1,296	*	Denbury Resources, Inc	57,918
800	e	Diamond Offshore Drilling, Inc	90,632
300	e*	Edge Petroleum Corp	3,852
520	*	Encore Acquisition Co	16,458
453	*	Energy Partners Ltd	6,650
1,653		ENSCO International, Inc	92,733
1,410		Equitable Resources, Inc	73,137
676	e*	EXCO Resources, Inc	11,181
661	e*	Exterran Holdings, Inc	53,105
879	*	Forest Oil Corp	37,832
386	e*	FX Energy, Inc	2,876
1,000	e*	GeoGlobal Resources, Inc	3,600
1,009	*	Global Industries Ltd	25,992
2,585		GlobalSantaFe Corp	196,512
87	e*	GMX Resources, Inc	2,799
111	e*	Goodrich Petroleum Corp	3,519
2,200	e*	Grey Wolf, Inc	14,410
520	e*	Gulfport Energy Corp	12,303
10,370		Halliburton Co	398,208
318	*	Harvest Natural Resources, Inc	3,797
992	e*	Helix Energy Solutions Group, Inc	42,120
1,262		Helmerich & Payne, Inc	41,431
1,273	*	Hercules Offshore, Inc	33,238
359	*	Horizon Offshore, Inc	5,923
107		Kayne Anderson Energy Development Co	2,726
917	e*	Mariner Energy, Inc	18,991
254	e*	McMoRan Exploration Co	3,416
910	e*	Meridian Resource Corp	2,257
3,234	e*	Nabors Industries Ltd	99,510
2,004	*	National Oilwell Varco, Inc	289,578
1,000	e*	Newpark Resources, Inc	5,360
3,030		Noble Corp	148,621
597	*	Oceaneering International, Inc	45,253
1,155	e*	Oilsands Quest, Inc	5,117
522	e*	Parallel Petroleum Corp	8,869
1,200	e*	Parker Drilling Co	9,744
1,800	e	Patterson-UTI Energy, Inc	40,626
440		Penn Virginia Corp	19,351
1,798	e*	PetroHawk Energy Corp	29,523
165	e*	Petroleum Development Corp	7,318
435	e*	Petroquest Energy, Inc	4,668
452	e*	Pioneer Drilling Co	5,505
1,352		Pioneer Natural Resources Co	60,813
819	e*	Plains Exploration & Production Co	36,216
684	e	Pogo Producing Co	36,327
1,930	*	Pride International, Inc	70,541
549	*	Quicksilver Resources, Inc	25,830
1,620		Range Resources Corp	65,869
1,339	e	Rowan Cos, Inc	48,981
337	e	RPC, Inc	4,789
13,384		Schlumberger Ltd	1,405,320
334	e*	SEACOR Holdings, Inc	31,763
2,282		Smith International, Inc	162,935
1,884	*	Southwestern Energy Co	78,845
870		St. Mary Land & Exploration Co	31,033
296	e*	Stone Energy Corp	11,843
1,233	e*	Sulphco, Inc	10,850

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

868	*	Superior Energy Services	$30,762
174	*	Superior Well Services, Inc	3,955
327	e*	Swift Energy Co	13,381
810	e*	Tetra Technologies, Inc	17,123
617	e	Tidewater, Inc	38,772
248	e*	Toreador Resources Corp	2,934
3,265	*	Transocean, Inc	369,108
127	e*	Trico Marine Services, Inc	3,785
311	e*	TXCO Resources, Inc	2,787
300	e*	Union Drilling, Inc	4,374
520	*	Unit Corp	25,168
621	e*	Vaalco Energy, Inc	2,838
137	e*	Venoco, Inc	2,350
289	e	W&T Offshore, Inc	7,046
580	e*	Warren Resources, Inc	7,273
3,822	*	Weatherford International Ltd	256,762
347	*	W-H Energy Services, Inc	25,591
413	*	Whiting Petroleum Corp	18,358
285	*	Willbros Group, Inc	9,690
4,171		XTO Energy, Inc	257,935

		TOTAL OIL AND GAS EXTRACTION	6,420,511

PAPER AND ALLIED PRODUCTS - 0.48%
1,362	e	Bemis Co	39,648
591	e	Bowater, Inc	8,818
600	*	Buckeye Technologies, Inc	9,084
676	e*	Cenveo, Inc	14,622
151	e*	Chesapeake Corp	1,277
5,529	e*	Domtar Corporation	45,338
397		Glatfelter	5,891
556	e*	Graphic Packaging Corp	2,513
332		Greif, Inc (Class A)	20,146
4,965		International Paper Co	178,095
4,841		Kimberly-Clark Corp	340,129
2,152		MeadWestvaco Corp	63,549
500	e*	Mercer International, Inc	4,725
162	e	Neenah Paper, Inc	5,361
1,010		Packaging Corp of America	29,361
618	*	Playtex Products, Inc	11,297
390		Rock-Tenn Co (Class A)	11,271
136		Schweitzer-Mauduit International, Inc	3,169
2,686	*	Smurfit-Stone Container Corp	31,372
1,093		Sonoco Products Co	32,987
1,158		Temple-Inland, Inc	60,946
334	e	Wausau Paper Corp	3,724

		TOTAL PAPER AND ALLIED PRODUCTS	923,323

PERSONAL SERVICES - 0.14%
1,626		Cintas Corp	60,325
300		Coinmach Service Corp (Class A)	3,597
300	e*	Coinstar, Inc	9,651
57	e	CPI Corp	2,196
387		G & K Services, Inc (Class A)	15,557
3,605	e	H&R Block, Inc	76,354
300	e	Jackson Hewitt Tax Service, Inc	8,388

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

542		Regis Corp	$17,295
887	e*	Sally Beauty Holdings, Inc	7,495
3,226	e	Service Corp International	41,615
185	e*	Steiner Leisure Ltd	8,029
155		Unifirst Corp	5,806
389	e	Weight Watchers International, Inc	22,391

		TOTAL PERSONAL SERVICES	278,699

PETROLEUM AND COAL PRODUCTS - 6.83%
142	e	Alon USA Energy, Inc	4,797
3,762		Apache Corp	338,806
615		Ashland, Inc	37,029
1,050		Cabot Oil & Gas Corp	36,918
24,425		Chevron Corp	2,285,691
18,571		ConocoPhillips	1,629,977
69		Delek US Holdings, Inc	1,731
5,049		Devon Energy Corp	420,077
2,776		EOG Resources, Inc	200,788
64,007		Exxon Mobil Corp	5,924,488
1,200		Frontier Oil Corp	49,968
474	e*	Headwaters, Inc	7,053
3,143		Hess Corp	209,104
524		Holly Corp	31,351
7,784		Marathon Oil Corp	443,844
2,129		Murphy Oil Corp	148,796
1,511	*	Newfield Exploration Co	72,770
1,970		Noble Energy, Inc	137,979
2,250	e*	Nova Biosource Fuels, Inc	6,322
9,474		Occidental Petroleum Corp	607,094
1,419		Sunoco, Inc	100,437
1,494		Tesoro Corp	68,754
6,237		Valero Energy Corp	419,002
174	e	WD-40 Co	5,940
283	e	Western Refining, Inc	11,484

		TOTAL PETROLEUM AND COAL PRODUCTS	13,200,200

PIPELINES, EXCEPT NATURAL GAS - 0.09%
7,170		Spectra Energy Corp	175,522

		TOTAL PIPELINES, EXCEPT NATURAL GAS	175,522

PRIMARY METAL INDUSTRIES - 1.06%
1,366	*	AK Steel Holding Corp	60,036
9,871		Alcoa, Inc	386,154
1,122		Allegheny Technologies, Inc	123,364
500	e	Belden CDT, Inc	23,455
300	e*	Brush Engineered Materials, Inc	15,567
287	e	Carpenter Technology Corp	37,313
376	e*	Century Aluminum Co	19,796
514	e*	Coleman Cable, Inc	7,114
671	e*	CommScope, Inc	33,711
17,851		Corning, Inc	440,027
255		Encore Wire Corp	6,408
571	e*	General Cable Corp	38,326
250	e	Gibraltar Industries, Inc	4,625
128	e*	Haynes International, Inc	10,927

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

649	e	Hubbell, Inc (Class B)	$37,071
111	e*	LB Foster Co (Class A)	4,824
337		Matthews International Corp (Class A)	14,761
372		Mueller Industries, Inc	13,444
96	e*	Northwest Pipe Co	3,631
3,421		Nucor Corp	203,447
89	e	Olympic Steel, Inc	2,417
1,555		Precision Castparts Corp	230,109
450	e	Quanex Corp	21,141
240	*	RTI International Metals, Inc	19,022
281	e	Schnitzer Steel Industries, Inc (Class A)	20,594
1,060		Steel Dynamics, Inc	49,502
179	e*	Superior Essex, Inc	6,673
298	e	Texas Industries, Inc	23,393
748	e*	Titanium Metals Corp	25,103
314	e	Tredegar Corp	5,416
1,294		United States Steel Corp	137,086
72	e*	Universal Stainless & Alloy	2,865
200	*	Wheeling-Pittsburgh Corp	3,860
735	e	Worthington Industries, Inc	17,317

		TOTAL PRIMARY METAL INDUSTRIES	2,048,499

PRINTING AND PUBLISHING - 0.49%
594	e*	ACCO Brands Corp	13,329
600	e	American Greetings Corp (Class A)	15,840
946		Belo (A.H.) Corp (Class A)	16,423
300	e	Bowne & Co, Inc	4,998
100	*	Consolidated Graphics, Inc	6,279
73	e	Courier Corp	2,570
46	e	CSS Industries, Inc	1,655
653		Dow Jones & Co, Inc	38,984
721		Dun & Bradstreet Corp	71,098
269		Ennis, Inc	5,929
1,065	e	EW Scripps Co (Class A)	44,730
2,697		Gannett Co, Inc	117,859
165	e	GateHouse Media, Inc	2,104
700	e	Harte-Hanks, Inc	13,776
600	e	John Wiley & Sons, Inc (Class A)	26,958
474		Journal Communications, Inc (Class A)	4,494
478	e	Lee Enterprises, Inc	7,442
239	e*	Martha Stewart Living Omnimedia, Inc (Class A)	2,784
571	e	McClatchy Co (Class A)	11,409
3,861		McGraw-Hill Cos, Inc	196,563
232		Media General, Inc (Class A)	6,382
638		Meredith Corp	36,557
1,565	e	New York Times Co (Class A)	30,924
100	*	Playboy Enterprises, Inc (Class B)	1,074
485	e	Primedia, Inc	6,809
816	e*	R.H. Donnelley Corp	45,712
2,578		R.R. Donnelley & Sons Co	94,252
100	e	Schawk, Inc	2,257
376	*	Scholastic Corp	13,107
235	e	Standard Register Co	2,987
621	e*	Sun-Times Media Group, Inc (Class A)	1,410
912	e*	Tribune Co	24,916
554	e*	Valassis Communications, Inc	4,942

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

470	*	VistaPrint Ltd	$17,564
68		Washington Post Co (Class B)	54,590

		TOTAL PRINTING AND PUBLISHING	948,707

RAILROAD TRANSPORTATION - 0.60%
4,047		Burlington Northern Santa Fe Corp	328,495
4,954		CSX Corp	211,684
369	e*	Genesee & Wyoming, Inc (Class A)	10,642
850	e*	Kansas City Southern Industries, Inc	27,344
4,462		Norfolk Southern Corp	231,622
3,058		Union Pacific Corp	345,737

		TOTAL RAILROAD TRANSPORTATION	1,155,524

REAL ESTATE - 0.10%
2,075	e*	CB Richard Ellis Group, Inc (Class A)	57,768
59	e	Consolidated-Tomoka Land Co	3,965
760	e	Forest City Enterprises, Inc (Class A)	41,922
680	*	Grubb & Ellis Co	6,324
389	e	Jones Lang LaSalle, Inc	39,974
297	e*	LoopNet, Inc	6,100
803	e	St. Joe Co	26,989
1,142	e	Stewart Enterprises, Inc (Class A)	8,702
263		Thomas Properties Group, Inc	3,156

		TOTAL REAL ESTATE	194,900

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
78	e*	AEP Industries, Inc	3,303
700		Cooper Tire & Rubber Co	17,080
140	e*	Deckers Outdoor Corp	15,372
2,351	e*	Goodyear Tire & Rubber Co	71,494
158	e*	Metabolix, Inc	3,833
3,056		Newell Rubbermaid, Inc	88,074
4,043		Nike, Inc (Class B)	237,162
353		Schulman (A.), Inc	6,965
1,782		Sealed Air Corp	45,548
226	*	Skechers U.S.A., Inc (Class A)	4,995
267		Spartech Corp	4,555
410		Titan International, Inc	13,087
122	e*	Trex Co, Inc	1,357
661		Tupperware Corp	20,815
331	e	West Pharmaceutical Services, Inc	13,789

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	547,429

SECURITY AND COMMODITY BROKERS - 2.99%
850		A.G. Edwards, Inc	71,187
2,667		Ameriprise Financial, Inc	168,314
1,362	e	Bear Stearns Cos, Inc	167,267
716	e	BlackRock, Inc	124,162
200		Calamos Asset Management, Inc (Class A)	5,646
11,534		Charles Schwab Corp	249,134
621		CME Group, Inc	364,744
144	e	Cohen & Steers, Inc	5,332
178	e*	Cowen Group, Inc	2,460

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,641	*	E*Trade Financial Corp	$60,611
1,207		Eaton Vance Corp	48,232
95	e	Evercore Partners, Inc (Class A)	2,498
94	e*	FCStone Group, Inc	3,033
943		Federated Investors, Inc (Class B)	37,437
1,898		Franklin Resources, Inc	241,995
69	e	GAMCO Investors, Inc (Class A)	3,781
176	e*	GFI Group, Inc	15,157
4,642		Goldman Sachs Group, Inc	1,006,107
191	e	Greenhill & Co, Inc	11,661
441	e*	Interactive Brokers Group, Inc (Class A)	11,581
821	*	IntercontinentalExchange, Inc	124,710
416	e	International Securities Exchange, Inc	27,652
452	e*	Investment Technology Group, Inc	19,427
2,042	e	Janus Capital Group, Inc	57,748
1,289		Jefferies Group, Inc	35,873
300	e*	KBW, Inc	8,634
1,234	*	Knight Capital Group, Inc (Class A)	14,759
600	e*	LaBranche & Co, Inc	2,808
1,077	e*	Ladenburg Thalmann Financial Services, Inc	2,111
565	e	Lazard Ltd (Class A)	23,956
1,526	e	Legg Mason, Inc	128,627
6,047	e	Lehman Brothers Holdings, Inc	373,281
239	e*	MarketAxess Holdings, Inc	3,585
10,109		Merrill Lynch & Co, Inc	720,570
830	*	MF Global Ltd	24,070
11,971		Morgan Stanley	754,173
154	*	Morningstar, Inc	9,456
1,231	*	Nasdaq Stock Market, Inc	46,384
961	e	Nuveen Investments, Inc (Class A)	59,524
1,040	e	Nymex Holdings, Inc	135,387
3,001		NYSE Euronext	237,589
480	e	optionsXpress Holdings, Inc	12,547
300	e*	Penson Worldwide, Inc	5,544
190	e*	Piper Jaffray Cos	10,184
1,150		Raymond James Financial, Inc	37,777
209	e	Sanders Morris Harris Group, Inc	2,121
1,360		SEI Investments Co	37,101
163	*	Stifel Financial Corp	9,428
181		SWS Group, Inc	3,202
3,082		T Rowe Price Group, Inc	171,637
2,718	*	TD Ameritrade Holding Corp	49,522
200	e*	Thomas Weisel Partners Group, Inc	2,902
126	e	US Global Investors, Inc (Class A)	2,397
877		Waddell & Reed Financial, Inc (Class A)	23,705
235	e	WP Stewart & Co Ltd	2,331

		TOTAL SECURITY AND COMMODITY BROKERS	5,781,061

SOCIAL SERVICES - 0.02%
400	*	Bright Horizons Family Solutions, Inc	17,136
236	*	Capital Senior Living Corp	1,987
97	*	Providence Service Corp	2,848
319	*	Res-Care, Inc	7,286

		TOTAL SOCIAL SERVICES	29,257

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.07%
100	e	Alico, Inc	$4,334
337	e*	AsiaInfo Holdings, Inc	3,053
266		Chemed Corp	16,535
409		Comfort Systems USA, Inc	5,808
596	e*	Dycom Industries, Inc	18,255
744	*	EMCOR Group, Inc	23,332
400	e*	Insituform Technologies, Inc (Class A)	6,092
167	e*	Integrated Electrical Services, Inc	4,277
120	e*	Layne Christensen Co	6,658
1,882	e*	Quanta Services, Inc	49,779

		TOTAL SPECIAL TRADE CONTRACTORS	138,123

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
8,189		3M Co	766,327
311		Apogee Enterprises, Inc	8,067
280	e*	Cabot Microelectronics Corp	11,970
202	e	CARBO Ceramics, Inc	10,247
582	e	Eagle Materials, Inc	20,801
1,606	e	Gentex Corp	34,433
154		Libbey, Inc	2,698
1,334	e*	Owens Corning, Inc	33,417
1,691	*	Owens-Illinois, Inc	70,092
363	e*	US Concrete, Inc	2,392
920	e*	USG Corp	34,546

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	994,990

TEXTILE MILL PRODUCTS - 0.01%
660	*	Heelys, Inc	5,260
200		Oxford Industries, Inc	7,224
300		Xerium Technologies, Inc	1,620

		TOTAL TEXTILE MILL PRODUCTS	14,104

TOBACCO PRODUCTS - 1.04%
23,862		Altria Group, Inc	1,659,125
1,281		Loews Corp (Carolina Group)	105,337
1,964	e	Reynolds American, Inc	124,891
341	e	Universal Corp	16,692
1,882	e	UST, Inc	93,347
804	e	Vector Group Ltd	18,018

		TOTAL TOBACCO PRODUCTS	2,017,410

TRANSPORTATION BY AIR - 0.47%
608	e*	ABX Air, Inc	4,305
114	e*	Air Methods Corp	5,267
995	e*	Airtran Holdings, Inc	9,791
458	*	Alaska Air Group, Inc	10,575
2,844	e*	AMR Corp	63,393
211	e*	Atlas Air Worldwide Holdings, Inc	10,894
281	e*	Bristow Group, Inc	12,283
1,243	e*	Continental Airlines, Inc (Class B)	41,056
189	e	Copa Holdings S.A. (Class A)	7,569
2,610	*	Delta Air Lines, Inc	46,849

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

622	e*	ExpressJet Holdings, Inc	$1,922
3,504		FedEx Corp	367,044
1,884	e*	JetBlue Airways Corp	17,370
265	e*	Midwest Air Group, Inc	4,359
2,882	e*	Northwest Airlines Corp	51,300
149	e*	PHI, Inc	4,491
220	*	Pinnacle Airlines Corp	3,524
620	*	Republic Airways Holdings, Inc	13,125
692	e	Skywest, Inc	17,418
8,635		Southwest Airlines Co	127,798
1,265	e*	UAL Corp	58,860
1,044	*	US Airways Group, Inc	27,405

		TOTAL TRANSPORTATION BY AIR	906,598

TRANSPORTATION EQUIPMENT - 2.64%
223	e	A.O. Smith Corp	9,785
408	e*	AAR Corp	12,379
300	*	Accuride Corp	3,633
237	*	Aftermarket Technology Corp	7,522
449		American Axle & Manufacturing Holdings, Inc	11,337
90		American Railcar Industries, Inc	1,982
234	e*	Amerigon, Inc	4,051
200	e	Arctic Cat, Inc	3,272
738	e	ArvinMeritor, Inc	12,413
871		Autoliv, Inc	52,042
1,031	*	BE Aerospace, Inc	42,817
8,935		Boeing Co	938,086
975	e	Brunswick Corp	22,288
540	e	Clarcor, Inc	18,473
211	e*	Comtech Group, Inc	3,842
520	e	Federal Signal Corp	7,987
570	e*	Fleetwood Enterprises, Inc	4,873
744	e*	Force Protection, Inc	16,115
22,918	e*	Ford Motor Co	194,574
227	e	Freightcar America, Inc	8,671
575	e*	GenCorp, Inc	6,877
4,600		General Dynamics Corp	388,562
5,466	e	General Motors Corp	200,602
111	e*	GenTek, Inc	3,339
1,992		Genuine Parts Co	99,600
1,402		Goodrich Corp	95,658
110	e	Greenbrier Cos, Inc	2,938
300	e	Group 1 Automotive, Inc	10,071
2,927		Harley-Davidson, Inc	135,257
936		Harsco Corp	55,477
2,375	*	Hayes Lemmerz International, Inc	9,880
225	e	Heico Corp	11,106
2,078		ITT Industries, Inc	141,159
380		Kaman Corp	13,133
4,002		Lockheed Martin Corp	434,177
110	*	Miller Industries, Inc	1,883
220	e	Monaco Coach Corp	3,087
130	e	Noble International Ltd	2,768
3,926		Northrop Grumman Corp	306,228
706	*	Orbital Sciences Corp	15,701
791	e	Oshkosh Truck Corp	49,018

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,818		Paccar, Inc	$240,234
1,493	*	Pactiv Corp	42,789
433	e	Polaris Industries, Inc	18,887
5,026		Raytheon Co	320,759
89	e*	Sequa Corp (Class A)	14,754
355	e	Spartan Motors, Inc	5,975
800	*	Spirit Aerosystems Holdings, Inc (Class A)	31,152
177		Standard Motor Products, Inc	1,664
200	e	Superior Industries International, Inc	4,338
547	*	Tenneco, Inc	16,962
400		Thor Industries, Inc	17,996
108	e*	TransDigm Group, Inc	4,937
964	e	Trinity Industries, Inc	36,189
229	e	Triumph Group, Inc	18,712
456	*	TRW Automotive Holdings Corp	14,446
11,299		United Technologies Corp	909,344
1,603	e*	Visteon Corp	8,255
270	e	Wabash National Corp	3,048
492		Westinghouse Air Brake Technologies Corp	18,430
353	e	Winnebago Industries, Inc	8,430

		TOTAL TRANSPORTATION EQUIPMENT	5,099,964

TRANSPORTATION SERVICES - 0.18%
184		Ambassadors Group, Inc	7,010
100	e	Ambassadors International, Inc	2,453
1,891		CH Robinson Worldwide, Inc	102,662
121	e*	Dynamex, Inc	3,100
2,422		Expeditors International Washington, Inc	114,561
538	e	GATX Corp	22,999
500	*	HUB Group, Inc (Class A)	15,015
875	*	Lear Corp	28,087
400	e	Pacer International, Inc	7,620
344		Ship Finance International Ltd	9,037
1,085		UTI Worldwide, Inc	24,933

		TOTAL TRANSPORTATION SERVICES	337,477

TRUCKING AND WAREHOUSING - 0.38%
300	e	Arkansas Best Corp	9,798
250	*	Celadon Group, Inc	2,942
512		Con-way, Inc	23,552
289	e	Forward Air Corp	8,606
770		Heartland Express, Inc	10,996
1,085		J.B. Hunt Transport Services, Inc	28,535
662		Landstar System, Inc	27,784
160	e*	Marten Transport Ltd	2,466
472	e*	Old Dominion Freight Line	11,314
133	e*	Saia, Inc	2,198
7,645		United Parcel Service, Inc (Class B)	574,139
457	e	Werner Enterprises, Inc	7,838
831	e*	YRC Worldwide, Inc	22,703

		TOTAL TRUCKING AND WAREHOUSING	732,871

WATER TRANSPORTATION - 0.29%
464		Alexander & Baldwin, Inc	23,260

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

672	e*	American Commercial Lines, Inc	$15,947
148	e	Arlington Tankers Ltd	3,645
4,954		Carnival Corp	239,922
238	e	Double Hull Tankers, Inc	3,544
459	e	Eagle Bulk Shipping, Inc	11,815
523		Frontline Ltd	25,250
194	e	Genco Shipping & Trading Ltd	12,713
315	e	General Maritime Corp	8,792
383		Golar LNG Ltd	8,549
249	e*	Gulfmark Offshore, Inc	12,116
369		Horizon Lines, Inc (Class A)	11,266
253	e*	Hornbeck Offshore Services, Inc	9,285
584	*	Kirby Corp	25,778
185	e	Knightsbridge Tankers Ltd	4,976
295	e	Nordic American Tanker Shipping	11,576
438	e*	Odyssey Marine Exploration, Inc	2,711
390		Overseas Shipholding Group, Inc	29,964
1,457		Royal Caribbean Cruises Ltd	56,867
160	e*	TBS International Ltd (Class A)	6,600
424	e	Teekay Corp	24,935
166	e*	Ultrapetrol Bahamas Ltd	2,757

		TOTAL WATER TRANSPORTATION	552,268

WHOLESALE TRADE-DURABLE GOODS - 0.38%
400		Agilysys, Inc	6,760
450		Applied Industrial Technologies, Inc	13,873
1,424	*	Arrow Electronics, Inc	60,548
480	e	Barnes Group, Inc	15,322
474	*	Beacon Roofing Supply, Inc	4,844
300	e	BlueLinx Holdings, Inc	2,112
607		BorgWarner, Inc	55,559
296	e	Building Material Holding Corp	3,132
200		Castle (A.M.) & Co	6,520
244	e*	Conceptus, Inc	4,631
1,300	*	Cytyc Corp	61,945
400	*	Digi International, Inc	5,696
290	e*	Drew Industries, Inc	11,797
480	*	Genesis Microchip, Inc	3,763
186	e	Houston Wire & Cable Co	3,368
1,300		IKON Office Solutions, Inc	16,705
1,526	*	Ingram Micro, Inc (Class A)	29,925
718	*	Insight Enterprises, Inc	18,532
297	*	Interline Brands, Inc	6,828
164	*	Keystone Automotive Industries, Inc	7,833
600	e	Knight Transportation, Inc	10,326
45	e	Lawson Products, Inc	1,566
489	e*	LKQ Corp	17,022
467	e	Martin Marietta Materials, Inc	62,368
100	e*	MWI Veterinary Supply, Inc	3,775
419	e	Owens & Minor, Inc	15,960
1,696	*	Patterson Cos, Inc	65,483
614	e	PEP Boys-Manny Moe & Jack	8,614
567	e	Pool Corp	14,164
731	e*	PSS World Medical, Inc	13,984
689		Reliance Steel & Aluminum Co	38,956
300		Ryerson Tull, Inc	10,122

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

292	e*	Solera Holdings, Inc	$5,253
616	e*	Tech Data Corp	24,714
125	e*	TomoTherapy, Inc	2,904
296	e*	Tyler Technologies, Inc	3,952
846		W.W. Grainger, Inc	77,147
525	e*	WESCO International, Inc	22,543
95	e*	West Marine, Inc	1,097

		TOTAL WHOLESALE TRADE-DURABLE GOODS	739,643

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
860		Airgas, Inc	44,402
1,200	e*	Akorn, Inc	8,988
850	*	Alliance One International, Inc	5,559
605	e*	Allscripts Healthcare Solutions, Inc	16,353
140		Andersons, Inc	6,723
420	e*	Bare Escentuals, Inc	10,445
299	e*	Beijing Med-Pharm Corp	3,483
897	e	Brown-Forman Corp (Class B)	67,194
4,140		Cardinal Health, Inc	258,874
385	*	Central European Distribution Corp	18,445
108	e*	Core-Mark Holding Co, Inc	3,805
1,480		Dean Foods Co	37,858
1,636	*	Endo Pharmaceuticals Holdings, Inc	50,732
314	e*	Fresh Del Monte Produce, Inc	9,027
300	e*	Green Mountain Coffee Roasters, Inc	9,957
435	e*	Hain Celestial Group, Inc	13,977
1,081	*	Henry Schein, Inc	65,768
702		Herbalife Ltd	31,913
1,606	e	Idearc, Inc	50,541
100	e	Kenneth Cole Productions, Inc (Class A)	1,937
330	e	K-Swiss, Inc (Class A)	7,560
161	e*	LSB Industries, Inc	3,808
593		Men’s Wearhouse, Inc	29,958
286		Myers Industries, Inc	5,669
180	e	Nash Finch Co	7,169
559		Nu Skin Enterprises, Inc (Class A)	9,033
113	*	Nuco2, Inc	2,909
300	e*	Perry Ellis International, Inc	8,313
241	e*	School Specialty, Inc	8,346
348	e*	Source Interlink Cos, Inc	1,225
217		Spartan Stores, Inc	4,889
7,000		Sysco Corp	249,130
1,014	e*	Terra Industries, Inc	31,698
390	e*	Tractor Supply Co	17,975
433	e*	United Natural Foods, Inc	11,786
323	*	United Stationers, Inc	17,933
100	e	Valhi, Inc	2,375
143	e*	Volcom, Inc	6,080

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,141,837

		TOTAL COMMON STOCKS (Cost $154,574,920)	193,086,486

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES	COMPANY	VALUE

SHORT- TERM INVESTMENTS - 14.06%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.06%
27,170,291	State Street Navigator Securities Lending Prime Portfolio	$27,170,291

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,170,291)	27,170,291

	TOTAL PORTFOLIO - 113.99% (Cost $181,745,211)	220,256,777
	OTHER ASSETS & LIABILITIES, NET - (13.99)%	(27,031,683)

	NET ASSETS - 100.00%	$193,225,094

*	Non-income producing

**	percentage is less than 0.01%

e	All or a portion of these secutities are out on loan.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

At September 30, 2007, the unrealized appreciation on investments was $38,511,566, consisting of gross unrealized appreciation of $52,927,171 and gross unrealized depreciation of $14,415,605.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.07%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
256	*	Chiquita Brands International, Inc	$4,052

		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,052

AMUSEMENT AND RECREATION SERVICES - 0.93%
1,241	*	Activision, Inc	26,793
9,827		Walt Disney Co	337,951

		TOTAL AMUSEMENT AND RECREATION SERVICES	364,744

APPAREL AND ACCESSORY STORES - 0.63%
600		American Eagle Outfitters, Inc	15,786
89	*	AnnTaylor Stores Corp	2,819
100	*	Charming Shoppes, Inc	840
400	*	Chico’s FAS, Inc	5,620
400		Foot Locker, Inc	6,132
3,091		Gap, Inc	56,998
1,200	*	Kohl’s Corp	68,796
1,800		Limited Brands, Inc	41,202
800		Nordstrom, Inc	37,512
400		Ross Stores, Inc	10,256

		TOTAL APPAREL AND ACCESSORY STORES	245,961

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
300		Liz Claiborne, Inc	10,299
200		Phillips-Van Heusen Corp	10,496
100		Polo Ralph Lauren Corp	7,775
300		VF Corp	24,225

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	52,795

AUTO REPAIR, SERVICES AND PARKING - 0.04%
294	*	Hertz Global Holdings, Inc	6,680
68		Ryder System, Inc	3,332
162	*	Wright Express Corp	5,911

		TOTAL AUTO REPAIR, SERVICES AND PARKING	15,923

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
200	*	Autozone, Inc	23,228
456	*	Carmax, Inc	9,270

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	32,498

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.01%
8,128		Home Depot, Inc	263,672
4,800		Lowe’s Cos, Inc	134,496

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	398,168

BUSINESS SERVICES - 6.41%
140	*	3Com Corp	692
741		Accenture Ltd (Class A)	29,825
1,494	*	Adobe Systems, Inc	65,228
249	*	Alliance Data Systems Corp	19,283

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

337	*	Ariba, Inc	$3,633
1,116	*	Art Technology Group, Inc	3,370
600	*	Autodesk, Inc	29,982
3,583		Automatic Data Processing, Inc	164,567
733	*	BEA Systems, Inc	10,167
404	*	BPZ Energy, Inc	3,151
744	*	BearingPoint, Inc	3,013
100	*	Blue Coat Systems, Inc	7,876
370	*	Bottomline Technologies, Inc	4,636
2,141	*	CMGI, Inc	2,912
274	*	CNET Networks, Inc	2,041
100	*	CSG Systems International, Inc	2,125
200	*	Cerner Corp	11,962
100	*	Checkfree Corp	4,654
314	*	Chordiant Software, Inc	4,352
190	*	Ciber, Inc	1,484
1,121	*	Cogent Communications Group, Inc	26,164
460	*	Cogent, Inc	7,213
593	*	Compuware Corp	4,756
700	*	Convergys Corp	12,152
400	*	DST Systems, Inc	34,324
157	*	Digital River, Inc	7,026
647	*	Earthlink, Inc	5,124
900	*	Electronic Arts, Inc	50,391
100	*	Equinix, Inc	8,869
868	*	Expedia, Inc	27,672
169		Fair Isaac Corp	6,103
700	*	Fiserv, Inc	35,602
46	*	Getty Images, Inc	1,281
566	*	Google, Inc (Class A)	321,075
200		Jack Henry & Associates, Inc	5,172
850		IMS Health, Inc	26,044
336	*	Informatica Corp	5,275
2,350	*	Innovative Solutions & Support, Inc	44,580
400	*	Internap Network Services Corp	5,668
450	*	Interwoven, Inc	6,404
1,148	*	Intuit, Inc	34,784
369	*	Iron Mountain, Inc	11,247
200	*	Kinetic Concepts, Inc	11,256
300		Lamar Advertising Co (Class A)	14,691
626	*	Lawson Software, Inc	6,266
242	*	Lionbridge Technologies	966
205	*	Liquidity Services, Inc	2,253
498	*	Magma Design Automation, Inc	7,007
100		Manpower, Inc	6,435
249		Marchex, Inc (Class B)	2,368
349		Mastercard, Inc (Class A)	51,642
271	*	Mentor Graphics Corp	4,092
27,174		Microsoft Corp	800,546
448		MoneyGram International, Inc	10,120
544	*	Monster Worldwide, Inc	18,529
900	*	Novell, Inc	6,876
1,800		Omnicom Group, Inc	86,562
268	*	PDF Solutions, Inc	2,648
290	*	Parametric Technology Corp	5,052
72		Portfolio Recovery Associates, Inc	3,821
303	*	Quest Software, Inc	5,199
819	*	RealNetworks, Inc	5,553

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

600		Robert Half International, Inc	$17,916
200	*	Salesforce.com, Inc	10,264
500	*	Sapient Corp	3,355
196	*	Smith Micro Software, Inc	3,148
231	*	Sohu.com, Inc	8,711
363	*	SonicWALL, Inc	3,169
1,340	*	Sonus Networks, Inc	8,174
520	*	Spherion Corp	4,295
10,400	*	Sun Microsystems, Inc	58,344
173	*	Sybase, Inc	4,001
3,119	*	Symantec Corp	60,446
1,069	*	TIBCO Software, Inc	7,900
859	*	Tiens Biotech Group USA, Inc	2,878
700		Total System Services, Inc	19,446
165	*	Travelzoo, Inc	3,787
600	*	Unisys Corp	3,972
249		United Online, Inc	3,737
228	*	United Rentals, Inc	7,335
400	*	Valueclick, Inc	8,984
273	*	Vasco Data Security International	9,640
700	*	VeriSign, Inc	23,618
200	*	Visual Sciences, Inc	2,888
3,364	*	eBay, Inc	131,263

		TOTAL BUSINESS SERVICES	2,521,032

CHEMICALS AND ALLIED PRODUCTS - 9.82%
400	*	Abraxis BioScience, Inc	9,132
1,900		Air Products & Chemicals, Inc	185,744
100	*	Alexion Pharmaceuticals, Inc	6,515
100	*	Alkermes, Inc	1,840
847	*	American Oriental Bioengineering, Inc	9,444
3,911	*	Amgen, Inc	221,245
1,000		Avery Dennison Corp	57,020
1,300		Avon Products, Inc	48,789
525	*	Barr Pharmaceuticals, Inc	29,878
600	*	Bentley Pharmaceuticals, Inc	7,488
400	*	BioMarin Pharmaceuticals, Inc	9,960
192	*	BioMimetic Therapeutics, Inc	2,561
500	*	Biogen Idec, Inc	33,165
302	*	Bradley Pharmaceuticals, Inc	5,496
7,609		Bristol-Myers Squibb Co	219,291
325		Cabot Corp	11,547
420	*	Caraco Pharmaceutical Laboratories Ltd	6,405
100	*	Cephalon, Inc	7,306
339		Clorox Co	20,676
2,803		Colgate-Palmolive Co	199,910
175	*	Cypress Bioscience, Inc	2,396
200		Dade Behring Holdings, Inc	15,270
504	*	Dendreon Corp	3,876
3,076	*	Durect Corp	16,856
1,600		Ecolab, Inc	75,520
300	*	Encysive Pharmaceuticals, Inc	453
1,700	*	Forest Laboratories, Inc	63,393
2,111	*	Genentech, Inc	164,700
808	*	Genzyme Corp	50,064
300	*	Geron Corp	2,196
3,188	*	Gilead Sciences, Inc	130,294

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

536		H.B. Fuller Co	$15,908
500	*	Human Genome Sciences, Inc	5,145
261	*	Inverness Medical Innovations, Inc	14,439
100	*	Invitrogen Corp	8,173
617	*	Javelin Pharmaceuticals, Inc	3,097
1,196	*	King Pharmaceuticals, Inc	14,017
3,787		Eli Lilly & Co	215,594
300		Lubrizol Corp	19,518
200	*	MGI Pharma, Inc	5,556
200		Mannatech, Inc	1,620
200	*	Medarex, Inc	2,832
600		Medicis Pharmaceutical Corp (Class A)	18,306
8,394		Merck & Co, Inc	433,886
800	*	Millennium Pharmaceuticals, Inc	8,120
1,501	*	Mylan Laboratories, Inc	23,956
400	*	Nabi Biopharmaceuticals	1,624
118	*	Nastech Pharmaceutical Co, Inc	1,571
238	*	Neurocrine Biosciences, Inc	2,380
442	*	Noven Pharmaceuticals, Inc	7,041
200	*	OraSure Technologies, Inc	2,010
200	*	PDL BioPharma, Inc	4,322
875		PPG Industries, Inc	66,106
126	*	Pacific Ethanol, Inc	1,212
538	*	Pain Therapeutics, Inc	5,030
200	*	Par Pharmaceutical Cos, Inc	3,712
400	*	Penwest Pharmaceuticals Co	4,404
200	*	Pharmion Corp	9,228
200	*	Pozen, Inc	2,212
2,250		Praxair, Inc	188,460
731	*	Prestige Brands Holdings, Inc	8,026
10,656		Procter & Gamble Co	749,543
227	*	Progenics Pharmaceuticals, Inc	5,019
500		RPM International, Inc	11,975
1,335		Rohm & Haas Co	74,319
450	*	Salix Pharmaceuticals Ltd	5,589
5,380		Schering-Plough Corp	170,169
200	*	Sciele Pharma, Inc	5,204
200	*	Sepracor, Inc	5,500
1,000		Sigma-Aldrich Corp	48,740
186	*	Somaxon Pharmaceuticals, Inc	1,892
500	*	SuperGen, Inc	2,170
58	*	United Therapeutics Corp	3,859
303	*	VCA Antech, Inc	12,650
300		Valspar Corp	8,163
200	*	Vertex Pharmaceuticals, Inc	7,682
360	*	Warner Chilcott Ltd (Class A)	6,397
600	*	Watson Pharmaceuticals, Inc	19,440
529	*	Zymogenetics, Inc	6,903

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,861,149

COMMUNICATIONS - 5.40%
20,058		AT&T, Inc	848,654
1,251		Alltel Corp	87,170
800	*	American Tower Corp (Class A)	34,832
1,184	*	Cablevision Systems Corp (Class A)	41,369
2,354		Citadel Broadcasting Corp	9,793
100		Citizens Communications Co	1,432

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

283	*	Crown Castle International Corp	$11,498
733	*	Crown Media Holdings, Inc (Class A)	5,270
125	*	DG FastChannel,Inc	2,948
409		Embarq Corp	22,740
200		Entercom Communications Corp (Class A)	3,866
418	*	Entravision Communications Corp (Class A)	3,854
100	*	Fisher Communications, Inc	4,987
960		Gray Television, Inc	8,150
1,244	*	IAC/InterActiveCorp	36,909
1,135	*	Level 3 Communications, Inc	5,278
1,812	*	Liberty Global, Inc (Class A)	74,328
3,274	*	Liberty Media Holding Corp (Interactive A)	62,894
774	*	Liberty Media Corp - Capital (Series A)	96,618
717	*	Lin TV Corp (Class A)	9,328
487	*	Mediacom Communications Corp (Class A)	3,433
300	*	NII Holdings, Inc	24,645
120	*	NeuStar, Inc (Class A)	4,115
239	*	Nexstar Broadcasting Group, Inc (Class A)	2,507
420	*	Novatel Wireless, Inc	9,513
829	*	Radio One, Inc (Class D)	3,092
113	*	SAVVIS, Inc	4,382
133	*	SBA Communications Corp (Class A)	4,692
1,152	*	Spanish Broadcasting System, Inc (Class A)	2,972
8,184		Sprint Nextel Corp	155,496
902	*	Terremark Worldwide, Inc	6,467
2,000	*	Time Warner Cable, Inc (Class A)	65,600
279	*	TiVo, Inc	1,772
9,776		Verizon Communications, Inc	432,881
1,293		Windstream Corp	18,257
900	*	XM Satellite Radio Holdings, Inc (Class A)	12,753

		TOTAL COMMUNICATIONS	2,124,495

DEPOSITORY INSTITUTIONS - 8.93%
3,500		BB&T Corp	141,365
14,050		Bank of America Corp	706,294
3,600		Bank of New York Mellon Corp/The	158,904
800		Comerica, Inc	41,024
500		Commerce Bancorp, Inc	19,390
3,600		Fifth Third Bancorp	121,968
200		First Horizon National Corp	5,332
755	*	Fremont General Corp	2,945
463		IndyMac Bancorp, Inc	10,931
2,600		Keycorp	84,058
400		M&T Bank Corp	41,380
900		Marshall & Ilsley Corp	39,393
3,954		National City Corp	99,206
577		New York Community Bancorp, Inc	10,992
700		Northern Trust Corp	46,389
2,249		PNC Financial Services Group, Inc	153,157
520		Popular, Inc	6,386
5,260		Regions Financial Corp	155,065
1,030		Sovereign Bancorp, Inc	17,551
1,500		State Street Corp	102,240
2,300		SunTrust Banks, Inc	174,041
900		Synovus Financial Corp	25,245
8,800		US Bancorp	286,264
300		UnionBanCal Corp	17,523

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,761		Wachovia Corp	$389,214
4,890		Washington Mutual, Inc	172,666
13,300		Wells Fargo & Co	473,746
100		Zions Bancorporation	6,867

		TOTAL DEPOSITORY INSTITUTIONS	3,509,536

EATING AND DRINKING PLACES - 1.41%
900	*	AFC Enterprises	13,545
400		Applebees International, Inc	9,952
493		Darden Restaurants, Inc	20,637
7,066		McDonald’s Corp	384,885
3,234	*	Starbucks Corp	84,731
760		Tim Hortons, Inc	26,486
400		Wendy’s International, Inc	13,964

		TOTAL EATING AND DRINKING PLACES	554,200

ELECTRIC, GAS, AND SANITARY SERVICES - 4.96%
3,532	*	AES Corp	70,781
1,096		AGL Resources, Inc	43,424
921		Alliant Energy Corp	35,293
800		Aqua America, Inc	18,144
1,100		Atmos Energy Corp	31,152
2,028		Avista Corp	41,270
990		CMS Energy Corp	16,652
1,160		Centerpoint Energy, Inc	18,595
364		Central Vermont Public Service Corp	13,301
1,447		Cleco Corp	36,566
3,139		Consolidated Edison, Inc	145,336
600		Crosstex Energy, Inc	22,746
4,082		El Paso Corp	69,272
2,300		Empire District Electric Co	51,957
300		Energen Corp	17,136
1,736		Energy East Corp	46,959
200		EnergySouth, Inc	10,084
2,200		Hawaiian Electric Industries, Inc	47,762
2,000		Idacorp, Inc	65,480
500		MGE Energy, Inc	16,720
400		Markwest Hydrocarbon, Inc	23,252
400		Metal Management, Inc	21,680
900		NSTAR	31,329
1,500		National Fuel Gas Co	70,215
4,686		NiSource, Inc	89,690
592		Nicor, Inc	25,397
1,093		Northeast Utilities	31,227
2,800		OGE Energy Corp	92,680
800		Oneok, Inc	37,920
4,800		Pepco Holdings, Inc	129,984
1,000		Piedmont Natural Gas Co, Inc	25,090
4,159		Puget Energy, Inc	101,771
1,652		Questar Corp	86,780
200		Resource America, Inc (Class A)	3,158
1,414		Sempra Energy	82,182
2,000		Sierra Pacific Resources	31,460
500		South Jersey Industries, Inc	17,400
2,976		TECO Energy, Inc	48,896
400		UGI Corp	10,392

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		UIL Holdings Corp	$6,300
1,155		Unisource Energy Corp	34,523
287		WGL Holdings, Inc	9,726
511	*	Waste Services, Inc	4,962
3,378		Williams Cos, Inc	115,055

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,949,699

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.44%
1,662	*	Advanced Micro Devices, Inc	21,938
1,068		Ametek, Inc	46,159
2,542	*	Apple Computer, Inc	390,299
537	*	Arris Group, Inc	6,632
215	*	Atheros Communications, Inc	6,444
161		Baldor Electric Co	6,432
147	*	Benchmark Electronics, Inc	3,509
240	*	C-COR, Inc	2,758
17,800	*	Cisco Systems, Inc	589,358
2,976	*	Conexant Systems, Inc	3,571
308	*	Cree, Inc	9,579
100	*	Ditech Networks, Inc	527
178	*	Dolby Laboratories, Inc (Class A)	6,198
1,100	*	Finisar Corp	3,080
312	*	FuelCell Energy, Inc	2,789
184	*	GrafTech International Ltd	3,283
100		Harman International Industries, Inc	8,652
300	*	Harmonic, Inc	3,183
19,109		Intel Corp	494,159
100	*	InterDigital, Inc	2,078
600	*	InterVoice, Inc	5,634
1,907	*	LSI Logic Corp	14,150
512	*	Lattice Semiconductor Corp	2,299
77		Lincoln Electric Holdings, Inc	5,976
175	*	Loral Space & Communications, Inc	6,956
1,600	*	MRV Communications, Inc	3,968
181	*	Medis Technologies Ltd	2,353
1,950	*	Micron Technology, Inc	21,645
800		Molex, Inc	21,544
7,700		Motorola, Inc	142,681
236	*	Novellus Systems, Inc	6,433
951	*	ON Semiconductor Corp	11,945
293		Plantronics, Inc	8,365
149	*	Plexus Corp	4,083
357	*	Polycom, Inc	9,589
200	*	Power-One, Inc	1,020
621	*	Powerwave Technologies, Inc	3,825
441	*	QLogic Corp	5,931
6,100		Qualcomm, Inc	257,786
706	*	RF Micro Devices, Inc	4,751
200		RadioShack Corp	4,132
760	*	Silicon Storage Technology, Inc	2,447
4,971	*	Sirius Satellite Radio, Inc	17,349
105	*	Sunpower Corp (Class A)	8,696
400	*	Sycamore Networks, Inc	1,628
568	*	Symmetricom, Inc	2,670
184	*	TTM Technologies, Inc	2,129
312	*	Tekelec	3,775
200		Teleflex, Inc	15,584

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,300	*	Tellabs, Inc	$12,376
135	*	Tessera Technologies, Inc	5,063
5,674		Texas Instruments, Inc	207,612
338	*	Thomas & Betts Corp	19,820
944	*	Triquint Semiconductor, Inc	4,635
1,159		Tyco Electronics Ltd	41,063
100		Whirlpool Corp	8,910
800		Xilinx, Inc	20,912
111	*	Zoran Corp	2,242

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,532,605

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
200	*	Amylin Pharmaceuticals, Inc	10,000
200	*	Applera Corp (Celera Genomics Group)	2,812
200	*	Ariad Pharmaceuticals, Inc	926
100	*	CV Therapeutics, Inc	898
880	*	Celgene Corp	62,753
42		Corporate Executive Board Co	3,118
716	*	Harris Interactive, Inc	3,086
767	*	Incyte Corp	5,484
435	*	Isis Pharmaceuticals, Inc	6,512
1,234		Moody’s Corp	62,194
139	*	Navigant Consulting, Inc	1,760
1,352		Paychex, Inc	55,432
865		Quest Diagnostics, Inc	49,971
211	*	Regeneron Pharmaceuticals, Inc	3,756
2,562	*	Rentech, Inc	5,534
100	*	Symyx Technologies, Inc	869
318	*	Tetra Tech, Inc	6,716

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	281,821

FABRICATED METAL PRODUCTS - 0.83%
720		Commercial Metals Co	22,788
258		Dynamic Materials Corp	12,356
100		Gulf Island Fabrication, Inc	3,839
3,402		Illinois Tool Works, Inc	202,895
772	*	Park-Ohio Holdings Corp	20,033
200		Pentair, Inc	6,636
300		Silgan Holdings, Inc	16,125
147		Snap-On, Inc	7,282
600		Stanley Works	33,678

		TOTAL FABRICATED METAL PRODUCTS	325,632

FOOD AND KINDRED PRODUCTS - 3.44%
1,603		Campbell Soup Co	59,311
2,700		General Mills, Inc	156,627
1,908		H.J. Heinz Co	88,150
124	*	Hansen Natural Corp	7,028
964		Hershey Co	44,739
2,664		Kellogg Co	149,184
5,853		Kraft Foods, Inc (Class A)	201,987
500		Pepsi Bottling Group, Inc	18,585
7,021		PepsiCo, Inc	514,358
2,399		Sara Lee Corp	40,039

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,125		Wrigley (Wm.) Jr Co	$72,259

		TOTAL FOOD AND KINDRED PRODUCTS	1,352,267

FOOD STORES - 0.25%
400	*	Pathmark Stores, Inc	5,100
1,808		Safeway, Inc	59,863
604		Supervalu, Inc	23,562
200		Whole Foods Market, Inc	9,792

		TOTAL FOOD STORES	98,317

FORESTRY - 0.18%
953		Weyerhaeuser Co	68,902

		TOTAL FORESTRY	68,902

FURNITURE AND FIXTURES - 0.55%
200		Hillenbrand Industries, Inc	11,004
1,200		Johnson Controls, Inc	141,732
700		Leggett & Platt, Inc	13,412
2,240		Masco Corp	51,901

		TOTAL FURNITURE AND FIXTURES	218,049

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
865	*	Bed Bath & Beyond, Inc	29,514
500		Circuit City Stores, Inc	3,955
100	*	Mohawk Industries, Inc	8,130
100		Williams-Sonoma, Inc	3,262

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	44,861

GENERAL BUILDING CONTRACTORS - 0.19%
400		Centex Corp	10,628
1,241		DR Horton, Inc	15,897
180	*	Hovnanian Enterprises, Inc (Class A)	1,996
400		Lennar Corp (Class A)	9,060
169		M/I Homes, Inc	2,347
7	*	NVR, Inc	3,292
1,100		Pulte Homes, Inc	14,971
200		Ryland Group, Inc	4,286
300		Standard-Pacific Corp	1,647
400	*	Toll Brothers, Inc	7,996
148	*	WCI Communities, Inc	887

		TOTAL GENERAL BUILDING CONTRACTORS	73,007

GENERAL MERCHANDISE STORES - 1.25%
2,300		Costco Wholesale Corp	141,151
700		Family Dollar Stores, Inc	18,592
900		JC Penney Co, Inc	57,033
2,000		TJX Cos, Inc	58,140
3,420		Target Corp	217,409

		TOTAL GENERAL MERCHANDISE STORES	492,325

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH SERVICES - 1.21%
1,095	*	Alliance Imaging, Inc	$9,921
186	*	Amsurg Corp	4,291
190		Brookdale Senior Living, Inc	7,564
497	*	Community Health Systems, Inc	15,626
112	*	Corvel Corp	2,589
247	*	DaVita, Inc	15,605
100	*	Edwards Lifesciences Corp	4,931
1,000	*	Express Scripts, Inc	55,820
700		Health Management Associates, Inc (Class A)	4,858
161	*	Healthways, Inc	8,689
651	*	Hythiam, Inc	4,843
600	*	Laboratory Corp of America Holdings	46,938
337	*	LifePoint Hospitals, Inc	10,113
153	*	Lincare Holdings, Inc	5,607
251	*	Medcath Corp	6,892
300	*	Nektar Therapeutics	2,649
300		Omnicare, Inc	9,939
185	*	Pediatrix Medical Group, Inc	12,103
334	*	Psychiatric Solutions, Inc	13,120
475	*	RehabCare Group, Inc	8,355
301	*	Sierra Health Services, Inc	12,699
2,712	*	WellPoint, Inc	214,031

		TOTAL HEALTH SERVICES	477,183

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
159	*	Matrix Service Co	3,331

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,331

HOLDING AND OTHER INVESTMENT OFFICES - 2.21%
300		AMB Property Corp	17,943
442		Alesco Financial, Inc	2,175
1,640		Allied Capital Corp	48,200
800		Anworth Mortgage Asset Corp	4,312
492		Arbor Realty Trust, Inc	9,294
1,117	*	Archstone-Smith Trust	67,176
180		AvalonBay Communities, Inc	21,251
370		Boston Properties, Inc	38,443
27		Capital Southwest Corp	3,315
500		Developers Diversified Realty Corp	27,935
954		Duke Realty Corp	32,255
1,718		Equity Residential	72,774
706		General Growth Properties, Inc	37,856
300		HCP, Inc	9,951
331	*	HFF, Inc (Class A)	3,929
700		HRPT Properties Trust	6,923
1,600		Host Marriott Corp	35,904
260		JER Investors Trust, Inc	3,237
1,200		Kimco Realty Corp	54,252
300		Liberty Property Trust	12,063
2,000		Luminent Mortgage Capital, Inc	3,340
183		MVC Capital, Inc	3,391
557	*	NexCen Brands, Inc	3,743
334		NorthStar Realty Finance Corp	3,317
1,000		Prologis	66,350
266		Prospect Capital Corp	4,527

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

400		Public Storage, Inc	$31,460
213		RAIT Investment Trust	1,753
1,000		Simon Property Group, Inc	100,000
288	*	Tarragon Corp	755
645		Virgin Media, Inc	15,654
600		Vornado Realty Trust	65,610
300		WABCO Holdings, Inc	14,025
489		Weingarten Realty Investors	20,274
800		iStar Financial, Inc	27,192

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	870,579

HOTELS AND OTHER LODGING PLACES - 0.50%
246	*	Bluegreen Corp	1,907
600		Choice Hotels International, Inc	22,602
500	*	Gaylord Entertainment Co	26,610
1,201	*	Great Wolf Resorts, Inc	14,844
1,263		Hilton Hotels Corp	58,717
1,200	*	Lodgian, Inc	14,160
200		Marcus Corp	3,840
1,240		Marriott International, Inc (Class A)	53,903

		TOTAL HOTELS AND OTHER LODGING PLACES	196,583

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.79%
300	*	AGCO Corp	15,231
88	*	Allis-Chalmers Energy, Inc	1,667
900		American Standard Cos, Inc	32,058
5,600		Applied Materials, Inc	115,920
699	*	Axcelis Technologies, Inc	3,572
400		Black & Decker Corp	33,320
200		Briggs & Stratton Corp	5,036
100		CDW Corp	8,720
668		Cummins, Inc	85,431
1,500		Deere & Co	222,630
6,890	*	Dell, Inc	190,164
6,841	*	EMC Corp	142,293
138	*	Emulex Corp	2,645
241	*	Entegris, Inc	2,092
600	*	FMC Technologies, Inc	34,596
82	*	Flotek Industries, Inc	3,620
283		Graco, Inc	11,068
870	*	Grant Prideco, Inc	47,432
8,619		Hewlett-Packard Co	429,140
5,600		International Business Machines Corp	659,680
124	*	Intevac, Inc	1,885
274	*	Lam Research Corp	14,593
300	*	Lexmark International, Inc (Class A)	12,459
516		Manitowoc Co, Inc	22,848
292		Modine Manufacturing Co	7,773
400		Nordson Corp	20,084
300		Pall Corp	11,670
71	*	Rackable Systems, Inc	921
200		SPX Corp	18,512
508	*	Semitool, Inc	4,928
210	*	Sigma Designs, Inc	10,130
3,788	*	Solectron Corp	14,773
1,000		Tennant Co	48,700

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

214	*	Terex Corp	$19,050
83	*	TurboChef Technologies, Inc	1,096
170	*	Ultratech, Inc	2,356
400	*	Varian Medical Systems, Inc	16,756

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,274,849

INSTRUMENTS AND RELATED PRODUCTS - 5.97%
177	*	Advanced Medical Optics, Inc	5,414
100	*	Affymetrix, Inc	2,537
400		Bard (C.R.), Inc	35,276
3,100		Baxter International, Inc	174,468
200		Beckman Coulter, Inc	14,752
1,300		Becton Dickinson & Co	106,665
4,335	*	Boston Scientific Corp	60,473
200	*	Bruker BioSciences Corp	1,760
365	*	Cepheid, Inc	8,322
1,259		Covidien Ltd	52,249
1,075	*	Credence Systems Corp	3,322
600		Dentsply International, Inc	24,984
6,356		Emerson Electric Co	338,266
104	*	Formfactor, Inc	4,614
77	*	Hologic, Inc	4,697
564	*	ION Geophysical Corp	7,800
90	*	Intuitive Surgical, Inc	20,700
361	*	Ixia	3,148
10,936		Johnson & Johnson	718,495
500		Kla-Tencor Corp	27,890
598	*	LTX Corp	2,135
71	*	MKS Instruments, Inc	1,350
4,666		Medtronic, Inc	263,209
200	*	Millipore Corp	15,160
200		Movado Group, Inc	6,384
1,200		Pitney Bowes, Inc	54,504
178		Roper Industries, Inc	11,659
1,400	*	St. Jude Medical, Inc	61,698
1,400		Stryker Corp	96,264
300		Tektronix, Inc	8,322
1,212	*	Thermo Electron Corp	69,957
300	*	Waters Corp	20,076
2,673	*	Xerox Corp	46,350
900	*	Zimmer Holdings, Inc	72,891

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,345,791

INSURANCE AGENTS, BROKERS AND SERVICE - 0.47%
500		Brown & Brown, Inc	13,150
1,576	*	Crawford & Co (Class B)	10,023
1,749		Hartford Financial Services Group, Inc	161,870

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	185,043

INSURANCE CARRIERS - 3.96%
320	*	AMERIGROUP Corp	11,034
2,194		Aetna, Inc	119,068
3,100		Aflac, Inc	176,824
700		Ambac Financial Group, Inc	44,037
600		American Financial Group, Inc	17,112

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

613		Assurant, Inc	$32,796
105		Axis Capital Holdings Ltd	4,086
700		W.R. Berkley Corp	20,741
263	*	Centene Corp	5,657
3,300		Chubb Corp	177,012
2,061		Cincinnati Financial Corp	89,262
332		Endurance Specialty Holdings Ltd	13,795
100		Erie Indemnity Co (Class A)	6,113
1,030		Genworth Financial, Inc (Class A)	31,652
400		HCC Insurance Holdings, Inc	11,456
150		Hanover Insurance Group, Inc	6,629
183	*	HealthExtras, Inc	5,093
2,018		Lincoln National Corp	133,127
700		MBIA, Inc	42,735
300		MGIC Investment Corp	9,693
200		Mercury General Corp	10,786
177	*	Molina Healthcare, Inc	6,420
300		Nationwide Financial Services, Inc (Class A)	16,146
200		PMI Group, Inc	6,540
468		Phoenix Cos, Inc	6,603
1,800		Principal Financial Group	113,562
3,600		Progressive Corp	69,876
300		Protective Life Corp	12,732
100		Radian Group, Inc	2,328
1,000		Safeco Corp	61,220
3,716		Travelers Cos, Inc/The	187,063
655		UnumProvident Corp	16,028
234	*	WellCare Health Plans, Inc	24,671
803		XL Capital Ltd (Class A)	63,598

		TOTAL INSURANCE CARRIERS	1,555,495

LEATHER AND LEATHER PRODUCTS - 0.14%
1,184	*	Coach, Inc	55,968

		TOTAL LEATHER AND LEATHER PRODUCTS	55,968

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	4,392

		TOTAL LUMBER AND WOOD PRODUCTS	4,392

METAL MINING - 0.11%
455	*	Apex Silver Mines Ltd	8,850
1,000		Royal Gold, Inc	32,750
572	*	US Gold Corp	3,586

		TOTAL METAL MINING	45,186

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
200		Callaway Golf Co	3,202
2,362		Mattel, Inc	55,413
1,259		Tyco International Ltd	55,824

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	114,439

MISCELLANEOUS RETAIL - 1.02%
986	*	Amazon.com, Inc	91,846

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,050		Best Buy Co, Inc	$48,321
188	*	GSI Commerce, Inc	5,001
700	*	Office Depot, Inc	14,434
200		Petsmart, Inc	6,380
2,460		Staples, Inc	52,865
300		Tiffany & Co	15,705
3,100		Walgreen Co	146,444
446		World Fuel Services Corp	18,201
16	*	Priceline.com, Inc	1,420

		TOTAL MISCELLANEOUS RETAIL	400,617

MOTION PICTURES - 1.24%
97	*	Avid Technology, Inc	2,627
1,119	*	Discovery Holding Co (Class A)	32,283
200		Regal Entertainment Group (Class A)	4,390
17,264		Time Warner, Inc	316,967
3,307	*	Viacom, Inc (Class B)	128,874

		TOTAL MOTION PICTURES	485,141

NONDEPOSITORY INSTITUTIONS - 1.99%
756	*	AmeriCredit Corp	13,290
1,099		American Capital Strategies Ltd	46,960
5,653		American Express Co	335,619
173		Asta Funding, Inc	6,629
1,488		Capital One Financial Corp	98,848
500		CapitalSource, Inc	10,120
114	*	Credit Acceptance Corp	2,633
779		Federal Agricultural Mortgage Corp (Class C)	22,871
206		First Marblehead Corp	7,814
3,700		Freddie Mac	218,337
900		MCG Capital Corp	12,951
202		Nelnet, Inc (Class A)	3,684
105	*	World Acceptance Corp	3,473

		TOTAL NONDEPOSITORY INSTITUTIONS	783,229

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
900		AMCOL International Corp	29,781
200		Florida Rock Industries, Inc	12,498
700		Vulcan Materials Co	62,405

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	104,684

OIL AND GAS EXTRACTION - 4.29%
122	*	ATP Oil & Gas Corp	5,738
252		Atlas America, Inc	13,011
400		Berry Petroleum Co (Class A)	15,836
395	*	Bronco Drilling Co, Inc	5,846
1,029	*	Callon Petroleum Co	14,324
400	*	Cameron International Corp	36,916
400	*	Cheniere Energy, Inc	15,668
2,791		Chesapeake Energy Corp	98,411
615		Cimarex Energy Co	22,909
225	*	Complete Production Services, Inc	4,608
325	*	Contango Oil & Gas Co	11,765
112	*	Dawson Geophysical Co	8,681

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300	*	Delta Petroleum Corp	$5,385
1,200	*	Denbury Resources, Inc	53,628
980		ENSCO International, Inc	54,978
124	*	EXCO Resources, Inc	2,051
400	*	Edge Petroleum Corp	5,136
300	*	Encore Acquisition Co	9,495
1,900		Equitable Resources, Inc	98,553
399	*	Forest Oil Corp	17,173
92	*	GMX Resources, Inc	2,960
591	*	Geomet, Inc	3,008
249	*	Geokinetics, Inc	5,814
900	*	Global Industries Ltd	23,184
1,200		GlobalSantaFe Corp	91,224
369	*	Goodrich Petroleum Corp	11,697
1,800	*	Grey Wolf, Inc	11,790
530	*	Helix Energy Solutions Group, Inc	22,504
808		Helmerich & Payne, Inc	26,527
410		Kayne Anderson Energy Development Co	10,447
683	*	McMoRan Exploration Co	9,186
2,560	*	Meridian Resource Corp	6,349
880	*	Nabors Industries Ltd	27,078
733	*	National Oilwell Varco, Inc	105,919
764		Noble Corp	37,474
753	*	Parker Drilling Co	6,114
1,754	*	PetroHawk Energy Corp	28,801
200	*	Petroleum Development Corp	8,870
415	*	Petroquest Energy, Inc	4,453
697	*	Pioneer Drilling Co	8,489
1,009		Pioneer Natural Resources Co	45,385
529	*	Plains Exploration & Production Co	23,392
500		Pogo Producing Co	26,555
1,100	*	Pride International, Inc	40,205
400	*	Quicksilver Resources, Inc	18,820
600		Range Resources Corp	24,396
359		Rowan Cos, Inc	13,132
988		Smith International, Inc	70,543
389	*	Southwestern Energy Co	16,280
500		St. Mary Land & Exploration Co	17,835
100	*	Stone Energy Corp	4,001
1,062	*	Sulphco, Inc	9,346
400	*	Swift Energy Co	16,368
424	*	TXCO Resources, Inc	3,799
500		Tidewater, Inc	31,420
426	*	Toreador Resources Corp	5,040
1,345	*	Transocean, Inc	152,052
300	*	Unit Corp	14,520
374	*	Venoco, Inc	6,414
500		W&T Offshore, Inc	12,190
300	*	Whiting Petroleum Corp	13,335
2,737		XTO Energy, Inc	169,256

		TOTAL OIL AND GAS EXTRACTION	1,686,284

PAPER AND ALLIED PRODUCTS - 0.77%
400		Bemis Co	11,644
400		Bowater, Inc	5,968
245	*	Domtar Corporation	2,009
1,496		International Paper Co	53,662

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,700		Kimberly-Clark Corp	$119,442
1,800		MeadWestvaco Corp	53,154
300		Packaging Corp of America	8,721
700		Sonoco Products Co	21,126
500		Temple-Inland, Inc	26,315

		TOTAL PAPER AND ALLIED PRODUCTS	302,041

PETROLEUM AND COAL PRODUCTS - 3.38%
162		Alon USA Energy, Inc	5,472
2,702		Apache Corp	243,342
100		Ashland, Inc	6,021
1,000		Cabot Oil & Gas Corp	35,160
2,934		Devon Energy Corp	244,109
1,476		EOG Resources, Inc	106,759
1,024		Frontier Oil Corp	42,639
148	*	Headwaters, Inc	2,202
1,459		Hess Corp	97,067
453		Holly Corp	27,103
1,567		Murphy Oil Corp	109,518
600	*	Newfield Exploration Co	28,896
1,554		Noble Energy, Inc	108,842
900		Sunoco, Inc	63,702
2,800		Valero Energy Corp	188,104
523		Western Refining, Inc	21,223

		TOTAL PETROLEUM AND COAL PRODUCTS	1,330,159

PIPELINES, EXCEPT NATURAL GAS - 0.25%
4,071		Spectra Energy Corp	99,658

		TOTAL PIPELINES, EXCEPT NATURAL GAS	99,658

PRIMARY METAL INDUSTRIES - 1.62%
2,474		Alcoa, Inc	96,783
190		Allegheny Technologies, Inc	20,891
213	*	Brush Engineered Materials, Inc	11,053
489	*	Century Aluminum Co	25,746
177	*	CommScope, Inc	8,892
4,927		Corning, Inc	121,451
400	*	LB Foster Co (Class A)	17,384
350		Gibraltar Industries, Inc	6,475
300		Hubbell, Inc (Class B)	17,136
397		Mueller Industries, Inc	14,348
1,886		Nucor Corp	112,160
139		Olympic Steel, Inc	3,775
150		Quanex Corp	7,047
638		Steel Dynamics, Inc	29,795
500		Tredegar Corp	8,625
828		United States Steel Corp	87,718
400	*	Wheeling-Pittsburgh Corp	7,720
1,705		Worthington Industries, Inc	40,170

		TOTAL PRIMARY METAL INDUSTRIES	637,169

PRINTING AND PUBLISHING - 0.80%
200		Dow Jones & Co, Inc	11,940
200		Dun & Bradstreet Corp	19,722

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,186		McGraw-Hill Cos, Inc	$111,289
1,322		New York Times Co (Class A)	26,123
72	*	R.H. Donnelley Corp	4,033
700		EW Scripps Co (Class A)	29,400
1,159	*	Tribune Co	31,664
100		Washington Post Co (Class B)	80,280

		TOTAL PRINTING AND PUBLISHING	314,451

RAILROAD TRANSPORTATION - 0.71%
2,494		CSX Corp	106,569
500	*	Kansas City Southern Industries, Inc	16,085
2,985		Norfolk Southern Corp	154,951

		TOTAL RAILROAD TRANSPORTATION	277,605

REAL ESTATE - 0.04%
480	*	CB Richard Ellis Group, Inc (Class A)	13,363
100		Stewart Enterprises, Inc (Class A)	762

		TOTAL REAL ESTATE	14,125

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
2,400		Nike, Inc (Class B)	140,784
340		Sealed Air Corp	8,690

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	149,474

SECURITY AND COMMODITY BROKERS - 3.32%
300		A.G. Edwards, Inc	25,125
692		Ameriprise Financial, Inc	43,672
100		BlackRock, Inc	17,341
137		CME Group, Inc	80,467
4,100		Charles Schwab Corp	88,560
1,237	*	E*Trade Financial Corp	16,155
200		Eaton Vance Corp	7,992
300		Federated Investors, Inc (Class B)	11,910
1,300		Franklin Resources, Inc	165,750
1,610		Goldman Sachs Group, Inc	348,951
205	*	IntercontinentalExchange, Inc	31,140
500		Janus Capital Group, Inc	14,140
2,034	*	Ladenburg Thalmann Financial Services, Inc	3,987
300		Legg Mason, Inc	25,287
4,036		Merrill Lynch & Co, Inc	287,686
496		NYSE Euronext	39,268
188	*	Nasdaq Stock Market, Inc	7,084
30		Nymex Holdings, Inc	3,905
600		SEI Investments Co	16,368
1,200		T Rowe Price Group, Inc	66,828
106		US Global Investors, Inc (Class A)	2,016

		TOTAL SECURITY AND COMMODITY BROKERS	1,303,632

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	5,793

		TOTAL SOCIAL SERVICES	5,793

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.05%
75		Chemed Corp	$4,662
518	*	Quanta Services, Inc	13,701

		TOTAL SPECIAL TRADE CONTRACTORS	18,363

STONE, CLAY, AND GLASS PRODUCTS - 0.98%
3,766		3M Co	352,422
100		Apogee Enterprises, Inc	2,594
150		CARBO Ceramics, Inc	7,610
51	*	Cabot Microelectronics Corp	2,180
54		Eagle Materials, Inc	1,930
400		Gentex Corp	8,576
241	*	Owens Corning, Inc	6,037
90	*	Owens-Illinois, Inc	3,730

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	385,079

TEXTILE MILL PRODUCTS - 0.02%
200		Oxford Industries, Inc	7,224

		TOTAL TEXTILE MILL PRODUCTS	7,224

TRANSPORTATION BY AIR - 0.60%
781	*	AMR Corp	17,408
101	*	Air Methods Corp	4,666
200	*	Airtran Holdings, Inc	1,968
185	*	Alaska Air Group, Inc	4,272
700	*	Continental Airlines, Inc (Class B)	23,121
1,034	*	ExpressJet Holdings, Inc	3,195
1,038		FedEx Corp	108,730
225	*	JetBlue Airways Corp	2,075
267		Skywest, Inc	6,720
3,389		Southwest Airlines Co	50,157
310	*	UAL Corp	14,424

		TOTAL TRANSPORTATION BY AIR	236,736

TRANSPORTATION EQUIPMENT - 1.18%
200		American Axle & Manufacturing Holdings, Inc	5,050
400		ArvinMeritor, Inc	6,728
800		Autoliv, Inc	47,800
1,580	*	BE Aerospace, Inc	65,617
1,400		Genuine Parts Co	70,000
1,329		Harley-Davidson, Inc	61,413
460		Harsco Corp	27,264
791	*	Hayes Lemmerz International, Inc	3,291
907		Paccar, Inc	77,322
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	52,686
200		Superior Industries International, Inc	4,338
800	*	Tenneco, Inc	24,808
1,400	*	Visteon Corp	7,210
300		Westinghouse Air Brake Technologies Corp	11,238

		TOTAL TRANSPORTATION EQUIPMENT	464,765

TRANSPORTATION SERVICES - 0.02%
139		Expeditors International Washington, Inc	6,575

		TOTAL TRANSPORTATION SERVICES	6,575

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.64%
3,344		United Parcel Service, Inc (Class B)	$251,134

		TOTAL TRUCKING AND WAREHOUSING	251,134

WATER TRANSPORTATION - 0.08%
400	*	Gulfmark Offshore, Inc	19,464
300	*	Hornbeck Offshore Services, Inc	11,010

		TOTAL WATER TRANSPORTATION	30,474

WHOLESALE TRADE-DURABLE GOODS - 0.58%
800		Barnes Group, Inc	25,536
100		BorgWarner, Inc	9,153
400		Castle (A.M.) & Co	13,040
100	*	Cytyc Corp	4,765
200		IKON Office Solutions, Inc	2,570
104	*	MWI Veterinary Supply, Inc	3,926
58		Martin Marietta Materials, Inc	7,746
400	*	Patterson Cos, Inc	15,444
900		Reliance Steel & Aluminum Co	50,886
1,005		Ryerson Tull, Inc	33,909
600		W.W. Grainger, Inc	54,714
109	*	WESCO International, Inc	4,680

		TOTAL WHOLESALE TRADE-DURABLE GOODS	226,369

WHOLESALE TRADE-NONDURABLE GOODS - 0.44%
623	*	Akorn, Inc	4,666
600	*	Allscripts Healthcare Solutions, Inc	16,218
434	*	Beijing Med-Pharm Corp	5,056
500	*	Endo Pharmaceuticals Holdings, Inc	15,505
523		Idearc, Inc	16,459
3,276		Sysco Corp	116,593

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	174,497

		TOTAL COMMON STOCKS (Cost $33,493,028)	38,946,155

PRINCIPAL	ISSUER

SHORT TERM INVESTMENTS - 0.84%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.84%
$330,000		Federal Home Loan Bank (FHLB) 10/01/07	329,890

		TOTAL SHORT TERM INVESTMENTS (Cost $330,000)	329,890

		TOTAL PORTFOLIO - 99.91% (Cost $33,823,028)	39,276,045
		OTHER ASSETS & LIABILITIES, NET - 0.09%	35,728

		NET ASSETS - 100.00%	$39,311,773

*	Non-income producing

At September 30, 2007, the unrealized appreciation on investments was $5,453,017, consisting of gross unrealized appreciation of $9,947,289 and gross unrealized depreciation of $4,494,272.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.11%
AMUSEMENT AND RECREATION SERVICES - 0.92%
300,000	*	Galaxy Entertainment Group Ltd	$332,268
8,000	*	Penn National Gaming, Inc	472,160

		TOTAL AMUSEMENT AND RECREATION SERVICES	804,428

GENERAL MERCHANDISE STORES - 0.50%
13,500		Macy’s, Inc	436,320

		TOTAL GENERAL MERCHANDISE STORES	436,320

HOLDING AND OTHER INVESTMENT OFFICES - 86.50%
31,700		AMB Property Corp	1,895,977
28,500	e	Acadia Realty Trust	773,205
17,200	e	Associated Estates Realty Corp	224,288
35,300		AvalonBay Communities, Inc	4,167,518
5,000		BioMed Realty Trust, Inc	120,500
47,500		Boston Properties, Inc	4,935,250
35,000	e	Camden Property Trust	2,248,750
70,700	e	Corporate Office Properties Trust	2,943,241
14,800	e	DiamondRock Hospitality Co	257,668
8,900	e	Digital Realty Trust, Inc	350,571
54,500	e	EastGroup Properties, Inc	2,466,670
80,700		Equity Residential	3,418,452
17,526	e	Essex Property Trust, Inc	2,060,532
42,387		Federal Realty Investment Trust	3,755,488
20,000	g,m,v*	GSC Capital Corp	38,800
26,600		General Growth Properties, Inc	1,426,292
9,795		Gramercy Capital Corp	246,540
52,100	e	HCP, Inc	1,728,157
126,200	e	Host Marriott Corp	2,831,928
2,400		Kilroy Realty Corp	145,512
22,400	e	Kimco Realty Corp	1,012,704
34,100	e	Macerich Co	2,986,478
7,500		Maguire Properties, Inc	193,725
129,605	e	Mission West Properties, Inc	1,574,701
12,600		Nationwide Health Properties, Inc	379,638
28,800	m,v*	People’s Choice Financial Corp	0
8,900		Pennsylvania Real Estate Investment Trust	346,566
35,300	e	Post Properties, Inc	1,366,110
74,600		Prologis	4,949,710
35,600	e	Public Storage, Inc	2,799,940
44,000		Regency Centers Corp	3,377,000
28,900		SL Green Realty Corp	3,374,653
78,300		Simon Property Group, Inc	7,830,000
22,900	e	Strategic Hotels & Resorts, Inc	471,511
19,200		Sun Communities, Inc	577,536
60,500	e	Taubman Centers, Inc	3,312,375
26,023		Ventas, Inc	1,077,352
38,300	e	Vornado Realty Trust	4,188,105

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	75,853,443

HOTELS AND OTHER LODGING PLACES - 3.60%
2,700		Accor S.A.	239,704
21,800	e	Orient-Express Hotels Ltd (Class A)	1,117,686

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

29,600		Starwood Hotels & Resorts Worldwide, Inc	$1,798,200

		TOTAL HOTELS AND OTHER LODGING PLACES	3,155,590

JUSTICE, PUBLIC ORDER AND SAFETY - 0.93%
31,100	e*	Corrections Corp of America	813,887

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	813,887

REAL ESTATE - 2.66%
40,000	g,m,v*	Asset Capital Corp, Inc	216,400
11,300	*	Brookfield Properties Corp	281,370
13,600	e*	CB Richard Ellis Group, Inc (Class A)	378,624
50,000		City Developments Ltd	545,271
76,256	e	Thomas Properties Group, Inc	915,072

		TOTAL REAL ESTATE	2,336,737

		TOTAL COMMON STOCKS (Cost $80,540,732)	83,400,405

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 3.44%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.38%
$ 330,000		Federal Home Loan Bank (FHLB) 10/01/07	329,890

			329,890

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.06%
2,688,301		State Street Navigator Securities Lending Prime Portfolio	2,688,301

			2,688,301

		TOTAL SHORT TERM INVESTMENTS (Cost $3,018,301)	3,018,191

		TOTAL PORTFOLIO - 98.55)% (Cost $83,559,033)	86,418,596
		OTHER ASSETS & LIABILITIES, NET - 1.45%	1,273,033

		NET ASSETS - 100.00%	$87,691,629

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $255,200 or 0.29% of net assets.

At September 30, 2007, the unrealized appreciation on investments was $2,859,563, consisting of gross unrealized appreciation of $6,529,176 and gross unrealized depreciation of $3,669,613.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

PRINCIPAL		ISSUER			RATING+	VALUE

BONDS - 99.05%
CORPORATE BONDS - 46.66%
AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 100,000		Walt Disney Co	5.700%	07/15/11	A2	$101,428

		TOTAL AMUSEMENT AND RECREATION SERVICES				101,428

ASSET BACKED - 17.36%
250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	252,311
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	500,240
456,360		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	Aaa	453,936
200,000		Capital One Auto Finance Trust Series 2007-B (Class A3A)	5.030	04/15/12	Aaa	199,776
732,220		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	725,615
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	396,009
484,688	i	Chase Funding Loan Acquisition Trust Series 2001-C2 (Class IA5)	6.468	02/25/13	Aaa	483,291
441,559	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	298,797
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	249,078
369,492	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	348,077
500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	495,202
100,000	i	Credit-Based Asset Servicing and Securitization LLC Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	98,264
1,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	987,202
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	247,956
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	246,677
1,000,000	d	Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	996,181
100,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	99,305
790,389	i	HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	787,255
500,000		Honda Auto Receivables Owner Trust Series 2007-1 (Class A4)	5.090	07/18/13	NR	499,008
1,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	1,004,672
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	250,311
210,773		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	211,902
634,983		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	638,460
69,022	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	68,947
250,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	247,922
100,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	79,703
250,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	245,640
1,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	982,745
242,063	m,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	244,562
986,941	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	955,791
400,000	m,v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1)	5.683	08/12/47	A3	391,348
500,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	500,314

		TOTAL ASSET BACKED				14,186,497

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
100,000		Home Depot, Inc	5.400	03/01/16	Baa1	93,690

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				93,690

CHEMICALS AND ALLIED PRODUCTS - 0.47%
150,000		Abbott Laboratories	5.600	05/15/11	A1	152,782
100,000	g	Amgen, Inc	5.850	06/01/17	A2	99,047
125,000		Johnson & Johnson	5.950	08/15/37	Aaa	128,177

		TOTAL CHEMICALS AND ALLIED PRODUCTS				380,006

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

COMMUNICATIONS - 2.41%
$ 150,000		Alamosa Delaware, Inc	8.500%	01/31/12	Baa3	$156,590
100,000		AT&T, Inc	5.100	09/15/14	A2	96,766
100,000		AT&T, Inc	6.150	09/15/34	A2	98,855
50,000		AT&T, Inc	6.500	09/01/37	A2	51,555
100,000		BellSouth Corp	6.875	10/15/31	A2	104,676
100,000		Comcast Corp	5.875	02/15/18	Baa2	98,364
100,000		Comcast Corp	6.500	11/15/35	Baa2	98,745
100,000		Comcast Corp	6.950	08/15/37	Baa2	104,961
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	122,416
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	126,605
100,000	e	Rogers Wireless, Inc	7.500	03/15/15	Baa3	107,172
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	114,674
100,000	e	Telefonica Emisiones SAU	6.221	07/03/17	Baa1	101,022
100,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	98,770
100,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	97,221
100,000		Verizon Communications, Inc	5.850	09/15/35	A3	95,528
200,000		Viacom, Inc	5.750	04/30/11	Baa3	201,935
100,000	e	Vodafone Group plc	6.250	11/30/32	Baa1	97,419

		TOTAL COMMUNICATIONS				1,973,274

DEPOSITORY INSTITUTIONS - 6.64%
300,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	307,827
1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	1,020,242
500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	487,500
200,000		Bank of America NA	5.300	03/15/17	Aa1	194,002
100,000	e	Bank of America NA	6.000	10/15/36	Aa1	98,111
100,000		Bank One Corp	5.250	01/30/13	Aa3	99,138
50,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	48,341
100,000		Citigroup, Inc	5.100	09/29/11	Aa1	99,747
225,000		Citigroup, Inc	5.125	05/05/14	Aa1	219,141
200,000		Citigroup, Inc	5.850	12/11/34	Aa1	192,869
100,000	g,i	Credit Agricole S.A.	6.637	12/31/49	Aa3	93,953
900,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	841,342
100,000		FIA Card Services NA	4.625	08/03/09	Aaa	99,450
100,000	i	Huntington Capital III	6.650	05/15/37	Baa1	94,708
250,000	g,h	ICICI Bank Ltd	6.625	10/03/12	Baa2	250,185
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	246,541
300,000	g,h	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	305,613
150,000		Union Bank of California NA	5.950	05/11/16	A1	148,895
100,000		US Bank NA	5.700	12/15/08	Aa2	100,475
100,000		Wachovia Bank NA	4.875	02/01/15	Aa2	94,593
100,000		Wachovia Bank NA	5.850	02/01/37	Aa2	95,546
100,000		Wachovia Corp	4.875	02/15/14	A1	96,319
100,000		Wells Fargo & Co	4.875	01/12/11	Aa1	99,060
100,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	94,965

		TOTAL DEPOSITORY INSTITUTIONS				5,428,563

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	98,163
100,000	e	Centerpoint Energy, Inc	5.950	02/01/17	Ba1	97,693
100,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	99,326
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	103,387
100,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	97,932
100,000		Nevada Power Co	6.650	04/01/36	Ba1	99,267
50,000		Northern States Power Co	6.250	06/01/36	A2	51,087
103,000	e	Progress Energy, Inc	7.100	03/01/11	Baa2	108,326

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

$100,000	e	Southern California Edison Co	5.350%	07/15/35	A2	$89,790
50,000		Southern California Edison Co	5.550	01/15/37	A2	46,148
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	106,602
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	96,169

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,093,890

FOOD AND KINDRED PRODUCTS - 0.43%
94,000	e	Archer-Daniels-Midland Co	7.125	03/01/13	A2	100,737
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	93,134
62,000	e	ConAgra Foods, Inc	6.750	09/15/11	Baa1	64,808
98,000		ConAgra Foods, Inc	5.819	06/15/17	Baa2	96,488

		TOTAL FOOD AND KINDRED PRODUCTS				355,167

FOOD STORES - 0.13%
100,000	h	Kroger Co	6.400	08/15/17	Baa2	101,968

		TOTAL FOOD STORES				101,968

GENERAL MERCHANDISE STORES - 0.39%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	217,310
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	97,146

		TOTAL GENERAL MERCHANDISE STORES				314,456

HEALTH SERVICES - 0.12%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	101,140

		TOTAL HEALTH SERVICES				101,140

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
50,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	48,751
100,000	e	iStar Financial, Inc	5.700	03/01/14	Baa2	91,857
90,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	94,050

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				234,658

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.37%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	196,287
100,000		John Deere Capital Corp	7.000	03/15/12	A2	106,911

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				303,198

INSTRUMENTS AND RELATED PRODUCTS - 0.12%
100,000	e	Medtronic, Inc	4.750	09/15/15	A1	93,854

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				93,854

INSURANCE CARRIERS - 0.90%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	95,438
100,000	i	Chubb Corp	6.375	03/29/37	A3	99,410
100,000	e	Chubb Corp	6.000	05/11/37	A2	95,474
100,000		Metlife, Inc	5.000	06/15/15	A2	95,337
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	98,070
100,000	g	Prudential Funding LLC	6.750	09/15/23	A1	103,476
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A3	99,378

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

$ 50,000		WellPoint, Inc	5.875%	06/15/17	Baa1	$49,648

		TOTAL INSURANCE CARRIERS				736,231

METAL MINING - 0.23%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	95,852
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	95,571

		TOTAL METAL MINING				191,423

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
100,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	98,250

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				98,250

MISCELLANEOUS RETAIL - 0.12%
100,000		CVS Caremark Corp	5.750	06/01/17	Baa2	97,605

		TOTAL MISCELLANEOUS RETAIL				97,605

MOTION PICTURES - 0.24%
100,000	e	Historic TW, Inc	6.625	05/15/29	Baa2	97,934
100,000	e	News America, Inc	5.300	12/15/14	Baa2	97,286

		TOTAL MOTION PICTURES				195,220

NONDEPOSITORY INSTITUTIONS - 2.95%
100,000		CIT Group, Inc	5.400	02/13/12	A2	96,471
100,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	96,375
148,000		Ford Motor Credit Co	9.750	09/15/10	B1	150,988
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	101,287
500,000		General Electric Capital Corp	5.500	06/04/14	Aaa	502,206
100,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	99,639
250,000		HSBC Finance Corp	5.900	06/19/12	Aa3	253,197
200,000		HSBC Finance Corp	4.750	07/15/13	Aa3	190,345
100,000		International Lease Finance Corp	5.650	06/01/14	A1	98,886
100,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	96,000
100,000	e	MBNA Corp	6.125	03/01/13	Aa1	103,015
250,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	256,135
100,000		Residential Capital LLC	7.125	11/21/08	Ba1	89,500
100,000		Residential Capital LLC	7.500	06/01/12	Ba1	81,000
125,000		Residential Capital LLC	7.500	04/17/13	Ba1	100,937
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	98,100

		TOTAL NONDEPOSITORY INSTITUTIONS				2,414,081

OIL AND GAS EXTRACTION - 0.68%
100,000	e	Baker Hughes, Inc	6.875	01/15/29	A2	109,916
50,000		BJ Services Co	5.750	06/01/11	Baa1	51,043
100,000		Nexen, Inc	5.650	05/15/17	Baa2	96,621
100,000		Nexen, Inc	6.400	05/15/37	Baa2	97,175
100,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	101,957
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	102,780

		TOTAL OIL AND GAS EXTRACTION				559,492

OTHER MORTGAGE BACKED SECURITIES - 6.68%
25,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.353	09/10/47	Aaa	23,938

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

$146,281		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000%	05/01/36	Aaa	$146,897
90,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	87,713
100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.624	03/11/39	NR	100,216
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	175,076
150,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.632	04/12/38	Aaa	151,015
75,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	75,047
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	100,468
232,559		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	AGY	231,530
100,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	NR	100,308
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	99,289
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	245,350
124,840		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	124,997
50,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	50,037
250,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2)	5.778	08/10/45	Aaa	254,084
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	754,801
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	98,625
250,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	245,588
500,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	470,246
55,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	54,396
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.843	05/12/39	NR	76,138
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.607	02/12/39	NR	74,973
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	199,090
100,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	97,439
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	103,327
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.948	10/15/42	NR	49,195
50,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	47,744
250,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	247,358
100,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	96,641
200,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	200,193
688,646		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	676,743

		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,458,462

PAPER AND ALLIED PRODUCTS - 0.35%
100,000	e	Bemis Co, Inc	4.875	04/01/12	Baa1	98,241
90,000		Cenveo Corp	7.875	12/01/13	B3	81,900
100,000	e	Kimberly-Clark Corp	6.625	08/01/37	A2	106,587

		TOTAL PAPER AND ALLIED PRODUCTS				286,728

PETROLEUM AND COAL PRODUCTS - 0.18%
100,000		ConocoPhillips	5.900	10/15/32	A1	98,202
50,000		Valero Energy Corp	6.625	06/15/37	Baa3	50,744

		TOTAL PETROLEUM AND COAL PRODUCTS				148,946

PIPELINES, EXCEPT NATURAL GAS - 0.24%
100,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	99,948
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	95,498

		TOTAL PIPELINES, EXCEPT NATURAL GAS				195,446

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

PRINTING AND PUBLISHING - 0.54%
$100,000		Idearc, Inc	8.000%	11/15/16	B2	$99,750
122,000		Morris Publishing Group LLC	7.000	08/01/13	B1	95,465
250,000		Thomson Corp	5.700	10/01/14	Baa1	247,885

		TOTAL PRINTING AND PUBLISHING				443,100

RAILROAD TRANSPORTATION - 0.29%
100,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	97,969
50,000		Canadian National Railway Co	6.200	06/01/36	A3	48,894
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	91,802

		TOTAL RAILROAD TRANSPORTATION				238,665

SECURITY AND COMMODITY BROKERS - 1.69%
100,000		Bear Stearns Cos, Inc	6.400	10/02/17	A1	99,556
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	112,904
100,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	101,016
100,000	v	Eaton Vance Corp	6.500	10/02/17	A3	100,642
100,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	94,625
100,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	99,290
100,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	97,023
100,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	97,025
100,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	95,271
100,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	97,930
50,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	45,763
100,000		Morgan Stanley	5.750	10/18/16	Aa3	98,647
250,000		Morgan Stanley	5.450	01/09/17	Aa3	241,073

		TOTAL SECURITY AND COMMODITY BROKERS				1,380,765

TRANSPORTATION BY AIR - 0.12%
100,000		FedEx Corp	3.500	04/01/09	Baa2	97,516

		TOTAL TRANSPORTATION BY AIR				97,516

TRANSPORTATION EQUIPMENT - 0.66%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	103,627
100,000		Boeing Co	6.125	02/15/33	A2	99,799
100,000		General Dynamics Corp	3.000	05/15/08	A2	98,783
200,000		Honeywell International, Inc	5.700	03/15/37	A2	190,686
50,000		United Technologies Corp	6.050	06/01/36	A2	50,199

		TOTAL TRANSPORTATION EQUIPMENT				543,094

WHOLESALE TRADE-DURABLE GOODS - 0.13%
100,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	103,027

		TOTAL WHOLESALE TRADE-DURABLE GOODS				103,027

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	98,239
100,000		Procter & Gamble Co	5.550	03/05/37	Aa3	95,537

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				193,776

		TOTAL CORPORATE BONDS (Cost $38,742,740)				38,143,616

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

GOVERNMENT BONDS - 52.39%
AGENCY SECURITIES - 7.81%
$ 550,000		Federal Farm Credit Bank (FFCB)	3.375%	07/15/08	Aaa	$544,386
550,000		FFCB	4.125	04/15/09	Aaa	547,406
500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/20/12	Aaa	518,456
200,000		FHLMC	5.750	06/27/16	Aa2	208,165
1,500,000		FHLMC	5.125	10/18/16	Aaa	1,515,585
1,000,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	1,006,611
500,000		FNMA	5.375	06/12/17	Aaa	514,182
356,582		FNMA	6.000	06/01/36	A	357,176
100,000		FNMA	5.625	07/15/37	Aaa	105,142
175,000		Private Export Funding Corp	5.000	12/15/16	Aaa	175,160
500,000	v	Private Export Funding Corp	5.450	09/15/17	Aaa	512,758
390,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	380,168

		TOTAL AGENCY SECURITIES				6,385,195

FOREIGN GOVERNMENT BONDS - 4.04%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	252,106
100,000	e	China Development Bank	5.000	10/15/15	A1	96,604
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	94,166
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	101,138
100,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	101,747
100,000		European Investment Bank	4.875	02/15/36	Aaa	92,580
250,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	246,190
100,000	e	Israel Government International Bond	5.500	11/09/16	A2	99,577
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	102,236
100,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	99,963
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	108,750
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	994,405
100,000		Province of Ontario	4.750	01/19/16	Aa1	97,656
100,000		Province of Quebec Canada	5.125	11/14/16	Aa2	100,038
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	565,880
150,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	148,297

		TOTAL FOREIGN GOVERNMENT BONDS				3,301,333

MORTGAGE BACKED SECURITIES - 26.95%
137,720	i	Federal Home Loan Mortgage Corp (FHLMC)	5.090	02/01/36		137,661
124,816	i	FHLMC	5.013	09/01/36		127,041
393,691	i	FHLMC	6.133	09/01/36		397,735
314,468	i	FHLMC	5.650	03/01/37		322,377
379,504	i	FHLMC	5.798	03/01/37		382,829
483,876	i	FHLMC	5.881	04/01/37		482,660
414,828		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		407,358
311,664		FGLMC	4.500	07/01/20		300,043
366,205		FGLMC	5.000	07/01/33		350,535
318,164		FGLMC	5.000	11/01/33		304,550
578,963		FGLMC	6.000	11/01/33		581,710
86,339		FGLMC	6.500	05/01/36		87,905
166,854		FGLMC	6.500	12/01/36		168,596
686,676		FGLMC	5.500	04/01/37		672,383
784,441		FGLMC	5.500	05/01/37		768,113
422,843		Federal National Mortgage Association (FNMA)	6.366	12/01/08		424,335
33,575		FNMA	5.000	06/01/13		33,503
1,742,181		FNMA	4.556	01/01/15		1,669,203
143,440		FNMA	5.500	04/01/18		143,422
102,501		FNMA	5.500	05/01/18		102,488

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER			RATING+	VALUE

$ 150,000		FNMA	4.000%	02/25/19		$136,886
164,082		FNMA	4.500	03/01/19		158,141
389,051		FNMA	5.500	07/01/20		388,608
274,379		FNMA	4.500	12/01/20		264,253
254,701		FNMA	5.500	02/01/24		252,054
592,076		FNMA	5.500	07/01/24		585,440
21,691		FNMA	5.500	09/01/24		21,448
245,163		FNMA	5.500	07/01/33		240,820
557,382		FNMA	5.500	07/01/33		547,509
940,729		FNMA	5.500	07/01/33		924,065
353,287		FNMA	4.500	08/01/33		328,475
455,723		FNMA	4.500	09/01/33		424,019
727,001		FNMA	6.000	10/01/33		730,673
314,730		FNMA	5.000	11/01/33		301,281
1,552,659		FNMA	5.500	11/01/33		1,525,154
1,246,010		FNMA	5.000	03/01/34		1,192,765
694,314		FNMA	5.000	03/01/34		664,644
186,431		FNMA	5.500	04/01/34		182,981
284,542		FNMA	5.000	08/01/34		272,139
81,298		FNMA	6.500	02/01/35		83,035
1,314,543		FNMA	5.000	02/25/35		1,299,092
317,107		FNMA	5.500	04/01/35		311,239
116,534		FNMA	7.500	06/01/35		120,769
145,081		FNMA	5.500	07/01/35		142,277
50,899		FNMA	7.500	07/01/35		52,749
468,687		FNMA	5.500	09/01/35		460,385
437,546	i	FNMA	5.971	07/01/36		448,260
272,774		FNMA	6.000	10/01/36		273,229
148,768		FNMA	6.500	12/01/36		150,367
151,880		FNMA	7.000	02/01/37		156,759
483,540		FNMA	6.500	03/01/37		492,364
244,249		FNMA	7.000	04/01/37		252,095
411,138		Government National Mortgage Association (GNMA)	5.500	07/20/33		404,566
64,992		GNMA	5.000	03/15/34		62,956
325,598		GNMA	5.000	06/15/34		315,395

		TOTAL MORTGAGE BACKED SECURITIES				22,031,339

U.S. TREASURY SECURITIES - 13.59%
317,533		United States Treasury Inflation Indexed Bonds	3.875	01/15/09		324,033
2,199,060		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		2,126,045
1,816,000		United States Treasury Bond	4.750	02/15/37		1,790,888
500,000	d	United States Treasury Note	2.625	05/15/08		495,312
500,000		United States Treasury Note	4.000	08/31/09		500,351
3,600,000		United States Treasury Note	4.125	08/31/12		3,585,377
600,000		United States Treasury Note	3.625	05/15/13		581,390
490,000		United States Treasury Note	4.500	05/15/17		487,244
833,000		United States Treasury Note	4.750	08/15/17		844,194
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		374,788

		TOTAL U.S. TREASURY SECURITIES				11,109,622

		TOTAL GOVERNMENT BONDS (Cost $43,142,919)				42,827,489

		TOTAL BONDS (Cost $81,885,659)				80,971,105

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES	COMPANY			RATING+	VALUE

PREFERRED STOCKS - 0.12%
DEPOSITORY INSTITUTIONS - 0.12%
4,000	Bank of America Corp	6.204%	12/30/49	Aa3	$98,400

	TOTAL DEPOSITORY INSTITUTIONS				98,400

	TOTAL PREFERRED STOCKS (Cost $100,000)				98,400

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 6.16%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.01%
$1,640,000	Federal Home Loan Bank (FHLB)	0.000	10/01/07		1,639,453

					1,639,453

SHARES	COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.15%
3,388,498	State Street Navigator Securities Lending Prime Portfolio				3,388,498

					3,388,498

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,028,498)				5,027,951

	TOTAL PORTFOLIO - 105.33% (Cost $87,014,157)				86,097,456
	OTHER ASSETS & LIABILITIES, NET - (5.33)%				(4,354,516)

	NET ASSETS - 100.00%				$81,742,940

+	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $4,415,224 or 5.40% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

j	Zero coupon

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

At September 30, 2007, the unrealized depreciation on investments was $(916,701), consisting of gross unrealized appreciation of $377,339 and gross unrealized depreciation of $1,294,040.

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (unaudited)

September 30, 2007

PRINCIPAL	ISSUER			VALUE

SHORT-TERM INVESTMENTS - 100.35%
BANK NOTES - 1.09%
$1,000,000	Wells Fargo Bank NA	5.400%	10/23/07	$1,000,000

	TOTAL BANK NOTES			1,000,000

BANKER ACCEPTANCE - 1.07%
1,000,000	Wachovia Bank NA	0.000	03/11/08	977,624

	TOTAL BANKER ACCEPTANCE			977,624

CERTIFICATES OF DEPOSIT - 8.17%
1,435,000	Abbey National plc	5.000	12/27/07	1,435,034
1,000,000	American Express Bank FSB	5.780	10/03/07	1,000,001
1,155,000	American Express Bank FSB	5.060	11/01/07	1,155,010
1,000,000	Canadian Imperial Bank of Commerce	5.440	10/29/07	1,000,000
1,000,000	Dexia Banque	5.070	11/05/07	1,000,010
410,000	Royal Bank of Canada	5.310	10/25/07	410,003
1,500,000	Royal Bank of Scotland plc	5.410	11/06/07	1,500,000

	TOTAL CERTIFICATES OF DEPOSIT			7,500,058

COMMERCIAL PAPER - 75.38%
1,200,000	Abbey National North America LLC	0.000	10/04/07	1,199,477
400,000	American Express Credit Corp	0.000	10/18/07	399,016
515,000	American Honda Finance Corp	0.000	10/10/07	514,328
1,130,000	American Honda Finance Corp	0.000	11/27/07	1,120,589
1,075,000	Bank of America Corp	0.000	11/16/07	1,067,802
800,000	Barclays U.S. Funding Corp	0.000	11/05/07	795,956
1,055,000	Becton Dickinson & Co	0.000	10/19/07	1,052,389
450,000	Beta Finance, Inc	0.000	10/23/07	448,556
1,000,000	BMW US Capital Corp	0.000	11/16/07	993,394
750,000	Canadian Imperial Holding, Inc	0.000	11/13/07	745,176
1,000,000	Canadian Imperial Holding, Inc	0.000	12/07/07	989,671
1,070,000	Ciesco LLC	0.000	10/17/07	1,067,480
290,000	Ciesco LLC	0.000	10/19/07	289,202
800,000	Citigroup Funding, Inc	0.000	10/18/07	798,019
1,000,000	Citigroup Funding, Inc	0.000	12/13/07	989,050
1,000,000	Citigroup Funding, Inc	0.000	01/24/08	982,910
700,000	Coca-Cola Co	0.000	12/04/07	693,479
500,000	Coca-Cola Co	0.000	12/06/07	495,252
990,000	Colgate-Palmolive Co	0.000	11/08/07	984,555
3,000,000	Corporate Asset Funding Corp	0.000	10/24/07	2,990,225
500,000	Danske Corp	0.000	10/12/07	499,209
1,000,000	Danske Corp	0.000	12/20/07	988,067
500,000	Dorada Finance, Inc	0.000	10/22/07	498,469
725,000	General Electric Capital Corp	0.000	10/18/07	723,213
540,000	General Electric Capital Corp	0.000	10/19/07	538,585
1,115,000	General Electric Co	0.000	12/07/07	1,104,126
350,000	Govco LLC	0.000	10/17/07	349,184
406,000	Govco LLC	0.000	11/05/07	403,888
1,505,000	HBOS Treasury Services plc	0.000	11/02/07	1,497,709
970,000	IBM International Group	0.000	10/15/07	968,031
800,000	IBM International Group	0.000	10/31/07	796,520
500,000	ING US Funding LLC	0.000	10/16/07	498,920
500,000	ING US Funding LLC	0.000	11/19/07	496,236
1,125,000	International Business Machines Corp	0.000	10/01/07	1,125,000
1,110,000	Johnson & Johnson	0.000	11/19/07	1,102,446
700,000	Kimberly-Clark Wordwide	0.000	10/11/07	698,995
920,000	Kitty Hawk Funding Corp	0.000	10/29/07	916,243

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER			VALUE

$1,000,000	Kitty Hawk Funding Corp	0.000%	12/14/07	$987,975
663,000	Kitty Hawk Funding Corp	0.000	12/18/07	654,927
615,000	McGraw-Hill Cos, Inc	0.000	10/02/07	614,911
500,000	McGraw-Hill Cos, Inc	0.000	10/10/07	499,346
670,000	McGraw-Hill Cos, Inc	0.000	12/06/07	663,600
350,000	Nestle Capital Corp	0.000	10/09/07	349,596
800,000	Nestle Capital Corp	0.000	12/19/07	790,783
500,000	Nestle Capital Corp	0.000	03/05/08	488,712
500,000	Nestle Capital Corp	0.000	03/11/08	488,547
500,000	Nestle Capital Corp	0.000	03/13/08	489,226
1,015,000	Old Line Funding LLC	0.000	10/05/07	1,014,415
700,000	Park Avenue Receivables Corp	0.000	10/11/07	698,969
900,000	Private Export Funding Corp	0.000	10/31/07	896,092
1,000,000	Private Export Funding Corp	0.000	12/10/07	990,064
500,000	Private Export Funding Corp	0.000	01/14/08	492,665
730,000	Procter & Gamble International	0.000	10/25/07	727,462
1,000,000	Procter & Gamble International	0.000	12/06/07	990,448
1,000,000	Procter & Gamble International	0.000	12/17/07	989,819
2,470,000	Rabobank USA Financial Corp	0.000	12/17/07	2,444,536
417,000	Ranger Funding Co LLC	0.000	10/01/07	417,000
400,000	Ranger Funding Co LLC	0.000	10/03/07	399,883
440,000	Ranger Funding Co LLC	0.000	10/09/07	439,486
1,005,000	Ranger Funding Co LLC	0.000	11/28/07	995,042
491,000	Ranger Funding Co LLC	0.000	12/18/07	484,989
300,000	Scaldis Capital LLC	0.000	10/24/07	298,994
523,000	Scaldis Capital LLC	0.000	12/17/07	517,166
650,000	Sedna Finance, Inc	0.000	10/25/07	647,729
500,000	Sigma Finance, Inc	0.000	11/29/07	495,739
900,000	Societe Generale North America, Inc	0.000	10/01/07	900,000
500,000	Societe Generale North America, Inc	0.000	10/09/07	499,417
1,200,000	Svensk Exportkredit AB	0.000	10/11/07	1,198,258
1,540,000	Svensk Exportkredit AB	0.000	12/05/07	1,525,207
1,500,000	Toronto-Dominion Holdings	0.000	01/31/08	1,474,278
300,000	Toyota Motor Credit Corp	0.000	10/15/07	299,391
1,000,000	Toyota Motor Credit Corp	0.000	10/17/07	997,676
1,370,000	Toyota Motor Credit Corp	0.000	01/16/08	1,350,658
635,000	UBS Finance (Delaware) LLC	0.000	10/18/07	633,427
1,110,000	UBS Finance (Delaware) LLC	0.000	12/12/07	1,098,190
1,015,000	UBS Finance (Delaware) LLC	0.000	12/31/07	1,001,081
1,150,000	Unilever Capital Corp	0.000	11/15/07	1,142,424
500,000	Variable Funding Capital Corp	0.000	10/16/07	498,907
750,000	Wal-Mart Stores, Inc	0.000	10/10/07	749,023
800,000	Wal-Mart Stores, Inc	0.000	10/23/07	797,458
1,000,000	Washington Gas Light Co	0.000	10/02/07	999,868
1,000,000	Yorktown Capital LLC	0.000	11/26/07	990,464
750,000	Yorktown Capital LLC	0.000	12/11/07	741,717
500,000	Yorktown Capital LLC	0.000	12/21/07	493,340

	TOTAL COMMERCIAL PAPER			69,180,272

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 11.15%
360,000	Federal Home Loan Bank (FHLB)	0.000	10/26/07	358,770
790,000	FHLB	0.000	11/21/07	784,270
1,370,000	FHLB	0.000	11/23/07	1,359,912
760,000	FHLB	0.000	12/14/07	752,361
525,000	FHLB	0.000	01/30/08	516,530
247,000	FHLB	0.000	02/12/08	242,626
1,100,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	11/09/07	1,094,185

See Notes to Statement of Investments

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER			VALUE

$ 975,000	FHLMC	0.000%	11/26/07	$967,227
1,032,000	FHLMC	0.000	12/26/07	1,019,920
500,000	Federal National Mortgage Association (FNMA)	0.000	10/17/07	498,856
2,550,000	FNMA	0.000	10/24/07	2,541,993
100,000	FNMA	0.000	11/14/07	99,372

	TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			10,236,022

VARIABLE NOTES - 3.49% ( i )
1,200,000	PNC Bank NA	5.069	01/02/08	1,199,924
1,000,000	Suntrust Bank	5.119	01/28/08	1,000,092
1,000,000	US Bank NA	5.099	11/30/07	1,000,007

	TOTAL VARIABLE NOTES			3,200,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $92,093,999)			92,093,999

	TOTAL PORTFOLIO - 100.35% (Cost $92,093,999)			92,093,999
	OTHER ASSETS & LIABILITIES, NET - (0.35)%			(322,145)

	NET ASSETS - 100.00%			$91,771,854

i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2007.

See Notes to Statement of Investments

NOTES TO STATEMENT OF INVESTMENTS (unaudited)

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds. TIAA invested in each of the Funds at its commencement of operations. At September 30, 2007, TIAA held the following amounts in the Funds:

Fund	Investments in Funds Held By TIAA	Percentage of Net Assets
Growth Equity	$—	—%
Growth & Income	13,487,702	17.19
International Equity	33,344,234	21.98
Large-Cap Value	27,934,888	35.91
Small-Cap Equity	23,892,979	43.00
Stock Index	—	—
Social Choice Equity	12,812,231	32.59
Real Estate Securities	37,359,647	42.60
Bond	57,132,400	69.89
Money Market	—	—

The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost, or market value if market value is materially different from amortized cost. Investments in other registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). The loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral (except for the Social Choice Equity Fund) is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded.

NOTES TO STATEMENT OF INVESTMENTS (unaudited) continued

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, which are specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. TIPS are backed by the full faith and credit of the U.S. Government.

Targeted Return Index Securities (“TRAINs”): The Funds may invest in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. The Funds carry on their books the current face value of the TRAIN which represents the current face value of the underlying securities. If a security is removed from the TRAIN the current face value will be reduced equal to the face value of the security. The holder will have the option of receiving their portion of the bond or cash. These securities accrual payments are based upon the underlying securities so that the payment dates coincide with the individual securities in the TRAIN.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosure about fair value measurements. SFAS 157 does not require a new fair value measurement but the application could change current practice in determining fair value and may require modification to financial statement amounts and disclosures. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is still assessing the impact of SFAS 157.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 28, 2007	By:	/s/ Scott C. Evans
Scott C. Evans Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 28, 2007	By:	/s/ Scott C. Evans
Scott C. Evans Principal Executive Officer and President (principal executive officer)

Date: November 28, 2007	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer